Index Advantage+ New York, 485BPOS

Filed on September 25, 2026

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-4

File Nos. 333-275897; 811-05716

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 5	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 306	☒

(Check appropriate box or boxes.)

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

(Exact Name of Registered Separate Account)

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

(Name of Insurance Company)

File No. 333-275895

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 5	☒

(Check appropriate box or boxes.)

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

(Name of Insurance Company)

1633 Broadway, 42nd Floor, New York, NY 10019

(Address of Insurance Company’s Principal Executive Offices) (Zip Code)

(763) 582-6089

(Insurance Company’s Telephone Number, including Area Code)

Doug Hodgson, Senior Counsel, Associate General Counsel

Allianz Life Insurance Company of North America

5701 Golden Hills Drive

Minneapolis, MN 55416-1297

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuously on and after the effective date of each Registration Statement.

It is proposed that this filing will become effective (check the appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

☐	If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial account standards provided pursuant to Section 7(a)(2)(B) of the Securities Act

☒	Insurance Company relying on Rule 12h-7 under the Exchange Act

☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

PART A – prospectus

Index Advantage+ New York® ANNUITY CONTRACT
Issued by Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our)
The annuity described in this prospectus is an individual flexible purchase payment index-linked and variable deferred annuity contract (Contract). This prospectus describes the Contract between you, the Owner, and Allianz Life of New York.
The Contract allows you to allocate your Purchase Payments and any earnings among the Contract’s available index-linked investment options (Index Options) and the Variable Option. The Variable Option is a subaccount of our Allianz Life of NY Variable Account C that invests exclusively in shares of the AZL Government Money Market Fund. Allianz Life of NY Variable Account C is our registered separate account, and it is referred to in this prospectus as the “Separate Account”. For additional information about each of the Contract’s Investment Options, see Appendix A – Investment Options Available Under the Contract.
The Contract is a complex investment and involves risks. You may lose money, including your principal investment and previously credited earnings.
Index Options. Each Index Option is tied (or linked) to the performance of a specific market index (Index) for a defined time period (Term). At the end of a Term, we will apply positive, negative, or zero interest (Performance Credits) to your investment in an Index Option based, in part, on the performance of the Index.
Each available Index Option offers a certain level of protection against Index losses used in the calculation of Performance Credits through a Buffer.
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We currently offer Index Options with Buffers ranging from 10% to 30%. If there is poor Index performance, you could lose up to 70% to 90% of your investment in an Index Option after taking into account the Buffer protection. Cumulative losses over the life of the Contract could be greater.
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The current limit on Index loss for an Index Option will not change for the life of that Index Option. However, we reserve the right to add new Index Options. As such, the limits on Index loss offered under the Contract may change from one Term to the next if we add an Index Option.
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If we offer a new Index Option with a Buffer in the future, the Buffer will be no lower than 5%.
Each available Index Option also has an upside feature, either a Trigger Rate, Cap, and/or Participation Rate, used in the calculation of Performance Credits.
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We may limit the amount you can earn on an Index Option based on the Trigger Rate, Cap, or Participation Rate, as applicable.
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The lowest Trigger Rate, Cap, and Participation Rate that we may establish if we add a new Index Option to the Contract are 3%, 3%, and 100%, respectively.
With notice we may make certain Index Options temporarily unavailable if we are unable to support the minimum Trigger Rate or Cap due to yield on investments or the availability or cost of hedging. A list of currently available Index Options, including information on which can be made temporarily unavailable and when they may be made temporarily unavailable, can be found in the Overview of the Contract section of this prospectus.
Variable Option. The Variable Option is available for allocation of Purchase Payments and any earnings and is also used to temporarily hold Purchase Payments allocated to the Index Options until they are transferred to the Index Options. The Variable Option’s performance is based on the AZL Government Money Market Fund, the underlying fund in which the Variable Option invests.
This Contract is not a short-term investment and is not appropriate if you need ready access to cash. Withdrawals could result in withdrawal charges, negative Daily Adjustments, taxes, and tax penalties. The maximum potential loss from a negative Daily Adjustment is -99%.
All obligations and guarantees under the Contract, including Performance Credits, are the obligations of Allianz Life of New York and are subject to our claims-paying ability and financial strength.
Please read this prospectus before investing and keep it for future reference. The prospectus describes all material rights and obligations of purchasers under the Contract. It contains important information about the Contract and Allianz Life of New York that you ought to know before investing. This prospectus currently is offered only in New York. This

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

prospectus is not an offer to sell the securities, and it is not soliciting an offer to buy the securities, in any state where offers or sales are not permitted. You should rely only on the information contained in this prospectus. We have not authorized anyone to give you different information.
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties, although we will apply the Daily Adjustment if the cancellation occurs after the Index Effective Date and there are amounts allocated to an Index Option. Upon cancellation, you will receive your total Contract Value. If you have an Individual Retirement Annuity Contract, we refund the greater of Purchase Payments less withdrawals, or total Contract Value. You should review this prospectus, or consult with your Financial Professional, for additional information about the specific cancellation terms that apply.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal.
Before investing, be sure to ask your Financial Professional about the Contract’s features, benefits, risks, fees and expenses, whether the Contract is appropriate for you based upon your financial situation and objectives, and for a specific recommendation to purchase the Contract. This prospectus is not intended to constitute a suitability recommendation or fiduciary advice.
Additional information about certain investment products, including index-linked and variable annuities, has been prepared by the SEC’s staff and is available at https://www.investor.gov.
Dated: September 25, 2026

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Glossary
This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.
Accumulation Phase – the first phase of your Contract before you request Annuity Payments. The Accumulation Phase begins on the Issue Date.
Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant, and can add a joint Annuitant for the Annuity Phase. There are restrictions on who can become an Annuitant.
Annuity Date – the date we begin making Annuity Payments to the Payee from the Contract. Your Annuity Date must occur on an Index Anniversary. The earliest available Annuity Date is the next Index Anniversary that occurs at least 13 months after the Issue Date, and the maximum Annuity Date is age 100.
Annuity Options – the annuity income options available to you under the Contract.
Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.
Annuity Phase – the phase the Contract is in once Annuity Payments begin.
Beneficiary – the person(s) or entity the Owner designates to receive any death benefit, unless otherwise required by the Contract or applicable law.
Buffer – for each Index Option, this is the negative Index Return that we absorb over the duration of a Term (which can be either one, three, or six years) before applying a negative Performance Credit. We do not apply the Buffer annually on a 3-year or 6-year Term Index Option. The Index Dual Precision Strategy and Index Precision Strategy Buffers are 10%, and Index Performance Strategy Buffers are either 10%, 20%, or 30%. Buffers do not change.
Business Day – each day on which the New York Stock Exchange is open for trading. Allianz Life of New York is open for business on each day that the New York Stock Exchange is open. Our Business Day ends when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.
Cap – for any Index Option with the Index Performance Strategy, this is the upper limit on positive Index performance after application of any Participation Rate over the duration of a Term (which can be either one, three, or six years) and the maximum potential Performance Credit for an Index Option. We do not apply the Cap annually on a 3-year or 6-year Term Index Option. On each Term Start Date, we set a Cap for each available Index Option. The Caps applicable to your Contract are shown on the Index Options Statement.
Cash Value – the amount available upon surrender (full withdrawal). It is the Contract Value (including any Daily Adjustment) less any final contract maintenance charge, and withdrawal charge.
Contract – the individual flexible purchase payment index-linked and variable deferred annuity contract described by this prospectus. The Contract may also be referred to as a registered index-linked annuity, or “RILA”.
Contract Anniversary – a twelve-month anniversary of the Issue Date or any subsequent Contract Anniversary.
Contract Value – the current value of the Purchase Payments you invest. On any Business Day, your Contract Value is the sum of your Index Option Value(s) and Variable Account Value. Variable Account Value fluctuates each Business Day that money is in the Variable Option. Index Option Value is increased or decreased on each Term End Date to reflect Performance Credits, which can be negative. A negative Performance Credit means that you can lose principal and previous earnings. The Index Option Values also reflect the Daily Adjustment on every Business Day other than the Term Start Date or Term End Date. All withdrawals you take reduce Contract Value dollar for dollar, even Penalty-Free Withdrawals. Contract Value is also reduced dollar for dollar for deductions we make for Contract fees and expenses. However, Contract Value does not reflect future fees and expenses we would apply on surrender. The Cash Value reflects all Contract fees and expenses we would apply on surrender (including any withdrawal charge), as well as any applicable Daily Adjustment.
Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.
Crediting Method – a method we use to calculate Performance Credits if you allocate Purchase Payments or transfer Contract Value to an Index Option.

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Daily Adjustment – how we calculate Index Option Values on days other than the Term Start Date or Term End Date as discussed in section 7, Expenses and Adjustments – Daily Adjustment; and Appendix C. The Daily Adjustment approximates the Index Option Value that will be available on the Term End Date. It is the estimated present value of the future Performance Credit that we will apply on the Term End Date.
Determining Life (Lives) – the person(s) designated at Contract issue and named in the Contract on whose life we base the guaranteed Traditional Death Benefit.
Early Reallocation – a feature that allows you to move assets out of the Variable Option on days other than an Index Anniversary, and/or from locked Index Options on days other than an Index Anniversary or a Term End Date. The Index Performance Strategy 6-year Term Index Options are not available as a destination for Early Reallocation, but they can be a source.
Financial Professional – the person who advises you regarding the Contract.
Fund – the AZL Government Money Market Fund, the underlying fund in which the Variable Option invests.
Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes providing information on the correct form, with any required certifications, guarantees and/or signatures, and received at our Service Center after delivery to the correct mailing, email, or website address, which are all listed at the back of this prospectus. If you have questions about the information we require, or whether you can submit certain information by fax, email or over the web, please contact our Service Center. If you send information by email or upload it to our website, we send you a confirmation number that includes the date and time we received your information.
Guaranteed Death Benefit Value – the guaranteed value that is available to your Beneficiary(ies) on the first death of any Determining Life during the Accumulation Phase. The Guaranteed Death Benefit Value is total Purchase Payments reduced proportionately for withdrawals you take (including any withdrawal charge). All withdrawals you take reduce the Guaranteed Death Benefit Value, even Penalty-Free Withdrawals. However, we do not reduce the Guaranteed Death Benefit Value for deductions we make for Contract fees and expenses.
Index (Indexes) – one (or more) of the nationally recognized third-party broad based equity securities price return Indexes available to you under your Contract as described in Appendix B.
Index Anniversary – a twelve-month anniversary of the Index Effective Date or any subsequent Index Anniversary.
Index Dual Precision Strategy – one of the Crediting Methods described in section 4, Index Options. The Index Dual Precision Strategy calculates Performance Credits based on Index Returns subject to a Trigger Rate and 10% Buffer. This Crediting Method provides a positive Performance Credit for negative market movements when the loss is less than or equal to the 10% Buffer. However, you can still receive negative Performance Credits under this Crediting Method when the Index Return is negative and extends beyond the Buffer, which means you can lose principal and previous earnings. Significant losses beyond the 10% Buffer for the Index Dual Precision Strategy can result in substantial loss of principal and previous earnings.
Index Effective Date – the first day we allocate assets to an Index Option. The Index Effective Date is stated on the Index Options Statement and starts the first Index Year. When you purchase this Contract you select the Index Effective Date as discussed in section 3, Purchasing the Contract – Allocation of Purchase Payments and Contract Value Transfers.
Index Option(s) – the index-linked investments available to you under the Contract. Each Index Option is the combination of an Index, a Crediting Method, a Term length, and a Buffer amount.
Index Option Base – an amount we use to calculate Performance Credits and the Daily Adjustment. The Index Option Base is initially equal to the amounts you allocate to an Index Option. We reduce the Index Option Base proportionately for withdrawals you take (including any withdrawal charge), and deductions we make for Contract fees and expenses. We increase/decrease it by the dollar amount of additional Purchase Payments allocated to the Index Option, transfers into or out of the Index Option, and any Performance Credits.
Index Option Value – on any Business Day, it is equal to the portion of your Contract Value in a particular Index Option. We establish an Index Option Value for each Index Option you select. Each Index Option Value includes any Performance Credits from previous Term End Dates and reflects proportional reductions for previous partial withdrawals you take

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

(including any withdrawal charge), and previous deductions we made for Contract fees and expenses. On each Business Day, other than the Term Start Date or Term End Date, the Index Option Values also include an increase/decrease from the Daily Adjustment.
Index Options Statement – the account statement we mail to you on the Index Effective Date and each Index Anniversary thereafter. On the Index Effective Date, the statement shows the initial Index Values, Trigger Rates, Caps, and Participation Rates for the Index Options you selected. On each Index Anniversary, the statement shows the new Index Values, Performance Credits received, and renewal or Early Reallocation Trigger Rates, Caps, and Participation Rates that are effective for the next Term for the Index Options you selected. The Index Options Statement also shows the applicable Buffer for your selected Index Option(s). For any Index Option you selected that has not reached its Term End Date, the statement shows the current Index Anniversary’s Index Option Value, which includes the Daily Adjustment.
Index Performance Strategy – one of the Crediting Methods described in section 4, Index Options. This Crediting Method offers 1-year, 3-year, and 6-year Terms. The Index Performance Strategy calculates Performance Credits based on Index Returns subject to any applicable Participation Rate, Cap, and a 10%, 20%, or 30% Buffer. You can receive negative Performance Credits under this Crediting Method, which means you can lose principal and previous earnings.
Index Precision Strategy – one of the Crediting Methods described in section 4, Index Options. The Index Precision Strategy calculates Performance Credits based on Index Values and Index Returns subject to the Trigger Rate and 10% Buffer. You can receive negative Performance Credits under this Crediting Method, which means you can lose principal and previous earnings.
Index Return – the percentage change in Index Value from the Term Start Date to the Term End Date, which we use to determine the Performance Credits. The Index Return is the Index Value on the Term End Date, minus the Index Value on the Term Start Date, divided by the Index Value on the Term Start Date. This method of calculation is also referred to as “point-to-point”.
Index Value – an Index’s closing market price at the end of the Business Day on the Term Start Date and Term End Date as provided by Bloomberg or another market source if Bloomberg is not available.
Index Year – a twelve-month period beginning on the Index Effective Date or a subsequent Index Anniversary.
Investment Options – the Index Options and Variable Option available under the Contract. In your Contract, Investment Options are called "Allocation Options".
Issue Date – the date we issue the Contract. The Issue Date is stated in your Contract and starts your first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.
Joint Owners – the two persons designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract. Joint Owners must be spouses within the meaning of federal tax law.
Lock Date – this is the Business Day we execute a Performance Lock and capture an Index Option Value (which includes the Daily Adjustment) before a Term End Date.
Non-Qualified Contract – a Contract that is not a Qualified Contract.
Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.
Participation Rate – a percentage that is multiplied by any positive Index Return over the course of a Term in calculating the Performance Credit on the Term End Date. Participation Rates are used with the Index Performance Strategy and there is one Participation Rate per Index Option. The Participation Rate is only available on the Index Performance Strategy 3-year and 6-year Terms. The Participation Rate is not available on Index Performance Strategy 1-year Terms. Index Options with a Participation Rate may allow you to receive more than the Index Return if the Index Return is positive, but the Participation Rate cannot boost Index Returns beyond any declared Cap. We do not apply the Participation Rate if the Index Return is zero or negative. We do not apply the Participation Rate annually. This method of calculation is also referred to as “enhanced upside”. We set Participation Rates on each Term Start Date. The Participation Rates applicable to your Contract are shown on the Index Options Statement.
Payee – the person or entity who receives Annuity Payments during the Annuity Phase.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Penalty-Free Withdrawals – withdrawals you take that are not subject to a withdrawal charge. Penalty-Free Withdrawals include withdrawals you take under the free withdrawal privilege or waiver of withdrawal charge benefit, and required minimum distribution payments (RMD payments) you take under our minimum distribution program.
Performance Credit – the return you receive on a Term End Date from the Index Option(s). We base Performance Credits on Index Values and Index Returns after application of any Participation Rate up to the Cap, any Trigger Rate, or the Buffer. Performance Credits can be negative. If Performance Credits are negative, you can lose principal and previous earnings.
Performance Lock – a feature that allows you to capture the current Index Option Value during the Term. A Performance Lock applies to the total Index Option Value in an Index Option, and not just a portion of that Index Option Value. After the Lock Date, Daily Adjustments do not apply to a locked Index Option for the remainder of the Term and the locked Index Option Value will not receive a Performance Credit on the Term End Date.
Proxy Investment – provides a current estimate of what the Performance Credit will be on the Term End Date taking into account any applicable Buffer, Trigger Rate, Cap, and/or Participation Rate. We use the Proxy Investment to calculate the Daily Adjustment on Business Days other than the Term Start Date or Term End Date. For more information, see Appendix C.
Proxy Value – the hypothetical value of the Proxy Investment used to calculate the Daily Adjustment as discussed in Appendix C.
Purchase Payment – the money you put into the Contract.
Qualified Contract – a Contract that qualifies for special tax treatment under sections of the Internal Revenue Code (Code). Currently, we issue Qualified Contracts that may include, but are not limited to Roth IRAs, traditional IRAs and Simplified Employee Pension (SEP) IRAs. We may also issue an Inherited IRA and Inherited Roth IRA to make any required minimum distribution payments to a beneficiary of a previously held tax-qualified arrangement.
Quarterly Contract Anniversary – the day that occurs three calendar months after the Issue Date or any subsequent Quarterly Contract Anniversary.
Separate Account – Allianz Life of NY Variable Account C is a separate investment account of Allianz Life of New York. The variable investment portion of the Contract is issued through the Separate Account. The Separate Account is divided into subaccounts, each of which is a variable investment option under one or more variable annuity contracts that we issue through the Separate Account. The only subaccount currently available under this Contract is the Variable Option, which invests exclusively in shares of the AZL Government Money Market Fund. The Separate Account is registered with the SEC as a unit investment trust, and may be referred to as the Registered Separate Account.
Service Center – the area of our company that issues Contracts and provides Contract maintenance and routine customer service. Our Service Center address and telephone number are listed at the back of this prospectus. The address for mailing applications, and/or checks for Purchase Payments may be different and is also listed at the back of this prospectus.
Term – the period of time, from the Term Start Date to the Term End Date, in which we measure Index Return to determine Performance Credits.
Term End Date – the day on which a Term ends and we apply Performance Credits. A Term End Date may only occur on an Index Anniversary. If a Term End Date does not occur on a Business Day, we consider it to occur on the next Business Day.
Term Start Date – the day on which a Term begins, and we set the Trigger Rates, Caps, and Participation Rates for an Index Option. A Term Start Date may only occur on the Index Effective Date or an Index Anniversary. However, if you execute an Early Reallocation, the Term Start Date will be the Business Day we receive your Early Reallocation request in Good Order. If a Term Start Date does not occur on a Business Day, we consider it to occur on the next Business Day.
Traditional Death Benefit – the guaranteed death benefit automatically provided by the Contract for no additional fee described in section 11.
Trigger Rate – this is the positive Performance Credit you receive on a Term End Date for any Index Option with the Index Dual Precision Strategy, or Index Precision Strategy. You receive the Trigger Rate on the Term End Date if the current Index Value is equal to or greater than the Index Value on the Term Start Date. For the Index Dual Precision Strategy, you also receive the Trigger Rate if the Index Return is negative and the loss is less than or equal to the Buffer. This method of calculation is also referred to as “step-up”. You will receive a negative Performance Credit if the Index

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Value decreases from the Term Start Date to the Term End Date and the negative Index Return extends beyond the Buffer. On each Term Start Date, we set a Trigger Rate for each Index Option with the Index Dual Precision Strategy and Index Precision Strategy. The Trigger Rates provide predefined upside potential. The Trigger Rates applicable to your Contract are shown on the Index Options Statement.
Valid Claim – the documents we require to be received in Good Order at our Service Center before we pay any death claim. This includes the death benefit payment option, due proof of death, and any required governmental forms. Due proof of death includes a certified copy of the death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.
Variable Account Value – on any Business Day it is equal to the value of the units in the Variable Option attributable to your Contract.
Variable Option – a subaccount of the Separate Account, and the only variable investment option under the Contract. The Variable Option invests exclusively in the shares of the AZL Government Money Market Fund.
Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge as discussed in section 7, Expenses and Adjustments – Withdrawal Charge.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Overview of the Contract
What Is the Purpose of the Contract?
The Index Advantage+ New York® is a product that offers Index Options, a Variable Option, and allows you to defer taking regular fixed periodic payments (Annuity Payments) to a future date. Under the Contract, you make one or more Purchase Payments. Except for Purchase Payments received on the Index Effective Date or an Index Anniversary, Purchase Payments you allocate to the Index Options are first invested for a limited time in the Variable Option and then transferred to the Index Option(s) that you select for investment.
Depending on several factors (e.g., Investment Options you select, market conditions, and timing of any withdrawals), your Contract can gain or lose value. When you are ready to receive a guaranteed stream of income under your Contract, you can annuitize the Contract and begin receiving Annuity Payments from us based on the payment option you select (Annuity Options). The Contract includes, for no additional charge, a standard death benefit (the Traditional Death Benefit) that helps to financially protect your Beneficiaries.
We designed the Contract for people who are looking for a death benefit for a period of time, and a level of protection for their principal investment while providing potentially higher returns than are available on traditional fixed annuities. In addition, you should have a long investment time horizon and your financial goals should be otherwise consistent with the terms and conditions of the Contract. This Contract is not intended for someone who is seeking complete protection from downside risk, seeking unlimited investment potential, or expecting to take withdrawals that will not be subject to withdrawal charges or Daily Adjustments (i.e., a person that does not need access to Contract Value within six years after we receive a Purchase Payment, or before an Index Option’s Term End Date). If you have Index Options with different Term End Dates, there may be no time you can take a withdrawal without application of at least one Daily Adjustment.
What Are the Phases of the Contract?
The Contract has two phases: (1) an Accumulation Phase, and (2) an Annuity Phase.
Accumulation Phase. This is the first phase of your Contract, and it begins on the Issue Date. During the Accumulation Phase, your money is invested under the Contract on a tax-deferred basis. Tax deferral may not be available for certain non-individually owned contracts. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. In addition, during this phase, you can make additional Purchase Payments (subject to limitations), you can take withdrawals, and if you die, we pay a death benefit to your named Beneficiary(ies). For more information regarding additional Purchase Payment limitations, please see section 3, Purchasing the Contract – Purchase Requirements.
Your Contract Value may fluctuate up or down during the Accumulation Phase based on the performance of your selected Investment Options, as summarized below. Additional information about the Investment Options is provided in Appendix A – Investment Options Available Under the Contract.
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Index Options. You may allocate your Purchase Payments to any or all of the Index Options available under your Contract. The Contract currently offers Index Options with different types of Crediting Methods, including Index Precision Strategy, Index Dual Precision Strategy, and Index Performance Strategy.
We credit positive, zero, or negative Performance Credits (i.e., positive, zero, or negative interest) at the end of a Term for amounts allocated to an Index Option based, in part, on the performance of the applicable Index (the Index Return).
Each Index Option offers a certain level of protection from negative Index Returns.
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Each available Index Option includes a Buffer that provides limited protection from negative Index Returns. You may lose a significant amount of money if an Index declines in value.
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Buffer – A Buffer is the maximum amount of negative Index Return that we absorb before applying a negative Performance Credit. For example, if at the end of a Term, the Index Return is -25% and the Buffer is 10%, we apply a Performance Credit of -15%, meaning your Contract Value allocated to that Index Option will decrease by 15% since the Term Start Date. This reflects the negative Index Return that exceeds the protection of the 10% Buffer.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

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The current limit on Index loss for an Index Option will not change for the life of that Index Option. However, we reserve the right to add new Index Options. As such, the limits on Index loss offered under the Contract may change from one Term to the next if we add an Index Option.
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If we offer a new Index Option with a Buffer in the future, the Buffer will be no lower than 5%.
Each Index Option also has an upside feature, either a Trigger Rate, Cap, and/or Participation Rate, used in the calculation of positive Performance Credits, if any, that may be credited to your investment at the end of a Term. We may limit the amount you can earn on an Index Option based on the Trigger Rate, Cap or Participation Rate, as applicable.
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Trigger Rate – A Trigger Rate represents the positive Performance Credit, if any, that may apply on the Term End Date. The Index Precision Strategy and Index Dual Precision Strategy offer Index Options with a Trigger Rate.
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For the Index Precision Strategy, the Trigger Rate will apply if the Index Return is positive or zero. For example, if at the end of a Term, the Index Return is 6% and the Trigger Rate is 3%, we apply a Performance Credit of 3%, meaning your Contract Value allocated to that Index Option will increase by 3% since the Term Start Date.
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For the Index Dual Precision Strategy, the Trigger Rate will apply if the Index Return is positive, zero, or to a limited extent, negative. For example, assume a Trigger Rate of 3% and a Buffer of 10%. If at the end of a Term, the Index Return is positive, zero, or negative but no lower than -10% (i.e., not in excess of the Buffer), we apply a positive Performance Credit of 3%, meaning your Contract Value allocated to that Index Option will increase by 3% since the Term Start Date. However, if the negative Index Return were lower than -10% (i.e., in excess of the Buffer), we apply a negative Performance Credit equal to the negative Index Return plus the Buffer, as previously summarized above.
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Cap – A Cap represents the maximum positive Performance Credit, if any, applied on a Term End Date. For example, if at the end of a Term, the Index Return is 12% and the Cap is 10%, we apply a Performance Credit of 10%, meaning your Contract Value allocated to that Index Option will increase by 10% since the Term Start Date. The Index Performance Strategy offers Index Options with a Cap. Index Performance Strategy multi-year Term Index Options have both a Cap and a Participation Rate (as described below).
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Participation Rate – A Participation Rate is the percentage that is multiplied by a positive Index Return in calculating a positive Performance Credit, if any, subject to any applicable Cap. For example, if at the end of a Term, the Participation Rate is 100%, the Cap is 15%, and the Index Return is 12% (which is lower than the Cap), we apply a Performance Credit of 12% (i.e., 100% x 12%). However, if the Index Return were instead 20% (which is higher than the Cap), we would apply the Cap and a Performance Credit of 15% would be applied. Index Performance Strategy multi-year Term Index Options have both a Participation Rate and a Cap.
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The Trigger Rate, Cap, and/or Participation Rate for an Index Option will change from Term to Term, subject to a specified guaranteed minimum that will not change for the life of that Index Option. Guaranteed minimum Trigger Rates, Caps, and/or Participation Rates vary by Index Option.
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If we add a new Index Option to the Contract in the future, the lowest Trigger Rate, Cap, and Participation Rate that we may establish are 3%, 3%, and 100%, respectively. For example, if the Trigger Rate or Cap for a new Index Option is 3% and the Index Return is 10%, a 3% Performance Credit would be applied. Similarly, if the Participation Rate for a new Index Option is 100%, the Index Option is uncapped, and the Index Return is 10%, a 10% Performance Credit would be applied.
Subject to the following parameters, with at least seven days’ notice, we may make certain Index Options temporarily unavailable for a year or more if we are unable to support the minimum Trigger Rate or Cap due to yield on investments or the availability or cost of hedging. We cannot make an Index Option temporarily unavailable for any other reason. This period of temporary unavailability could last a year or more. The Temporarily Unavailable Identifier column in the table below indicates the Index Option groups that can be made temporarily unavailable on the Index Effective Date or an Index Anniversary (or both):
−
We cannot make Group A Index Options temporarily unavailable on the Index Effective Date or an Index Anniversary.
−
We can make Group B Index Options temporarily unavailable on the Index Effective Date or an Index Anniversary (or both).

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

−
We can make Group C Index Options temporarily unavailable on an Index Anniversary occurring on or after the sixth Index Anniversary.
We can make all Index Options temporarily unavailable for Early Reallocation at any time, which means there may be times when Early Reallocation is unavailable to you.
Currently Available Crediting Methods, Term Lengths and Buffers	Temporarily Unavailable Identifier
Index Dual Precision Strategy 1-year Term with 10% Buffer	• Group B
Index Precision Strategy 1-year Term with 10% Buffer	• Group C
Index Performance Strategy 1-year Term with 10%, 20%, or 30% Buffer	• Group A for 10% Buffer • Group C for 20% or 30% Buffer
Index Performance Strategy 3-year Term with 10%, 20%, or 30% Buffer	• Group A for 10% Buffer • Group C for 20% or 30% Buffer
Index Performance Strategy 6-year Term with 10%, 20%, or 30% Buffer	• Group A for 10% Buffer • Group C for 20% or 30% Buffer
Once we make an Index Option temporarily unavailable, it may continue to be unavailable so long as we are unable to support its minimum Trigger Rate or Cap. However, we cannot make an Index Option permanently unavailable, remove it after we issue your Contract, or make an Index Option to which you are currently allocated temporarily unavailable during its Term. A temporarily unavailable Index Option will become available once we can support its minimum Trigger Rate or Cap. The minimum Early Reallocation Trigger Rate or Cap will be at least equal to the minimums stated above, but could be higher. (For more information see the examples in section 6, Valuing Your Contract – Early Reallocations.)
●
Variable Option. You can allocate your Purchase Payments to the Variable Option available under your Contract. We only allow assets to move into the Index Options on Term Start Dates and Term End Dates. As a result, we hold Purchase Payments you allocate to the Index Options in the Variable Option when we receive them on days other than the Index Effective Date or Index Anniversaries. We then transfer them to the Index Options on the next Index Anniversary according to your allocation instructions. However, the Early Reallocation feature allows you to transfer these assets to the Index Options before the next Index Anniversary subject to certain restrictions. The Variable Option invests in an underlying fund, the AZL Government Money Market Fund, which has its own investment objective, strategies, and risks. Amounts in the Variable Option are subject to Fund fees and expenses, and Fund performance (which can be negative) during the period they are in the Variable Option.
Annuity Phase. If you request Annuity Payments, the Accumulation Phase ends and the Annuity Phase begins. Annuity Payments are fixed payments we make based on the Annuity Option you select and your Contract Value (which reflects any previously deducted Contract fees and expenses). Annuity Payments can provide a guaranteed lifetime fixed income stream with certain tax advantages. We designed the Annuity Payments for Owners who no longer need immediate access to Contract Value to meet their short-term income needs.
During the Annuity Phase, you will receive a stream of regular income in the form of Annuity Payments. You will be unable to take withdrawals upon demand, the Traditional Death Benefit ends, and no amounts will be payable upon death during the Annuity Phase unless your Annuity Option provides otherwise.
What Are the Contract’s Primary Features?
●
Accessing Your Money. During the Accumulation Phase, you can surrender the Contract (take a full withdrawal) or take partial withdrawals. Withdrawals may be subject to negative Daily Adjustments, are subject to a withdrawal charge, income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

●
Additional Purchase Payments. Subject to the limitations described in this prospectus, we continue to accept additional Purchase Payments under the Contracts during the Accumulation Phase. We only allow additional Purchase Payments to move into Index Options on the Index Effective Date or Index Anniversaries. As a result, we hold Purchase Payments in the Variable Option when we receive them on days other than the Index Effective Date or Index Anniversaries. We then transfer them to the Index Options on the Index Effective Date or next Index Anniversary according to your allocation instructions. However, the Early Reallocation feature allows you to transfer these assets to the Index Options before the next Index Anniversary subject to certain restrictions. For that reason, such Purchase Payments are not available to receive Performance Credits until we transfer them to your selected Index Options and those Index Options reach their respective Term End Dates. We do not allow assets to move into an established Index Option until the Term End Date. If you request to allocate a Purchase Payment into an established Index Option on an Index Anniversary that is not a Term End Date, we will allocate those assets to the same Index Option with a new Term Start Date. Purchase Payments held in the Variable Option are subject to the mortality and expense risk (M&E) charge, Fund fees and expenses, and Fund performance (which can be negative) until being transferred to the Index Options.
●
Death Benefit. The Contract’s death benefit is paid upon the first death of any Determining Life during the Accumulation Phase. The Contract includes for no additional charge a standard death benefit (the Traditional Death Benefit). The death benefit equals the greater of Contract Value, or the Guaranteed Death Benefit Value (which is based on Purchase Payments).
●
Withdrawal Charge Waivers. Under the free withdrawal privilege, you may withdraw up to 10% of your total Purchase Payments each Contract Year during the Accumulation Phase without incurring a withdrawal charge. Upon a full withdrawal, the free withdrawal privilege is not available to you. We do not apply a withdrawal charge to deductions we make for Contract fees or expenses. The waiver of withdrawal charge benefit allows you to take a withdrawal after the first Contract Year without incurring a withdrawal charge if, after the first Contract Anniversary, you begin confinement for care in an eligible facility for at least 90 days in a 120-day period, or are unable to perform at least two activities of daily living for at least 90 continuous days. Also, if you own an IRA, Simplified Employee Pension (SEP) IRA, Inherited IRA, or Inherited Roth IRA Contract, RMD payments you take under our minimum distribution program are not subject to a withdrawal charge. Withdrawals under these waivers are still subject to income taxes (including a 10% additional federal tax if you are younger than age 59 1∕2), and to the Daily Adjustment if taken other than on the Term End Date, and may reduce Contract benefits (perhaps significantly and by more than the amount withdrawn).
●
Performance Lock. Performance Lock is a feature that allows you to lock in an Index Option’s Index Option Value prior to the Term End Date. After the Lock Date, Daily Adjustments do not apply to the locked Index Option for the remainder of the Term, and the locked Index Option Value will not receive a Performance Credit on the Term End Date. If you exercise a Performance Lock, the Index Option Value stays in the locked Index Option for the remainder of the current Index Year unless you execute an Early Reallocation (if available to you).
●
Early Reallocation. Subject to certain conditions and limitations, Early Reallocation is a feature that allows you to transfer assets to an available Index Option earlier than would otherwise be allowed (i.e., before the next Index Anniversary). You can transfer all assets from one or more of these categories: assets you allocate to the Variable Option, assets we hold in the Variable Option on an interim basis, and/or assets in a locked Index Option. The Index Performance Strategy 6-year Term Index Options are not available as a destination for Early Reallocation, but they can be a source. Although you can transfer assets out of the Variable Option through Early Reallocation, you are not able to transfer assets into the Variable Option through Early Reallocation. Executing an Early Reallocation will result in the remainder of the Index Year, from the date you execute the Early Reallocation, being added to the Term length for your selected destination Index Option(s).
What is the Daily Adjustment?
The Daily Adjustment is how we calculate Index Option Values on Business Days other than the Term Start Date or Term End Date. The Variable Option is not subject to the Daily Adjustment.
Before the end of an Index Option’s Term, if you take any type of withdrawal, execute a Performance Lock, begin Annuity Payments, or if we pay a death benefit or deduct a fee or expense, we base the transaction on the interim Index Option Value, which includes the Daily Adjustment. The Daily Adjustment approximates the Index Option Value that will be available on the Term End Date. It is the estimated present value of the future Performance Credit that we will apply on the Term End Date. The Daily Adjustment can be positive, zero, or negative. The Daily Adjustment fluctuates daily and, if it is negative, you could lose a significant amount of money. The Daily Adjustment could result in a loss beyond the protection of the Buffer. The Daily Adjustment could reflect significantly less gain, or more loss than we would apply to an Index Option at the end of a Term. If you have Index Options with different Term End Dates, there

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

may be no time that any such transaction can be performed without the application of at least one Daily Adjustment. Additionally, if within six years after we receive a Purchase Payment, you take a full or partial withdrawal, such transactions are subject to a withdrawal charge, which may cause you to lose a significant amount of money.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Important Information You Should Consider About the Contract
	FEES, EXPENSES, AND ADJUSTMENTS			Prospectus Location
Are There Charges or Adjustments for Early Withdrawals?
Yes, your Contract is subject to charges for early withdrawals. If you withdraw money from the Contract within six years of your last Purchase Payment, you will be assessed a withdrawal charge of up to 8% of the Purchase Payment withdrawn, declining to 0% over that time period. For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a withdrawal charge of up to $8,000. This loss will be greater if there is a negative Daily Adjustment, income taxes, or tax penalties.

In addition, if you take a full or partial withdrawal from an Index Option on a date other than the Term End Date, a Daily Adjustment will apply to the Index Option Value available for withdrawal. The Daily Adjustment also applies if before the Term End Date you execute a
Performance Lock, you annuitize the Contract, we pay a death benefit, or we deduct
Contract fees and expenses. The Daily Adjustment may be positive, negative, or equal to zero. A negative Daily Adjustment will result in a loss, and could result in a loss beyond the protection of the 10%, 20%, or 30% Buffer, as applicable. The maximum potential loss from a negative Daily Adjustment is -99%. For example, if you allocate $100,000 to a 1-year
Term Index Option with 10% Buffer and later withdraw the entire amount before the Term has ended, you could lose up to $99,000 of your investment. This loss will be greater if you also have to pay a withdrawal charge, income taxes, and tax penalties.
				Fee Tables 7. Expenses and Adjustments Appendix C – Daily Adjustment
Are There Transaction Charges?	No. Other than withdrawal charges and Daily Adjustments that may apply to withdrawals and other transactions under the Contract, there are no other transaction charges.			Not Applicable
Are There Ongoing Fees and Expenses?
Yes, there are ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

There is an implicit ongoing fee on Index Options to the extent that your participation in Index gains is limited by us through a Cap or Trigger Rate. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.

				Fee Tables 7. Expenses and Adjustments Appendix A – Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1)	1.26%	1.26%
	Investment Options (2) (Fund fees and expenses)	0.66%	0.66%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	Not Applicable	Not Applicable
	(1) As a percentage of the Variable Option’s average net assets, plus an amount attributable to the contract maintenance charge based on expected Contract sales.
	(2) As a percentage of the AZL Government Money Market Fund's average daily net assets.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

FEES, EXPENSES, AND ADJUSTMENTS		Prospectus Location

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add a withdrawal charge and a negative Daily Adjustment that substantially increase costs.

Lowest Annual Cost: $1,761	Highest Annual Cost: $1,761
Assumes: ●Investment of $100,000 in the Variable Option ●5% annual appreciation ●No additional Purchase Payments, transfers, or withdrawals ●No Daily Adjustment	Assumes: ●Investment of $100,000 in the Variable Option ●5% annual appreciation ●No additional Purchase Payments, transfers, or withdrawals ●No Daily Adjustment

RISKS
Is There a Risk of Loss from Poor Performance?
Yes, you can lose money by investing in the Contract, including loss of principal and previous earnings.

The maximum amount of loss that you could experience from negative Index Return, after taking into account the current limits on Index loss provided under the
Contract, is: -90% with a 10% Buffer; -80% with a 20% Buffer; and -70% with a 30%
Buffer.

The limits on Index loss offered under the Contract may change from one Term to the next if we add an Index Option.
Principal Risks of Investing In the Contract 4. Index Options 6. Valuing Your Contract – Calculating Performance Credits
Is This a Short-Term Investment?
No, this Contract is not a short-term investment and is not appropriate if you need ready access to cash.
• Considering the benefits of tax deferral and long-term income, the Contract is generally more beneficial to investors with a long investment time horizon.
• Withdrawals are subject to income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59  1∕2.
• If, within six years after we receive a Purchase Payment, you take a full or partial withdrawal, withdrawal charges will apply. A withdrawal charge will reduce your Contract
Value or the amount of money that you actually receive. Withdrawals may reduce or end
Contract guarantees.
• Amounts invested in an Index Option must be held in the Index Option for the full Term before they can receive a Performance Credit. We apply a Daily Adjustment, if before the
Term End Date, you take a full or partial withdrawal, you execute a Performance Lock, you annuitize the Contract, we pay a death benefit, or we deduct Contract fees and expenses.
• The Daily Adjustment may be negative. You will lose money if the Daily Adjustment is negative.
• Withdrawals and other deductions from an Index Option prior to a Term End Date will result in a proportionate reduction to your Index Option Base. The proportionate reduction could be greater than the amount withdrawn or deducted. Reductions to your Index
Option Base will result in lower Index Option Values for the remainder of the Term and lower gains (if any) on the Term End Date.
• On the Term End Date, you can transfer assets invested in an Index Option by changing your allocation instructions. If you do not change your allocation instructions, you will continue to be invested in the same Index Option with a new Term Start Date. The new
Term will be subject to the applicable renewal Trigger Rate, Cap, and/or Participation
Rate.
Principal Risks of Investing In the Contract 4. Index Options 6. Valuing Your Contract 7. Expenses and Adjustments Appendix C – Daily Adjustment

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

	RISKS	Prospectus Location
What are the Risks Associated with the Investment Options?
• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Variable Option and the Index Options available under the Contract.
• The Variable Option and each Index Option have their own unique risks.
• You should review the Fund’s prospectus and disclosures, including risk factors, before making an investment decision.
• Caps and Trigger Rates will limit positive Performance Credits (e.g., limited upside). This may result in earning less than the Index Return.
– For example, if at the end of a 1-year Term, the Index Return is 25% and the Cap is
15%, we apply a Performance Credit of 15%, meaning your Contract Value allocated to that Index Option will increase by 15% since the Term Start Date. If at the end of the
Term, the Index Return is 6% and the Trigger Rate is 10%, we apply a Performance
Credit of 10%, meaning your Contract Value allocated to that Index Option will increase by 10% since the Term Start Date.
• The Buffer will limit negative Performance Credits (e.g., limited protection in the case of
Index decline). However, you bear the risk for all Index losses that exceed the
Buffer.
– For example, if at the end of a Term, the Index Return is -25% and the Buffer is 10%,
we apply a Performance Credit of -15%, meaning your Contract Value allocated to that
Index Option will decrease by 15% since the Term Start Date.
• The Indexes are price return indexes, not total return indexes. This means that the Index
Options do not receive any dividends payable on these securities. The Index Options also do not directly participate in the returns of the Indexes or the Indexes' component securities. This will reduce the Index Return and may cause the Index to underperform a direct investment in the securities composing the Index.
Principal Risks of Investing In the Contract
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us. All obligations, guarantees or benefits of the Contract, including those relating to the Index Options, are the obligations of Allianz Life of New York and are subject to our claims-paying ability and financial strength. More information about Allianz Life of New York, including our financial strength ratings, is available upon request by visiting
https://www.allianzlife.com/new-york/about/why-allianz-life-of-ny, or contacting us at (800)
624-0197.
Principal Risks of Investing In the Contract

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

	RESTRICTIONS	Prospectus Location
Are There Restrictions on the Investment Options?
Yes, there are limits on the Investment Options.
• We can add new Index Options to your Contract in the future.
• We restrict additional Purchase Payments during the Accumulation Phase. Each Index
Year, you cannot add more than your initial amount (i.e., the total of all Purchase
Payments received before the first Quarterly Contract Anniversary of the first Contract
Year).
• We do not accept additional Purchase Payments during the Annuity Phase.
• We typically only allow assets to move into the Index Options on the Index Effective Date and on subsequent Index Anniversaries as discussed in section 3, Purchasing the
Contract – Allocation of Purchase Payments and Contract Value Transfers. However,
Early Reallocation allows you to transfer assets to the Index Options before the next
Index Anniversary subject to certain restrictions. If you execute an Early Reallocation, we will move assets into the Index Options on the Business Day we receive your Early
Reallocation request in Good Order. The Index Performance Strategy 6-year Term Index
Options are not available as a destination for Early Reallocation, but they can be a source.
• You can typically transfer Index Option Value only on Term End Dates. However, you can transfer all assets out of an Index Option before the Term End Date by first executing a
Performance Lock and then either requesting an Early Reallocation with new allocation instructions or changing your allocation instructions before the next Index Anniversary.
For more information, see “Performance Locks” and “Early Reallocation” in section 6,
Valuing Your Contract.
• We do not allow assets to move into an established Index Option until the Term End Date.
If you request to allocate a Purchase Payment into an established Index Option on an
Index Anniversary that is not a Term End Date, we will allocate those assets to the same
Index Option with a new Term Start Date.
• With notice, we may make certain Index Options temporarily unavailable for a year or more if we are unable to support the minimum Trigger Rate or Cap on that Index Option.
– We cannot make Group A Index Options temporarily unavailable on the Index
Effective Date or an Index Anniversary.
– We can make Group B Index Options temporarily unavailable on the Index Effective
Date or an Index Anniversary.
– We can make Group C Index Options temporarily unavailable on an Index Anniversary occurring on or after the sixth Index Anniversary.
(For more information on an Index Option’s temporary unavailability group, please see
Overview of the Contract – What are the Phases of the Contract?) Once we make an
Index Option temporarily unavailable, it may continue to be unavailable so long as we are unable to support its minimum Trigger Rate or Cap due to yield on investments or the availability or cost of hedging. We cannot make an Index Option temporarily unavailable for any reason other than being unable to support its minimum Trigger
Rate or Cap. We also cannot make an Index Option permanently unavailable, remove it from the Contract after issue, or make an Index Option to which you are currently allocated temporarily unavailable during its Term. A temporarily unavailable Index
Option will become available once we can support its minimum Trigger Rate or Cap.
Although we cannot eliminate an Index Option from your Contract, we reserve the right to substitute Indexes either on a Term Start Date or during a Term.
– We can make all Index Options temporarily unavailable for Early Reallocation at any time, which means there may be times when Early Reallocation is unavailable to you.
• We reserve the right to substitute the Fund in which the Variable Option invests.
• We can also decline a Purchase Payment if it does not meet the requirements set out in section 3, Purchasing the Contract – Purchase Requirements.
• Caps, Trigger Rates, and Participation Rates will change from one Term to the next subject to their contractual minimum guarantees.
• The 10%, 20%, and 30% Buffers for the currently available Index Options do not change.
However, if we add a new Index Option to your Contract after the Issue Date, we establish the Buffer for it on the date we add the Index Option to your Contract. For a new
Index Option, the minimum Buffer is 5%.

Overview of the
Contract

Principal Risks of
Investing In the
Contract

3. Purchasing the
Contract –
Allocation of
Purchase
Payments and
Contract Value
Transfers

4. Index Options

5. The Variable
Option's
Underlying Fund

6. Valuing Your
Contract

Appendix A –
Investment
Options Available
Under the
Contract

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

	RESTRICTIONS	Prospectus Location
Are There Any Restrictions on Contract Benefits?
Yes, there are restrictions on Contract benefits.
• We do not allow Performance Locks to occur on Term End Dates.
• We do not accept Early Reallocation requests before the Index Effective Date, or within
14 calendar days before an Index Anniversary. On October 13, 2026, the limit for Early
Reallocations increases from 12 each Index Year to 24. Index Performance Strategy
6-year Term Index Options and the Variable Option are not available as a destination for
Early Reallocation, but they can be a source.
• We reserve the right to discontinue or modify the Minimum Distribution Program.
• The Traditional Death Benefit is only available during the Accumulation Phase. Upon annuitization, this benefit will end.
• The Traditional Death Benefit may not be modified, but it will terminate if you take withdrawals that reduce both the Contract Value and Guaranteed Death Benefit Value to
zero. Withdrawals may reduce the Traditional Death Benefit’s Guaranteed Death Benefit
Value by more than the value withdrawn and could end the Traditional Death Benefit.
6. Valuing Your Contract - Performance Locks 6. Valuing Your Contract – Early Rellocation 10. Benefits Available Under the Contract 11. Death Benefit
TAXES
What are the Contract’s Tax Implications?
• Consult with a tax professional to determine the tax implications of an investment in and withdrawals from or payments received under the Contract.
• If you purchased the Contract as an individual retirement annuity or through a custodial individual retirement account, you do not get any additional tax benefit under the
Contract.
• Generally, earnings under a Non-Qualified Contract are taxed at ordinary income rates when withdrawn, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.
• Generally, distributions from Qualified Contracts are taxed at ordinary income tax rates when withdrawn, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.
12. Taxes
CONFLICTS OF INTEREST
How are Investment Professionals Compensated?
Your Financial Professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., cash bonuses), and non-cash compensation. We and/or our wholly owned subsidiary distributor may also make marketing support payments to certain selling firms for marketing services and costs associated with
Contract sales. This conflict of interest may influence your Financial Professional to recommend this Contract over another investment for which the Financial Professional is not compensated or compensated less.
7. Expenses and Adjustments – Commissions Paid to Dealers
Should I Exchange my Contract?
Whether to exchange your existing Contract for a new contract is a decision that each investor should make based on their personal circumstances and financial objectives.
However, in making this decision you should be aware that some Financial Professionals may have a financial incentive to offer you a new contract in place of one you already own.
You should only exchange your Contract if you determine, after comparing the features, risks, and fees of both contracts, including any fees or penalties to terminate your existing
Contract, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
13. Other Information – Distribution

Fee Tables
The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract, or transfer Contract Value between Investment Options. State premium taxes may also be deducted.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Transaction Expenses
Withdrawal Charge During Your Contract’s First Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2)
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
0	8%
1	7%
2	6%
3	5%
4	3%
5	1%
6 years or more	0%
(1)
The Contract provides a free withdrawal privilege that allows you to withdraw 10% of your total Purchase Payments annually without incurring a withdrawal charge, as discussed in section 8, Access to Your Money – Free Withdrawal Privilege.
(2)
The Withdrawal Charge Basis is the total amount under your Contract that is subject to a withdrawal charge, as discussed in section 7, Expenses and Adjustments – Withdrawal Charge.
The next table describes the Daily Adjustment, in addition to any transaction expenses, that applies if all or a portion of the Contract Value is removed from an Index Option before the end of a Term.
Adjustments
Index Dual Precision Strategy, Index Precision Strategy, and Index Performance Strategy
Daily Adjustment Maximum Potential Loss	99%
(as a percentage of Index Option Value, applies for distributions from an Index Option before any Term End Date)(1)
(1)
This table shows the maximum potential loss due to the application of the Daily Adjustment (e.g., maximum loss could occur if there is a total distribution within a Term at a time when the Index price has declined to zero). The Daily Adjustment could result in a loss beyond the protection of the 10%, 20%, or 30% Buffer. The Daily Adjustment applies if, before the Term End Date, you take a full or partial withdrawal, you execute a Performance Lock, you annuitize the Contract, we pay a death benefit, or we deduct Contract fees or expenses. The actual Daily Adjustment calculation is determined by a formula described in Appendix C.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).
Annual Contract Expenses
Administrative Expenses (or contract maintenance charge)(1) (per year)	$50
Base Contract Expenses(2) (as a percentage of the Variable Option’s average net assets)(3)	1.25%
(1)
Referred to as the “contract maintenance charge” in the Contract and elsewhere in this prospectus. Waived if the Contract Value is at least $100,000. Also waived during the Annuity Phase. See section 7, Expenses and Adjustments – Contract Maintenance Charge (Administrative Expenses).
(2)
Referred to as the “mortality and expense risk charge” in the Contract, or "M&E charge" elsewhere in this prospectus. See section 7, Expenses and Adjustments – Base Contract Expenses (Mortality and Expense Risk (M&E) Charge).
(3)
Referred to as “a percentage of the Variable Option’s net asset value” in the Contract.
In addition to the fees described above, we may limit the amount you can earn on the Index Options. This means your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses.
The next item shows the total operating expenses charged by the Fund that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. More information about the Fund, including its annual expenses, may be found in Appendix A – Investment Options Available Under the Contract.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Annual Fund Expenses
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.66%
Example
This Example is intended to help you compare the cost of investing in the Variable Option with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.
The Example assumes all Contract Value is allocated to the Variable Option. The Example does not reflect the Daily Adjustment. Your costs could differ from those shown below when you invest in the Index Options.
The Example assumes that you invest $100,000 in the Variable Option for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
(1) If you surrender your Contract (take a full withdrawal) at the end of the applicable time period:	$9,134	$11,383	$12,982	$22,233
(2) If you annuitize your Contract at the end of the applicable time period.	N/A*	$5,983	$10,282	$22,233
(3) If you do not surrender your Contract.	$1,934	$5,983	$10,282	$22,233
*
The earliest available Annuity Date is 13 months after the Issue Date.

Principal Risks of Investing In the Contract
The Contract involves certain risks that you should understand before investing. You should carefully consider your income needs and risk tolerance to determine whether the Contract is appropriate for you. The level of risk you bear and your potential investment performance will differ depending on the Investment Options you choose.
Risk of Loss
Returns on securities and securities Indexes can vary substantially, which may result in investment losses. The historical performance of the Investment Options does not guarantee future results. It is impossible to predict whether underlying investment values will fall or rise. Securities markets are influenced by economic, financial, regulatory, geographic, judicial, political and other complex and interrelated factors. Depending on your individual circumstances (e.g., your selected Investment Options and the timing of any Purchase Payments, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Contract. You should consult with a Financial Professional.
The Variable Option does not provide any protection against loss of principal. You can lose principal and previous earnings on assets in the Variable Option and such losses could be significant.
You should consider whether investing in an Index Option is consistent with your financial needs. If you allocate Purchase Payments or transfer Contract Value to an Index Option, negative Index Returns may cause Performance Credits to be negative after application of the Buffer. For the Index Performance Strategy, we apply the Buffer for the entire Term length; we do not apply the Buffer annually on a 3-year or 6-year Term Index Option. Ongoing deductions we make for Contract fees and expenses could also cause amounts available for withdrawal to be less than what you invested even if Index performance has been positive. You can lose principal and previous earnings if you allocate Purchase Payments or transfer Contract Value to the Index Options, and such losses could be significant.
The maximum potential negative Performance Credit is based on the Buffer. If the Buffer is 10%, the maximum negative Performance Credit is -90%; if the Buffer is 20%, the maximum negative Performance Credit is -80%; and if the Buffer is 30%, the maximum negative Performance Credit is -70%.
In addition to any losses from negative investment performance, you may experience losses under the Contract due to any applicable withdrawal charges, other Contract fees and charges, negative Daily Adjustments, taxes, and tax penalties.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Early Withdrawal and Liquidity Risk
We designed the Contract to be a long-term investment that you can use to help build and provide income for retirement. The Contract is not suitable for short-term investment. Withdrawals under the Contract may be subject to withdrawal charges, other Contract fees and charges, negative Daily Adjustments, taxes, and tax penalties.
If you take a full or partial withdrawal during the withdrawal charge period we deduct a withdrawal charge unless the withdrawal is a Penalty-Free Withdrawal. While Penalty-Free Withdrawals provide some liquidity, they are permitted in only limited amounts or in special circumstances. If you need to withdraw most or all of your Contract Value in a short period, you will likely exceed the Penalty-Free Withdrawal amounts available to you and incur withdrawal charges. For more information on the withdrawal charge, see the Fee Tables and section 7, Expenses and Adjustments – Withdrawal Charge.
We calculate the withdrawal charge as a percentage of your Purchase Payments, not Contract Value. Consequently, if the Contract Value has declined since you made a Purchase Payment, it is possible the percentage of Contract Value withdrawn to cover the withdrawal charge would be greater than if the withdrawal charge were deducted as a percentage of Contract Value. For example, assume you buy the Contract with a single Purchase Payment of $10,000. If your Contract Value in the fifth year is $8,000 and you take a full withdrawal a 3% withdrawal charge applies. The total withdrawal charge would be $300 (3% of $10,000). As your Contract Value is less than $100,000, we will also deduct the $50 contract maintenance charge. This results in you receiving $7,650. This example does not include the impact of income tax withholding which will reduce the amount you receive.
On a full withdrawal, the free withdrawal privilege is not available to you, and we apply a withdrawal charge against Purchase Payments that are still within their withdrawal charge period, including amounts previously withdrawn under the free withdrawal privilege. On a full withdrawal, your Withdrawal Charge Basis may be greater than your Contract Value because the following reduce your Contract Value, but do not reduce your Withdrawal Charge Basis: deductions we make for Contract fees or expenses; and/or poor performance.
Amounts withdrawn from this Contract are subject to income taxes and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.
We only apply Performance Credits to the Index Options once each Term on the Term End Date, rather than daily. In the interim, we calculate Index Option Values based on the Daily Adjustment. For more information, see “Risks Associated with the Daily Adjustment” later in this section. The Variable Option is not subject to the Daily Adjustment. Any assets removed from an Index Option during the Term for withdrawals you take (including Penalty-Free Withdrawals), Annuity Payments, or deductions we make for Contract fees and expenses, or if we pay a death benefit, will not be eligible to receive a Performance Credit on the Term End Date. You will receive a Performance Credit only on any unlocked Index Option Value remaining in an Index Option on the Term End Date.
You can typically transfer Variable Account Value to the Index Options only on an Index Anniversary. You can typically transfer Index Option Value to the Variable Option, or among the available Index Options, only on Term End Dates. Additionally, you may transfer all assets out of a 3-year or 6-year Term Index Option before the Term End Date by executing a Performance Lock on or before the second Index Anniversary of a 3-year Term, or on or before the fifth Index Anniversary of a 6-year Term. However, Early Reallocation allows you to transfer these assets to the Index Options before the next Index Anniversary subject to certain restrictions. In addition, effective October 13, 2026, the maximum number of Early Reallocations allowed each Index Year increases from 12 to 24, but each request can involve multiple locked Index Options. These transfer restrictions may limit your ability to respond to changing market conditions.
Index Risks
If you allocate Purchase Payments or transfer Contract Value to an Index Option, your returns depend, in part, on the performance of an Index although you are not directly invested in the Index or in the securities tracked by the Index. You will have no voting rights, no rights to receive cash dividends or other distributions, and no other rights with respect to the companies that make up the Indexes. Because the S&P 500® Index, Russell 2000® Index, Nasdaq-100® Index and EURO STOXX 50® are each comprised of a collection of equity securities, in each case the value of the component securities is subject to market risk, or the risk that market fluctuations may cause the value of the component securities to go up or down, sometimes rapidly and unpredictably. In addition, the value of equity securities may decline for reasons directly related to the issuers of the securities.
The S&P 500® Index, Russell 2000® Index, Nasdaq-100® Index, and EURO STOXX 50® are all “price return indexes,” not “total return indexes,” and therefore do not reflect dividends paid on the securities composing the Index. This will

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

reduce the Index Return and may cause the Index to underperform a direct investment in the securities composing the Index. For the EURO STOXX 50®, this Index is a euro “price return index” and Index Returns are determined without any exchange rate adjustment.
In addition to the foregoing, each Index has its own unique risks, as follows:
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S&P 500® Index: This Index is comprised of equity securities issued by large-capitalization (“large cap”) U.S. companies. In general, large capitalization companies may be unable to respond quickly to new competitive challenges or changes in their industries, and may not be able to attain the high growth rate of successful smaller companies.
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Russell 2000® Index: This Index is comprised of equity securities of small-capitalization (“small-cap”) U.S. companies. Generally, the securities of small-cap companies are more volatile and riskier than the securities of large-cap companies.
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Nasdaq-100® Index: This Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on the Nasdaq Stock Market, including companies across all major industry groups except financial companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges or changes in their industries, and may not be able to attain the high growth rate of successful smaller companies. To the extent that the Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. Also, any securities issued by non-U.S. companies are subject to the risks related to investments in foreign markets (e.g., increased volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).
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EURO STOXX 50®: This Index is comprised of the equity securities of large-capitalization companies in the Eurozone. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges or changes in their industries, and may not be able to attain the high growth rate of successful smaller companies. Securities issued by non-U.S. companies are subject to the risks related to investments in foreign markets (e.g., increased volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).
Risks Associated with the Daily Adjustment
The Daily Adjustment is how we calculate Index Option Values on Business Days other than the Term Start Date or Term End Date. The Variable Option is not subject to the Daily Adjustment. The Daily Adjustment can affect the amounts available for withdrawal, Performance Locks, annuitization, payment of the death benefit, and the Contract Value used to determine the contract maintenance charge. The Daily Adjustment can be less than the Trigger Rate or Cap even if the current Index return during the Term is greater than the Trigger Rate or Cap. In addition, even if the Index has performed positively since the beginning of the Term, the Daily Adjustment may be negative. The Daily Adjustment is generally negatively affected by:
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interest rate decreases,
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dividend rate increases,
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poor market performance, and
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the expected volatility of Index prices. Generally, increases in the expected volatility of Index prices negatively affect the Index Dual Precision Strategy, Index Precision Strategy, and Index Performance Strategy 1-year Term Index Options. For the Index Performance Strategy 3-year and 6-year Term Index Options, the impact of changes in the expected volatility of Index prices is dependent on the market environment and the applicable Caps and Participation Rates.
The Daily Adjustment for Index Options with a Term length of more than 1 year (3-year and 6-year Term Index Options and Early Reallocation to a 1-year Term Index Option) may be more negatively impacted by changes in the expected volatility of Index prices than 1-year Term Index Options due to the difference in Term length. Also, the risk of a negative Daily Adjustment is generally greater for Index Options with a Term length of more than 1 year than for 1-year Term Index Options due to the Term length. 3-year and 6-year Term Index Options with a Participation Rate above 100% may also have larger fluctuations in the Daily Adjustment than Index Options either without a Participation Rate, or with a Participation Rate equal to 100%. For shorter Term lengths, there is more certainty in both the final Index Values and how Trigger Rates, Caps, and Buffers determine Performance Credits. This means there may be less fluctuation in the Daily Adjustment due to changes in Index return for Index Options with shorter Term lengths.
If amounts are withdrawn or otherwise removed from an Index Option before the Term End Date, you could lose principal and previous earnings due to a negative Daily Adjustment. A negative Daily Adjustment could result in losses greater than the protection provided by the applicable Buffer, which applies only on the Term End Date. The

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

maximum potential loss from a negative Daily Adjustment is -99%. Such a loss will be greater if withdrawal charges, other Contract fees or charges, taxes, or tax penalties also apply.
Risks Associated with Calculation of Performance Credits
We calculate Performance Credits each Term on the Term End Date. Because we calculate Index Returns only on a single date in time, you may experience negative or flat performance even though the Index you selected for a given Crediting Method may have experienced gains through some, or most, of the Term. The Trigger Rates on the Index Dual Precision Strategy and Index Precision Strategy Index Options, and the Caps on Index Performance Strategy Index Options limit positive returns, and for these Index Options, you may be subject to potential negative Performance Credits. Trigger Rates and Caps could cause performance to be lower than it would otherwise have been if you invested in a mutual fund designed to track the performance of the applicable Index, or the Variable Option.
For the Index Performance Strategy, we apply the Cap and any Participation Rate for the entire Term length; we do not apply the Cap and any Participation Rate annually on a 3-year or 6-year Term Index Option. See “Risk of Loss” above for information about risks associated with Buffers when calculating Performance Credits.
The Index Options do not receive any dividends payable on these securities. The Index Options also do not directly participate in the returns of the Indexes or the Indexes’ component securities. Index Returns would be higher if they included the dividends from the component securities.
Trigger Rates, Caps, and Participation Rates may be adjusted on the next Term Start Date and may vary significantly from Term to Term. For more information, see the “Risks Associated with Changes to Trigger Rates, Caps, and Participation Rates, and Temporary Unavailability of Index Options” discussion later in this section.
The Crediting Methods only capture Index Values on the Term Start Date and Term End Date, so you will bear the risk that the Index Value might be abnormally high on a Term Start Date or low on a Term End Date, which in either case could negatively impact your Performance Credits at the end of the Term.
Risks Associated with Performance Locks
If a Performance Lock is executed:
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You will no longer participate in Index performance, positive or negative, for the remainder of the Term for the locked Index Option. This means that under no circumstances will your Index Option Value increase during the remainder of the Term for a locked Index Option, and you will begin a new Index Option with a new Term Start Date on the next Index Anniversary that occurs on or immediately after the Lock Date unless you execute an Early Reallocation (if available to you). If you decide to execute an Early Reallocation, you can execute a Performance Lock and then, at the earliest, execute an Early Reallocation on the same Business Day. When executing both the Performance Lock and Early Reallocation on the same Business Day, your Lock Date is also the Term Start Date for the new Index Option.
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You will not receive a Performance Credit on any locked Index Option on the Term End Date.
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We use the Daily Adjustment calculated at the end of the current Business Day on the Lock Date to determine your locked Index Option Value. This means that, if you request a Performance Lock, your Index Option Value will lock at an unknown future value which may be higher or lower than it was at the point in time you requested a Performance Lock. In addition, if you set a lower target, your Index Option Value may lock at a lower value than the target you set.
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If a Performance Lock is executed when your Daily Adjustment has declined, you will lock in any loss. It is possible that you would have realized less of a loss or no loss if the Performance Lock occurred at a later time, or if the Index Option was not locked.

We will not provide advice or notify you regarding whether you should execute a Performance Lock or the optimal time for doing so, if any. We will not warn you if you execute a Performance Lock at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to execute a Performance Lock.

Risks Associated with Early Reallocations
Early Reallocation allows you to transfer assets to an available Index Option earlier than would otherwise be allowed (i.e., before the next Index Anniversary). Subject to the following restrictions, you can transfer all assets from one or more of these categories: assets you allocate to the Variable Option, assets we hold in the Variable Option on an interim basis, and/or assets in a locked Index Option.
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We do not accept Early Reallocation requests before the Index Effective Date, or within 14 calendar days before an Index Anniversary.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

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Index Performance Strategy 6-year Term Index Options and the Variable Option are not available as destinations for an Early Reallocation transfer.
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On October 13, 2026, the limit for Early Reallocations increases from 12 each Index Year to 24. Each Early Reallocation request can involve multiple locked Index Options.
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After you reach the Early Reallocation request limit in an Index Year, any locked Index Options will remain locked until the next Index Anniversary.
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There may be times when Early Reallocation is temporarily unavailable to you, possibly for an extended period of time. However, we cannot permanently eliminate Early Reallocation, and a temporarily unavailable Index Option will become available once we can support its minimum Early Reallocation Trigger Rate or Cap.
These limitations mean you may not be able to take advantage of any increases to Early Reallocation rates, or any advantageous changes to Index values that may become available at the optimal time. Also, Early Reallocation Trigger Rates, Caps, and Participation Rates you receive may be less than the Early Reallocation rates that become available later in the Index Year, or the renewal rates available on the next Index Anniversary. This may limit your return potential.
We will not provide advice or notify you regarding whether you should execute an Early Reallocation or the optimal time for doing so, if any. We will not warn you if you execute an Early Reallocation at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to execute an Early Reallocation.

Risks Associated with Substitution of an Index
There is no guarantee that the Indexes will be available during the entire time that you own your Contract. Once we add an Index to your Contract, we cannot remove it without simultaneously substituting it. For the Index Options, if we substitute a new Index for an existing Index, the performance of the new Index may be different, and this may affect your ability to receive positive Performance Credits.
Depending on the constitution of the substituted Index, the volatility of its investments, and our ability to hedge the Index’s performance, we may determine, in our discretion, to increase or decrease renewal Trigger Rates, Caps, and Participation Rates associated with the new Index, subject to their respective minimums. However, we would not implement any change to reflect this difference until the next Term Start Date after the substitution. The substitution of an Index during a Term may result in an abnormally large change in the Daily Adjustment on the day we substitute the Index due to changes in Proxy Value inputs (such as volatility, dividend yield, and interest rate). However, you would only be affected by this change in the Daily Adjustment if a transaction to which the Daily Adjustment applies (such as a withdrawal you take) occurs on the substitution date.
Risks Associated with Changes to Trigger Rates, Caps, and Participation Rates, and Temporary Unavailability of Index Options
Subject to their respective minimums, we establish the initial Trigger Rates, Caps, and Participation Rates for a newly issued Contract on the Index Effective Date and they cannot change until the next Term Start Date. You select the Index Effective Date when you purchase your Contract. It can be any Business Day from the Issue Date up to and including the first Quarterly Contract Anniversary, but it cannot be the 29th, 30th, or 31st of a month.
You should be aware that, generally, initial Trigger Rates, Caps, and Participation Rates could change every seven calendar days. However, these rates are guaranteed to be available during the period stated on our website at https://www.allianzlife.com/RILANYRates and cannot be superseded until that period ends. If you select an Index Effective Date that is within the guaranteed period for the initial rates that are available for review on the date you signed your application, you will receive the initial rates that were available on the date you signed your application. However, if you select an Index Effective Date that is after this guaranteed period, you are subject to the risk that initial Trigger Rates, Caps, and Participation Rates may change and be less advantageous to you. You are responsible for reviewing the initial rates before your Index Effective Date to ensure your allocations and the product still meet your needs. Furthermore, if your Index Effective Date is after the end of the free look period and you cancel the Contract, you will receive the Cash Value. On or before the Index Effective Date, the Daily Adjustment does not apply. You may review future rates at least seven calendar days before their effectiveness at https://www.allianzlife.com/RILANYRates, or you can call (800) 624-0197 to obtain the rates. Subject to the limitations related to designating the Index Effective Date, you (or your Financial Professional, if authorized) can change your Index Effective Date at any time before it occurs to be an earlier or later date by submitting a request.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

We can change the renewal and Early Reallocation Trigger Rates, Caps, and Participation Rates for an existing Contract on each new Term Start Date subject to the guaranteed minimums, in our discretion. You risk the possibility that renewal Trigger Rates, Caps, and Participation Rates will be as low as the applicable guaranteed minimums.
We will send you a letter at least 30 days before each Index Anniversary. This letter advises you that current Trigger Rates, Caps, and Participation Rates are expiring, and that renewal rates for the next Term Start Date will be available for your review. The Index Anniversary letter also reminds you of your opportunity to transfer Variable Account Value and Index Option Values on the upcoming Term End Date. On each Term End Date, you have the option of remaining allocated to your current Index Options (if available) at the renewal Trigger Rates, Caps, and Participation Rates that we set on the next Term Start Date, or transferring to another permitted Investment Option, subject to the limitations on transfers from an Index Option to the Variable Option. At least seven calendar days before each Index Anniversary, we publish renewal rates for the next Term Start Date for your review in your account on our website, and on our public website at https://www.allianzlife.com/RILANYRates, or you can call (800) 624-0197 to obtain the rates. If you do not review renewal change information when it is published or take no action to transfer to another permitted Investment Option, you will remain allocated to your current Index Options (if available) and will automatically become subject to the renewal Trigger Rates, Caps, and Participation Rates until the next Term End Date.
You also risk the possibility that we may make Index Options temporarily unavailable if we are unable to support the minimum Trigger Rate or Cap on that Index Option. When your renewal rates change, or Index Options become temporarily unavailable, if you do not want to remain invested in the same Index Option for a new Term (if available), you can either transfer Index Option Value to the Variable Option or to other available Index Options by changing your allocation instructions, or take a full withdrawal of the Index Option Value (which may be subject to a withdrawal charge, is subject to income taxes, and may be subject to tax penalties).
If we temporarily make an Index Option unavailable, on the next Term Start Date we will transfer assets held in the temporarily unavailable Index Option or destined for the temporarily unavailable Index Option to the Variable Option and the assets will remain there until either, (1) we receive a change to allocation instructions that results in a transfer of these assets to available Index Option(s) on the next Index Anniversary, or (2) the Business Day we execute your Early Reallocation request to transfer these assets. If you transfer these assets to an available Index Option, they will not be eligible to receive a Performance Credit until at least the second Index Anniversary after an Index Option becomes temporarily unavailable. To avoid having Index Option Value transferred to the Variable Option when an Index Option becomes temporarily unavailable, you must change your allocation instructions and select Index Options that are available. Such a change will result in a transfer of this Index Option Value to another available Index Option. We must receive this change before the end of the Business Day on the Term Start Date (or the next Business Day if the Term Start Date is a non-Business Day).
For any amount invested in the Variable Option for which allocation instructions direct us to transfer assets to a temporarily unavailable Index Option, such assets will remain in the Variable Option. These assets will remain in the Variable Option until either, (1) the next Index Anniversary where the Index Option, which had been temporarily unavailable, becomes available; (2) we receive a change in allocation instructions that directs us to allocate the assets to available Index Option(s) on the next Index Anniversary; or (3) the Business Day we execute your Early Reallocation request to transfer these assets to an available Index Option(s).
For example, on an Index Anniversary, your allocation instructions direct us to transfer amounts from the Variable Option to a temporarily unavailable Index Option. Instead of transferring amounts to the unavailable Index Option, such amounts will remain allocated to the Variable Option. Two months later, we execute your Early Reallocation request that directs us to transfer amounts from the Variable Option to an available 1-year Term Index Option. We will transfer such amounts (adjusted for Fund performance and fees) to the newly selected 1-year Term Index Option.  The remaining ten months of the Index Year will be added to the new 1-year Term for the newly selected Index Option, making the new Term length 22 months. These assets will not receive a Performance Credit associated with this Term until the Term End Date that occurs 22 months after execution of the Early Reallocation.
You can transfer from the Variable Option and/or locked Index Options and begin a new Index Option with a new Term Start Date and a new Trigger Rate, Cap, or Participation Rate before the next Index Anniversary by requesting an Early Reallocation. We can change Early Reallocation Trigger Rates, Caps, and Participation Rates subject to the guaranteed minimums, in our discretion. We publish Early Reallocation rates at least seven calendar days before the end of the current Early Reallocation offering period for your review in your account on our website. If you do not execute an Early Reallocation, you will remain allocated to the Variable Option, and/or your current locked Index Options, until the Index

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Anniversary that occurs on or immediately after the Lock Date. However, we can make all Index Options temporarily unavailable for Early Reallocation at any time, which means there may be times when Early Reallocation is unavailable to you.
Initial, renewal, and Early Reallocation Trigger Rates, Caps, and Participation Rates may vary significantly depending upon a variety of factors, including, but not limited to:
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Term length,
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level of downside protection,
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market volatility,
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our hedging strategies and investment performance,
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the availability of hedging instruments,
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the amount of money available to us through Contract fees and expenses to purchase hedging instruments,
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expenses incurred by the Company,
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your Index Effective Date,
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the level of interest rates,
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utilization of Contract benefits by Owners, and
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our profitability goals.
These factors also impact any new Buffer Index Options that become available under the Contract. Due to a combination of factors, including potential changes in interest rates and other market conditions (e.g. rising inflation), the current economic environment is evolving. The future impact on initial, renewal, and Early Reallocation Trigger Rates, Caps, and Participation Rates cannot be predicted with certainty. The effect of a change in interest rates or other market conditions may not be direct or immediate. There may be a lag in changes to Trigger Rates, Caps, and Participation Rates. Interest rates could increase. In a rising interest rate environment, increases in initial Trigger Rates, Caps, and Participation Rates, if any, may be substantially slower than increases in interest rates. However, a rising interest rate environment may have the opposite effect on renewal rates and cause renewal Trigger Rates, Caps, and Participation Rates to decrease.
We manage our obligation to provide Performance Credits in part by trading call and put options, and other derivatives on the available Indexes. The costs of the call and put options and other derivatives vary based on market conditions, and we may adjust future renewal and Early Reallocation Trigger Rates, Caps, and Participation Rates to reflect these cost changes. The primary factor affecting the differences in the initial Trigger Rates, Caps, and Participation Rates for newly issued Contracts and renewal and Early Reallocation rates for existing Contracts is the difference in what we can earn from these investments for newly issued Contracts versus what we are earning on the investments that were made for existing Contracts. In some instances, we may need to reduce initial, renewal, and Early Reallocation Trigger Rates, Caps, and Participation Rates, or we may need to substitute an Index. You bear the risk that we may reduce Trigger Rates, Caps, and Participation Rates, which reduces your opportunity to receive positive Performance Credits.
On the Issue Date, we establish for each Index Option whether we can make the Index Option temporarily unavailable on the Index Effective Date or an Index Anniversary (or both) and, if so, when. Similarly, for any new Index Option we add to your Contract after the Issue Date, we establish whether we can make the new Index Option temporarily unavailable on an Index Anniversary and, if so, when. Once we establish this rule for a given Index Option, we cannot change it. With notice we may make Index Options in Group B temporarily unavailable for a year or more on the Index Effective Date or an Index Anniversary (or both), and Index Options in Group C temporarily unavailable for a year or more on an Index Anniversary occurring on or after the sixth Index Anniversary. We can also make all Index Options temporarily unavailable for Early Reallocation at any time. We can make Index Options temporarily unavailable if, due to yield on investments or the availability or cost of hedging, we are unable to support the minimum Trigger Rate or Cap. We cannot make an Index Option temporarily unavailable for any reason other than being able to support the minimum Trigger Rate or Cap. We cannot make Group A Index Options temporarily unavailable on the Index Effective Date or an Index Anniversary.
Temporary unavailability of an Index Option may:
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last for more than one Index Year,
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reoccur periodically during the time you own your Contract,
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result in all Index Options within Group B or Group C being unavailable, and
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result in the Early Reallocation feature being unavailable for one or more Index Options.

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Once we make an Index Option temporarily unavailable, it may continue to be unavailable so long as we are unable to support its minimum Trigger Rate or Cap. However, we cannot make an Index Option permanently unavailable, remove it from the Contract after issue, or make an Index Option to which you are currently allocated temporarily unavailable during its Term. A temporarily unavailable Index Option will become available once we can support its minimum Trigger Rate or Cap. Although we cannot make an Index Option permanently unavailable or remove it from your Contract after the Issue Date, we can substitute an Index as discussed under “Substitution of an Index” in this section. You bear the risk that the Group B and/or Group C Index Options may be periodically unavailable, possibly for an extended period of time, which reduces your opportunity to receive positive Performance Credits, and may also increase your risk of loss because the increased protection provided by the 20% and 30% Buffers is not available. You also bear the risk that there may be times when Early Reallocation is temporarily unavailable to you, possibly for an extended period of time, which reduces your opportunity to take advantage of any increases to Early Reallocation rates, or any advantageous changes to Index values that may become available at the optimal time. This may limit your return potential.
Other Contract Changes Risk
We reserve the right to modify or restrict several benefits or features of the Contract. We restrict additional Purchase Payments. Each Index Year during the Accumulation Phase, you cannot add more than your initial amount without our prior approval. Your initial amount is the total of all Purchase payments received before the first Quarterly Contract Anniversary of the first Contract Year. We allow you to add up to the initial amount in the remainder of the first Index Year. For further information regarding Purchase Payment restrictions, see section 3, Purchasing the Contract – Purchase Requirements.
We reserve the right to substitute the Fund in which the Variable Option invests. We reserve the right to add or eliminate additional variable investment options, subject to applicable law.
We do not currently deduct premium tax from the Contract, although we reserve the right to do so in the future.
Lastly, we will treat a partial withdrawal that reduces Contract Value below $2,000 as a full withdrawal unless you submitted a Purchase Payment in the last three years. If Annuity Payments would be less than $20, we reserve the right to require you to take a full withdrawal and your Contract will then terminate. However, we do not assess a withdrawal charge on this full withdrawal.
Risks Associated with Our Financial Strength and Claims-Paying Ability
All payments and financial guarantees under the Contract are subject to our financial strength and claims-paying ability. We make Annuity Payments, and pay death benefits from our general account. Our general account assets are subject to claims by our creditors. We apply Performance Credits from an unregistered, non-unitized, non-insulated separate account (Separate Account IANY). Like our general account, the assets in Separate Account IANY are subject to our general business operation liabilities and the claims of our creditors. For more information on Separate Account IANY, see The Insurance Company, Separate Accounts, and General Account – Our Unregistered Separate Account.
Business and Operational Risks Relevant to the Contract
Business Disruption and Cybersecurity Risks. Our business relies on technology systems and networks, including systems and networks managed by third parties, to process, transmit and store information; perform transactions related to the Contract; and conduct other business activities. Maintaining the integrity of our systems is critical to our business operations and to the protection of our clients’ personal information. Any cybersecurity breaches or interference that may in the future occur could have a material adverse impact on our business operations and our financial condition.
Publicly-reported cybersecurity threats and incidents have dramatically increased in recent years, and financial services companies and their third-party service providers are increasingly the targets of cyberattacks. We have implemented and maintain security measures designed to protect against breaches of security and other interference with systems and networks, and require third party vendors to meet certain information security standards; however, we cannot ensure that our systems and networks will not be subject to breaches or interference, or that we will always be able to readily detect a cybersecurity incident. Any such event may result in operational disruptions as well as unauthorized access to or the disclosure or loss of our proprietary information or our clients’ personal information. Any such event may interfere with, impede or cause delays in our calculation of values, processing of transactions and making of payments under the Contract. Although we maintain cybersecurity insurance coverage against costs resulting from cybersecurity incidents, it is possible losses will exceed the amount available under our coverage. We cannot be certain that advances in criminal capabilities, discovery of new vulnerabilities, attempts to exploit vulnerabilities in our systems, data thefts, physical system or network

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

break-ins or inappropriate access, or other developments will not compromise or breach the technology or other security measures protecting our networks and systems used in connection with our products and services.
Natural or Man-made Disasters. The occurrence of natural or man-made disasters (e.g., extreme weather events, acts of terrorism, public health crises, industrial accidents, blackouts, military actions) could adversely affect our business operations, particularly if those events affect our computer-based data processing, transmission, storage, and retrieval systems or destroy data. Such disasters may damage our facilities, preventing our employees from performing their roles, otherwise disturbing our ordinary business operations, and impacting claims processing. We rely on certain third-parties to provide certain services important to our business operations. While we monitor the business continuity planning of such third-parties, successful implementation and execution of their business continuity plans are largely outside of our control. Weaknesses or failures within a vendor’s business continuity plan in light of a natural or man-made disaster could materially disrupt our business operations.

The Insurance Company, Separate Accounts, and General Account
The Insurance Company – Allianz Life of New York
Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York on September 21, 1982. Our address is 1633 Broadway, 42nd Floor, New York, NY 10019-7585. Before January 1, 2003, Allianz Life of New York was known as Preferred Life Insurance Company of New York. We are a subsidiary of Allianz Life Insurance Company of North America (Allianz Life), which is also a stock life insurance company. Allianz Life is a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a wholly owned subsidiary of Allianz Europe, B.V., which in turn is a wholly owned subsidiary of Allianz SE, which is registered in Munich, Germany. We currently offer registered index-linked annuities. We are licensed to do direct business in 6 states (including New York) and the District of Columbia. This prospectus currently is offered only in New York. We are obligated to pay all amounts promised to investors under the Contracts, subject to our financial strength and claims-paying ability.
The Registered Separate Account
We established Allianz Life of NY Variable Account C (the Separate Account, formerly Preferred Life Variable Account C), as a separate account under New York insurance law on February 26, 1988. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.
The Separate Account holds the Fund’s shares that have been purchased with Contract assets. We keep the Separate Account assets separate from the assets of our general account and other separate accounts, including the non-unitized separate accounts we established in connection with the Index Options. The Separate Account is divided into subaccounts, each of which is a variable investment option under one or more variable annuity contracts that we issue through the Separate Account. The only subaccount currently available under this Contract is the Variable Option, which invests exclusively in shares of the AZL Government Money Market Fund.
We own the assets of the Separate Account. Income, gains, and losses credited to, or charged against, the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of our other assets. The assets of the Separate Account may not be used to pay any liabilities of Allianz Life of New York other than those arising from the variable investment portion of the Contracts and other variable annuity contracts supported by the Separate Account.
If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and expenses.
Our General Account
Our general account holds all our assets other than assets in our separate accounts. We own our general account assets, and, subject to applicable law, have sole investment discretion over them. The assets are subject to our general business operation liabilities and claims of our creditors and may lose value. We have not registered our general account as an investment company under the Investment Company Act of 1940.
Our general account assets fund guarantees provided in the Contracts, including obligations associated with the death benefit. Contract Value that you apply to Annuity Payments becomes part of our general account.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Our Unregistered Separate Account
We allocate all assets backing the Index Options to an unregistered, non-unitized, non-insulated separate account (Separate Account IANY), which we established under New York State insurance law solely for the purpose of supporting our obligations to pay Performance Credits. Separate Account IANY has two subaccounts: Subaccount IABV (which is a book value subaccount) and Subaccount IAMV (which is a market value subaccount).
Initially, a substantial majority of the aggregate assets backing the Index Options are allocated to Subaccount IABV. We hold all other assets that you allocate to the Index Options that are not invested in Subaccount IABV in Subaccount IAMV. Subsequently, there may be significant transfers of assets between Subaccount IABV and Subaccount IAMV in response to Index performance during the then-current Index Year. We typically transfer assets between the subaccounts if there is a 10% incremental change in year-to-date Index performance. This starts when the decrease in the market exceeds the applicable Buffer. We monitor year-to-date Index performance daily and change allocations daily if needed.
We invest the assets in Subaccount IAMV in hedging instruments, including derivative investments such as put and call options, as well as cash and fixed income securities. Like our general account, the assets in Separate Account IANY are subject to our general business operation liabilities and the claims of our creditors.
An Owner who allocates Contract Value to an Index Option does not have any interest in or claim on the assets in Separate Account IANY. In addition, neither the Owner nor the Index Options participate in any way in the performance of assets held in Separate Account IANY.
Status Pursuant to Securities Exchange Act of 1934
Allianz Life of New York hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.

1. The Contract
An annuity is a contract between you as the Owner, and an insurance company (in this case Allianz Life of New York), where you make payments to us and we invest that money in the Investment Options you select. Depending on market conditions and the returns of your selected Investment Options, your Contract may gain or lose value. When you are ready to take money out, we make payments to you according to your instructions and any restrictions associated with the payment option you select that is described in this prospectus. Other than to add benefits that are beneficial to you, we do not make any changes to your Contract without your permission except as may be required by law.
The Contract has an Accumulation Phase and an Annuity Phase.
The Accumulation Phase
The Accumulation Phase is the first phase of your Contract, and it begins on the Issue Date. During the Accumulation Phase, we invest your money in the Investment Options you select on a tax-deferred basis. Tax deferral may not be available for certain non-individually owned contracts. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. For more information, see section 12, Taxes.
During the Accumulation Phase, you can take withdrawals (subject to any withdrawal charge) and you can make additional Purchase Payments subject to the restrictions set out in section 3, Purchasing the Contract – Purchase Requirements.
When the Accumulation Phase Ends
The Accumulation Phase ends upon the earliest of the following:
●
The Business Day before the Annuity Date.
●
The Business Day we process your request for a full withdrawal.
●
Upon the death of any Owner (or the Annuitant if the Owner is a non-individual), the Business Day we first receive a Valid Claim from any one Beneficiary, unless the surviving spouse/Beneficiary continues the Contract. If there are multiple Beneficiaries, the remaining Contract Value continues to fluctuate with the performance of the Investment Options until the complete distribution of the death benefit. A Valid Claim is the documents we require to be received in Good Order at our Service Center before we pay any death claim.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

The Annuity Phase
If you request Annuity Payments, the Accumulation Phase of your Contract ends and you enter the Annuity Phase. During the Annuity Phase, we make regular fixed periodic Annuity Payments based on a guaranteed period, life, life with a guaranteed period, joint and last survivor, or joint and 2/3 survivor. We send Annuity Payments to the Payee (the person or entity who receives Annuity Payments during the Annuity Phase). You can choose when Annuity Payments begin, subject to certain restrictions. We base Annuity Payments on the Contract Value and the payout rates for the Annuity Option you select. Your Annuity Payments do not change unless an Annuitant dies. The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option. For more information, see section 9, The Annuity Phase.
When the Contract Ends
The Contract ends when:
●
all applicable phases of the Contract (Accumulation Phase and/or Annuity Phase) have ended, and/or
●
if we received a Valid Claim, all applicable death benefit payments have been made.
For example, if you take a full withdrawal of the Cash Value, both the Accumulation Phase and the Contract end even though the Annuity Phase never began and we did not make any death benefit payments.

2. Ownership, Annuitant, Determining Life, Beneficiary, and Payee
Owner
The Owner designated at Contract issue has all the rights under the Contract. The Owner may be an individual, or a non-individual (such as a trust or other entity acting as an agent for a natural person). Qualified Contracts and non-individually owned Contracts can only have one Owner. A Qualified Contract qualifies for special tax treatment under sections of the Code.
Joint Owner
A Non-Qualified Contract can be owned by up to two individual Owners (Joint Owners). Joint Owners must be spouses within the meaning of federal tax law. We generally require the signature of both Joint Owners on any forms that are submitted to our Service Center.
Annuitant
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant when you purchase a Contract. For Qualified Contracts, before the Annuity Date, the Owner must be the Annuitant unless the Contract is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Annuity Date. You cannot change the Annuitant if the Owner is a non-individual. Subject to our approval, you can add a joint Annuitant on the Annuity Date. For individually owned Contracts, if the Annuitant who is not an Owner dies before the Annuity Date, the sole Owner (or younger Joint Owner) automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.
Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it as indicated below. For more examples, please see the Appendix A to the Statement of Additional Information (SAI). Use care when designating Owner(s) and Annuitant(s), and consult your Financial Professional if you have questions.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

UPON THE DEATH OF A SOLE OWNER
Action if the Contract is in the Accumulation Phase	Action if the Contract is in the Annuity Phase
• If this is an Inherited IRA Contract, the death benefit options for the Beneficiary of the Inherited IRA (successor beneficiary, i.e.
beneficiary of the original Beneficiary) depend on several
factors. For specific information regarding these Contracts, please see section 12, Taxes – Distributions Upon the Owner’s
Death (or Annuitant’s Death if the Owner is a Non-Individual).
• For all other Contracts, we pay a death benefit to the
Beneficiary unless the Beneficiary is the surviving spouse and continues the Contract.
• If the deceased Owner was a Determining Life and the
surviving spouse Beneficiary continues the Contract:
– we increase the Contract Value to equal the Guaranteed
Death Benefit Value if greater and available, and the
death benefit ends,
– the surviving spouse becomes the new Owner,
– the Accumulation Phase continues, and
– upon the surviving spouse’s death, his or her
Beneficiary(ies) receives the Contract Value.
• If the deceased Owner was not a Determining Life, the
Traditional Death Benefit is not available and the
Beneficiary(ies) receives the Contract Value.

• The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the
Beneficiary also becomes the new Owner.
• If the deceased was not an Annuitant, Annuity Payments to the
Payee continue. No death benefit is payable.
• If the deceased was the only surviving Annuitant, Annuity
Payments end or continue as follows.
– Annuity Option A or C, payments end when the
guaranteed period ends.
– Annuity Option B, F, or G, payments end.
– For more information on the Annuity Options, please see
section 9.
• If the deceased was an Annuitant and there is a surviving joint
Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.
• For a Qualified Contract, the Annuity Payments generally must end no later than the end of the year containing the 10th
anniversary of the Owner's death. However, in certain
situations, payments may need to end earlier.

Determining Life (Lives)
The Determining Life (Lives) are the individuals on whose life we base the Guaranteed Death Benefit Value provided by the Traditional Death Benefit. We establish the Determining Life (Lives) at Contract issue. For an individually owned Contract, the Determining Life (Lives) are the Owner(s). For a non-individually owned Contract, the Determining Life is the Annuitant. After the Issue Date, the Determining Life (Lives) only change if:
●
you remove a Joint Owner due to divorce, then we also remove that person as a Determining Life, or
●
you establish a jointly owned Non-Qualified Contract and change ownership to a Trust, then we remove the prior Owner who is not the Annuitant as a Determining Life.
Beneficiary
The Beneficiary is the person(s) or entity you designate to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If a Beneficiary dies before you, or you and a Beneficiary die simultaneously, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. You and a Beneficiary are deemed to have died simultaneously if it is not established by clear and convincing evidence that either you or the Beneficiary survived the other by 120 hours. If there are no surviving Beneficiaries or if there is no named Beneficiary, we pay the death benefit to your estate or the Owner if the Owner is a non-individual.
● FOR JOINTLY OWNED CONTRACTS: The sole primary Beneficiary is the surviving Joint Owner regardless of any other named primary Beneficiaries. If both Joint Owners die simultaneously, we pay the death benefit to the named surviving primary Beneficiaries. If there are no named surviving primary Beneficiaries, we pay the death benefit to the named surviving contingent Beneficiaries, or equally to the estate of the Joint Owners if there are no named surviving contingent Beneficiaries.

● NAMING AN ESTATE AS A BENEFICIARY: If an estate is the Beneficiary, the estate must be the sole primary
Beneficiary, unless the Spouse is the sole primary Beneficiary. If the Spouse is the sole primary Beneficiary, then an estate can be a contingent Beneficiary.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Payee
The Payee is the person or entity who receives Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. Generally, we require the Payee to be an Owner. However, you can name a charitable trust, financial institution, or an individual specified in a court order as a Payee.
Assignments, Changes of Ownership and Other Transfers of Contract Rights
You can assign your rights under this Contract to someone else during the Accumulation Phase. An assignment may be absolute or limited, and includes changes of ownership, collateral assignments, or any other transfer of specific Contract rights. After an assignment, you may need the consent of the assignee of record to exercise certain Contract rights depending on the type of assignment and the rights assigned.
You must submit your request to assign the Contract in writing to our Service Center. Upon receipt of your request in Good Order, we record the assignment. We are not responsible for the validity or effect of the assignment. We are not liable for any actions we take or payments we make before we receive your request in Good Order and record it. Assigning the Contract does not change, revoke or replace the originally named Annuitant or Beneficiary; if you also want to change the Annuitant or Beneficiary, you must make a separate request.
● An assignment may be a taxable event. In addition, there are other restrictions on changing the ownership of a
Qualified Contract and Qualified Contracts generally cannot be assigned absolutely or on a limited basis. You should consult with your tax adviser before assigning this Contract.

● An assignment will only change the Determining Life (Lives) if it involves removing a Joint Owner due to divorce, or replacing Joint Owners with a Trust.

3. Purchasing the Contract
Purchase Requirements
To purchase this Contract, on the Issue Date, all Owners (or the Annuitant if the Owner is a non-individual) must be age 85 or younger.
The Purchase Payment requirements for this Contract are as follows.
●
The minimum initial Purchase Payment due on the Issue Date is $10,000.
●
We restrict additional Purchase Payments. Each Index Year during the Accumulation Phase, you cannot add more than your initial amount without our prior approval. Your initial amount is the total of all Purchase Payments received before the first Quarterly Contract Anniversary of the first Contract Year. We allow you to add up to the initial amount in the remainder of the first Index Year. The minimum additional Purchase Payment we will accept is $50.
●
We do not accept additional Purchase Payments on or after the Annuity Date.
●
If this is an Inherited IRA or Inherited Roth IRA Contract, the death benefit proceeds of the previous tax-qualified investment were directly transferred into this Contract, and we do not accept additional Purchase Payments (see section 12, Taxes – Qualified Contracts – Inherited IRA).
●
The maximum total Purchase Payments we accept is $10 million.
We may, at our sole discretion, waive the minimum Purchase Payment requirements.
Once we receive your initial Purchase Payment and all necessary information in Good Order at our Service Center, we issue the Contract within two Business Days and allocate your payment to your selected Investment Options. If the Issue Date is the same as the Index Effective Date, we apply any part of your initial Purchase Payment you allocate to the Index Options directly to the Index Options. If the Issue Date is not the Index Effective Date, we hold any part of your initial Purchase Payment you allocate to the Index Options in the Variable Option before we transfer it to your selected Index Options. If you do not give us all the information we need, we contact you or your Financial Professional. If for some reason we are unable to complete this process within five Business Days, we either send back your Purchase Payment or get your permission to keep it until we get all the necessary information. If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order.
If you submit a Purchase Payment and/or application to your Financial Professional, we do not begin processing the payment and/or application until we receive it.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

We can only decline a Purchase Payment if it is less than $50, would cause total Purchase Payments to be more than $10 million, or if we receive it on or after the Annuity Date. If mandated under applicable law, we may be required to reject a Purchase Payment.
Applications Sent Electronically
We accept manually signed applications that are in Good Order and are sent by fax, or email, or uploaded to our website. It is important to verify receipt of any faxed application, or to receive a confirmation number when using email or the web. We are not liable for applications that we do not receive. A manually signed application sent by fax, email or over the web is considered the same as an application delivered by mail. Our electronic systems (fax, email or website) may not always be available; any electronic system can experience outages or slowdowns which may delay application processing. Although we have taken precautions to help our system handle heavy use, we cannot promise complete reliability. If you experience problems, please submit your written application by mail to our Service Center. We reserve the right to discontinue or modify our electronic application policy at any time and for any reason.
Allocation of Purchase Payments and Contract Value Transfers
We do not accept additional Purchase Payments if you have an Inherited IRA, or Inherited Roth IRA Contract.
The allocation instructions you provide on your application automatically become your default allocation instructions. We use these allocation instructions for all Purchase Payments we receive unless you change them. Any change to allocation instructions will replace any existing allocation instructions and will be used as the basis for transfers between and among the Index Options and Variable Option.
We only allow Purchase Payments to move into the Index Options on the Index Effective Date and on subsequent Index Anniversaries. As a result, we hold Purchase Payments in the Variable Option on an interim basis when we receive them on days other than the Index Effective Date or Index Anniversaries. We then transfer them to the Index Options on the next Index Anniversary according to your allocation instructions. However, for Purchase Payments we hold in the Variable Option on an interim basis, you can make an Early Reallocation request, which will result in a transfer from the Variable Option to the applicable Index Option(s) before the next Index Anniversary.
We apply any Purchase Payments allocated to the Index Options we receive on the Index Effective Date or on an Index Anniversary directly to the Index Options (if available) on that day; these Purchase Payments are generally not held in the Variable Option. However, if your allocation instructions include any Index Options that are temporarily unavailable on the Index Effective Date or an Index Anniversary, we will transfer the assets destined for the temporarily unavailable Index Options to the Variable Option and those assets will remain there until either, (1) we receive a change to allocation instructions that results in a transfer of these assets to available Index Option(s), or (2) you execute an Early Reallocation. To avoid having Index Option Value transferred to the Variable Option when an Index Option becomes temporarily unavailable, you must change your allocation instructions to transfer this Index Option Value to another available Index Option. We must receive this change before the end of the Business Day on the Term Start Date (or the next Business Day if the Term Start Date is a non-Business Day).
We only allow Variable Account Value transfers into Index Options on an Index Anniversary unless you execute an Early Reallocation. By executing an Early Reallocation, you can choose to transfer the following assets from the Variable Option:
●
Purchase Payments you allocate to the Variable Option,
●
Purchase Payments you allocate to the Index Options that we hold in the Variable Option on an interim basis,
●
a Contract Value increase to equal the Guaranteed Death Benefit Value due to the death of a Determining Life that we hold in the Variable Option on an interim basis, or
●
assets we hold in the Variable Option on an interim basis due to an Index Option becoming temporarily unavailable.
We typically only allow Index Option Value transfers between Index Options, or into the Variable Option, on Term End Dates. However, you can transfer Index Option Value between Index Options before the Term End Date by executing a Performance Lock and an Early Reallocation. For multi-year Term Index Options, you can also transfer Index Option Value between Index Options before the Term End Date by executing a Performance Lock before the last year of the Term and changing your allocation instructions before the next Index Anniversary. We do not allow assets to move into an established Index Option until the Term End Date. If you request to transfer into an established Index Option on an Index Anniversary that is not a Term End Date, we will transfer those assets into the same Index Option (if available) with a new Term Start Date.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

You select the Index Effective Date when you purchase your Contract. It can be any Business Day up to and including the first Quarterly Contract Anniversary, but it cannot be the 29th, 30th, or 31st of a month.
On your application if you select…	Your Index Effective Date will be either…
the earliest Index Effective Date	• your Issue Date, or • the first Business Day of the next month if the Issue Date is the 29th, 30th, or 31st of a month the deferred Index Effective Date
• your first Quarterly Contract Anniversary, or
• the next Business Day if the first Quarterly Contract Anniversary occurs on a non-Business
Day, or the first Business Day of the next month if the first Quarterly Contract Anniversary is the 29th, 30th, or 31st of a month

You should be aware that, generally, initial Trigger Rates, Caps, and Participation Rates could change every seven calendar days. However, these rates are guaranteed to be available during the period stated on our website at https://www.allianzlife.com/RILANYRates and cannot be superseded until that period ends. If you select an Index Effective Date that is within the guaranteed period for the initial rates that are available for review on the date you signed your application, you will receive the initial rates that were available on the date you signed your application. However, if you select an Index Effective Date that is after this guaranteed period, you are subject to the risk that initial Trigger Rates, Caps, and Participation Rates may change and be less advantageous to you. Furthermore, if your Index Effective Date is after the end of the free look period and you cancel your Contract, you will receive the Cash Value. On or before the Index Effective Date, the Daily Adjustment does not apply. You may review future rates at least seven calendar days before their effectiveness at https://www.allianzlife.com/RILANYRates. Subject to the limitations related to designating the Index Effective Date, you (or your Financial Professional, if authorized) can change your Index Effective Date at any time before it occurs to be an earlier or later date by submitting a request. However, your new Index Effective Date cannot be later than the deferred Index Effective Date listed above. We must receive your request in Good Order at our Service Center before the end of the Business Day on which you want the Index Effective Date to occur. Once your Index Effective Date occurs, all Index Options for your Contract will have the same Index Anniversary.
You can change your allocation instructions at any time without fee or penalty. These changes are effective on the Business Day we receive them in Good Order at our Service Center. We accept changes to allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change these allocation instructions on your behalf. However, we must receive allocation instruction changes (which will transfer your Index Option Values) in Good Order at our Service Center before the end of the Business Day on the Term End Date (or the next Business Day if the Term End Date is a non-Business Day). Changes to your allocation instructions will transfer existing Variable Account Value and Index Option Values on the Term End Date.
We notify you at least 30 days in advance of each Index Anniversary as a reminder that on the upcoming anniversary you may transfer Variable Account Value to the Index Options, or you may transfer Index Option Value between Index Options or to the Variable Option. In order to make a transfer between Investment Options, you must provide us with allocation instruction changes in Good Order. On each Term End Date, if we have not received allocation instruction changes from you, all assets invested continue to be invested in the same Index Options with new Term Start Dates (if available) subject to the renewal Trigger Rates, Caps, and Participation Rates for the new Term.
We can add new Crediting Methods, Terms, and Indexes to your Contract in the future, and you can allocate Purchase Payments or transfer Contract Value to them on the Term Start Date after we make them available to you. Once we add a Crediting Method to your Contract we cannot remove it, or change how it calculates Performance Credits. Any new Index Option we add to your Contract after issue will indicate whether it can be made temporarily unavailable and, if so, when. If we add a new Index Option to your Contract, we cannot change its Buffer after it is established. For a new Index Option, the minimum Buffer is 5%. However, we can change the renewal and Early Reallocation Trigger Rates, Caps, and Participation Rates associated with any Index Option on each Term Start Date subject to the guaranteed minimums.
With notice we may make Index Options temporarily unavailable if we are unable to support the minimum Trigger Rate or Cap on that Index Option. If we make an Index Option temporarily unavailable, we do not change your allocation instructions. We will transfer any assets held in or destined for a temporarily unavailable Index Option to the Variable Option if you do not change your allocation instructions to transfer to another available Index Option before the end of the Business Day on the Term Start Date (or the next Business Day if the Term Start Date is a non-Business Day). These assets will remain there until either, (1) we receive a change to allocation instructions that results in a transfer of these

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

assets to available Index Option(s), or (2) you execute an Early Reallocation. If you transfer these assets to an available Index Option, they will not be eligible to receive a Performance Credit until at least the second Index Anniversary after an Index Option becomes temporarily unavailable.
● In order to apply Purchase Payments we receive after the Index Effective Date to your selected Index Option(s) on the next Index Anniversary, we must receive them before the end of the Business Day on the Index Anniversary (or
before the end of the prior Business Day if the anniversary is a non-Business Day).

● The Variable Option is subject to Contract fees and expenses (e.g. M&E charge, contract maintenance charge) and market risk. Assets in the Variable Option may lose value, including any Purchase Payments or other assets we hold in the Variable Option on an interim basis before transferring them to your selected Index Options.

Electronic Allocation Instructions
We use reasonable procedures to confirm that electronic allocation instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record telephone instructions and log all fax, email and website instructions. We reserve the right to deny any allocation instruction change, and to discontinue or modify our electronic instruction privileges at any time for any reason.
Please note that telephone, fax, email and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider’s, or your Financial Professional’s, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your instructions in writing to our Service Center.
By authorizing electronic instructions, you authorize us to accept and act upon these instructions for your Contract. There are risks associated with electronic communications that do not occur with a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone with your password; we cannot verify that the person providing instructions on the website is you, or is authorized by you.
Free Look/Right to Examine Period
If you change your mind about owning the Contract, you can cancel it within ten days after receiving it. We return your Contract Value as of the Business Day we receive your cancellation request in Good Order. This may be more or less than your initial Purchase Payment. If your cancellation request occurs after the Index Effective Date, your Contract Value will include the Daily Adjustment, which may be negative for amounts allocated to the Index Options. If you have an IRA Contract, we refund your Purchase Payments less withdrawals, or Contract Value, if greater. For IRA Contracts, we reserve the right to hold your initial Purchase Payment in the Variable Option until the free look period ends, and then re-allocate your money, less fees and expenses, according to your allocation instructions. If we exercise this right, the Contract Value we use to determine your refund amount on a cancellation request will not include the Daily Adjustment as the Index Effective Date will not yet have occurred. We do not assess a withdrawal charge or deduct any Contract fees or expenses other than the M&E charge if you cancel your Contract during the free look period. If you take a withdrawal that is subject to a withdrawal charge and then cancel your Contract during the free look period, we will refund any previously deducted withdrawal charge upon cancellation. In the Contract, the free look provision is also called the right to examine.

4. Index Options
Overview of the Index Options
We apply positive, zero, or negative Performance Credits at the end of a Term to amounts allocated to an Index Option based, in part, on the performance of the applicable Index. An investment in an Index Option is not an investment in the Index or in any Index fund.
The Index Options provide limited protection against negative Index Returns at the end of a Term through a Buffer. Despite the Buffer, you could lose a significant amount of money if the Index declines in value. You may also lose a significant amount of money due to a negative Daily Adjustment if amounts are removed from such other Index Options prior to the end of a Term.
The Contract currently offers Index Options with different types of Crediting Methods, including the Index Dual Precision Strategy, Index Precision Strategy, and Index Performance Strategy. We can add new Index Options to your Contract in

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

the future. We can change certain features of an Index Option from one Term to the next, including the Index and the current limit on Index gains (subject to minimum guarantees). We cannot change an existing Index Option’s limit on Index losses (the Buffer) or how it calculates Performance Credits.
The Contract typically only allows Index Option Value transfers between Index Options, or into the Variable Option, on Term End Dates unless you execute a Performance Lock and an Early Reallocation. The Contract only allows Variable Account Value transfers into Index Options on an Index Anniversary unless you execute an Early Reallocation. For multi-year Term Index Options, you can also transfer between Index Options and from the Index Options to the Variable Option before the Term End Date by executing a Performance Lock before the last year of the Term and changing your allocation instructions before the next Index Anniversary. For more information, see section 3, Purchasing the Contract – Allocation of Purchase Payments and Contract Value Transfers.
Information regarding the features of each currently offered Index Option, including (i) the Index’s name, (ii) a brief statement describing the assets that the Index seeks to track (e.g., U.S. large-cap equities), (iii) the Term length, (iv) the Index Option’s Crediting Methodology, (v) the current limit on Index loss, and (vi) the minimum limit on Index gain, is available in Appendix A – Investment Options Available Under the Contract.
Limits on Index Losses
Each Index Option offers a certain level of protection from negative Index Returns through the Buffer, which limits the amount of negative Index Return used in calculating Performance Credits for an Index Option at the end of a Term.
●
A Buffer is the maximum amount of negative Index Return that we absorb before applying a negative Performance Credit. For example, if at the end of a Term, the Index Return is -25% and the Buffer is 10%, we apply a Performance Credit of -15%, meaning your Contract Value allocated to that Index Option will decrease by 15% since the Term Start Date. This reflects the negative Index Return that exceeds the protection of the 10% Buffer.
●
We currently offer Index Options with 10%, 20%, and 30% Buffers.
The current limit on Index loss for an Index Option will not change for the life of that Index Option. However, we reserve the right to add new Index Options. As such, the limits on Index loss offered under the Contract may change from one Term to the next if we add an Index Option.
Prior to selecting an Index Option, you should evaluate the protection from negative Index Returns offered by an Index Option. See “Comparing Crediting Methods” later in this section for additional factors that you should consider when comparing Index Options. Also, see “How We Set Limits on Index Gains and Losses” below for a description of the factors that we consider when setting rates for the Index Options.
For detailed information on how we calculate Index Option Values and Performance Credits, see “Determining Index Option Values” and “Calculating Performance Credits” in section 6, Valuing Your Contract later in this prospectus.
Limits on Index Gains
Each Index Option also has an upside feature, either a Trigger Rate, Cap, and/or Participation Rate, used in the calculation of positive Performance Credits, if any, that may be credited to your investment at the end of a Term. We may limit the amount you can earn on an Index Option based on the Trigger Rate, Cap, or Participation Rate, as applicable.
●
A Trigger Rate represents the positive Performance Credit, if any, that may apply on the Term End Date. The Index Precision Strategy and Index Dual Precision Strategy offer Index Options with a Trigger Rate.
−
For the Index Precision Strategy, the Trigger Rate will apply if the Index Return is positive or zero. For example, if at the end of a Term, the Index Return is 6% and the Trigger Rate is 3%, we apply a Performance Credit of 3%, meaning your Contract Value allocated to that Index Option will increase by 3% since the Term Start Date.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

−
For the Index Dual Precision Strategy, the Trigger Rate will apply if the Index Return is positive, zero, or to a limited extent, negative. For example, assume a Trigger Rate of 3% and a Buffer of 10%. If at the end of a Term, the Index Return is positive, zero, or negative but no lower than -10% (i.e., not in excess of the Buffer), we apply a positive Performance Credit of 3%, meaning your Contract Value allocated to that Index Option will increase by 3% since the Term Start Date. However, if the negative Index Return were lower than -10% (i.e., in excess of the Buffer), we apply a negative Performance Credit equal to the negative Index Return plus the Buffer.
●
A Cap represents the maximum positive Performance Credit, if any, applied on a Term End Date. For example, if at the end of a Term, the Index Return is 12% and the Cap is 10%, we apply a Performance Credit of 10%, meaning your Contract Value allocated to that Index Option will increase by 10% since the Term Start Date. The Index Performance Strategy offers Index Options with a Cap. Index Performance Strategy multi-year Term Index Options have both a Cap and a Participation Rate (as described below).
●
A Participation Rate is the percentage that is multiplied by a positive Index Return in calculating a positive Performance Credit, if any, subject to any applicable Cap. For example, if at the end of a Term, the Participation Rate is 100%, the Cap is 15%, and the Index Return is 12% (which is lower than the Cap), we apply a Performance Credit of 12% (i.e., 100% x 12%). However, if the Index Return were instead 20% (which is higher than the Cap), we would apply the Cap and a Performance Credit of 15%. Index Performance Strategy multi-year Term Index Options have both a Cap and a Participation Rate.
The Trigger Rate, Cap, and/or Participation Rate for an Index Option will change from Term to Term, subject to a specified guaranteed minimum that will not change for the life of that Index Option. Guaranteed minimum Trigger Rates, Caps, and/or Participation Rates vary by Index Option.
The lowest Trigger Rate, Cap, and Participation Rate that we may establish if we add a new Index Option to the Contract are 3%, 3%, and 100%, respectively.
The current Trigger Rates, Caps, and Participation Rates being offered for new Terms of the available Index Options can be located at the following publicly accessible website: https://www.allianzlife.com/RILANYRates. The Trigger Rates, Caps, and Participation Rates posted on that website address are incorporated by reference into this prospectus.
Prior to selecting an Index Option, you should evaluate the Trigger Rates, Caps, and Participation Rates that we are offering. See “Comparing Crediting Methods” later in this section for additional factors that you should consider when comparing Index Options. Also, see “How We Set Limits on Index Gains and Losses” below for a description of the factors that we consider when setting rates for the Index Options.
For detailed information on how we calculate Index Option Values and Performance Credits, see “Determining Index Option Values” and “Calculating Performance Credits” in section 6, Valuing Your Contract later in this prospectus.
How We Set Limits on Index Gains and Losses
We set Trigger Rates, Caps, and Participation Rates in our discretion, subject to applicable guaranteed minimums. The rates applicable to new terms may differ for initial Terms, renewal Terms, and Early Reallocations. When setting these limits on Index gains, we consider a variety of factors, including, but not limited to:
●
Term length,
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level of downside protection,
●
market volatility,
●
our hedging strategies and investment performance,
●
the availability of hedging instruments,
●
the amount of money available to us through Contract fees and expenses to purchase hedging instruments,
●
expenses incurred by the Company,
●
your Index Effective Date,
●
the level of interest rates,
●
utilization of Contract benefits by Owners, and
●
our profitability goals.
We also set the limits on Index losses for new Index Options (e.g., Buffers) in our discretion, but the Buffer will be no lower than 5%. When setting limits on Index losses, we consider many of the factors listed above, as well as the fact that an Index Option’s limit on Index loss will not change for the life of the Index Option.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Due to a combination of factors, including potential changes in interest rates and other market conditions (e.g. rising inflation), the current economic environment is evolving. The future impact on the rates we declare cannot be predicted with certainty. The effect of a change in interest rates or other market conditions may not be direct or immediate. There may be a lag in changes to Trigger Rates, Caps, and Participation Rates. Interest rates could increase. In a rising interest rate environment, increases in initial Trigger Rates, Caps, and Participation Rates, if any, may be substantially slower than increases in interest rates. However, a rising interest rate environment may have the opposite effect on renewal rates and cause renewal Trigger Rates, Caps, and Participation Rates to decrease.
We manage our obligation to provide Performance Credits in part by trading call and put options, and other derivatives on the available Indexes. The costs of the call and put options and other derivatives vary based on market conditions, and we may adjust future renewal and Early Reallocation Trigger Rates, Caps, and Participation Rates to reflect these cost changes. The primary factor affecting the differences in the initial Trigger Rates, Caps, and Participation Rates for newly issued Contracts and renewal and Early Reallocation rates for existing Contracts is the difference in what we can earn from these investments for newly issued Contracts versus what we are earning on the investments that were made for existing Contracts. In some instances, we may need to reduce initial, renewal, and Early Reallocation Trigger Rates, Caps, and Participation Rates, or we may need to substitute an Index. You bear the risk that we may reduce Trigger Rates, Caps, and Participation Rates, which reduces your opportunity to receive positive Performance Credits.
Terms
We currently offer Index Options with 1-year, 3-year, and 6-year Terms. Not all Term lengths are available for all types of Crediting Methods. Each Crediting Method offers 1-year Terms. The Index Performance Strategy also offers 3-year and 6-year Terms.
Prior to selecting an Index Option, you should evaluate the various Term lengths. You should consider which Term lengths may be appropriate for you based on your liquidity needs, investment time horizon, and financial goals. Investing in Index Options with shorter Terms will provide more opportunities for Performance Credits and transferring Contract Value; however, assuming the same Index and limit on Index loss, Index Options with shorter Terms generally tend to have less potential for Index gains. Conversely, investing in Index Options with longer Terms will provide fewer opportunities for Performance Credits and transferring Contract Value; however, assuming the same Index and limit on Index loss, Index Options with longer Terms generally tend to have more potential for gain. Some of the other factors to consider include:
●
How long you intend to hold the Contract.
●
The Daily Adjustment for Index Options with Term lengths of more than 1-year (including multi-year Terms or extended Term lengths resulting from Early Reallocation) may be more negatively impacted by changes in the expected volatility of Index prices than 1-year Term Index Options due to the difference in Term length.
●
The risk of a negative Daily Adjustment is generally greater for Index Options with a Term length of more than 1 year than for 1-year Term Index Options due to the Term length.
●
3-year and 6-year Term Index Options with a Participation Rate above 100% may also have larger fluctuations in the Daily Adjustment than Index Options either without a Participation Rate, or with a Participation Rate equal to 100%.
●
For shorter Term lengths, there is more certainty in both the final Index Values and how Trigger Rates, Caps, and Buffers determine Performance Credits. This means there may be less fluctuation in the Daily Adjustment due to changes in Index return for Index Options with shorter Term lengths.
Amounts must remain in an Index Option until the end of its Term to receive a Performance Credit and to avoid a possible negative Daily Adjustment, potential withdrawal charges, and any applicable tax consequences. The Daily Adjustment applies to full or partial withdrawals taken from an Index Option before the end of a Term. The Daily Adjustment also applies if, before the Term End Date, you execute a Performance Lock, you annuitize the Contract, we pay a death benefit, or we deduct Contract fees and expenses. For more information, see section 7, Expenses and Adjustments – Daily Adjustment.
Maturity
We will send you a letter at least 30 days before each Index Anniversary. This letter advises you that current Trigger Rates, Caps, and Participation Rates are expiring, and that renewal rates for the next Term Start Date will be available for your review. The Index Anniversary letter also reminds you of your opportunity to transfer Variable Account Value and Index Option Values on the upcoming Term End Date. Renewal rates could be higher or lower than your current Trigger Rates, Caps, and Participation Rates, subject to the guaranteed minimums. On each Term End Date, you have the option of

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

remaining allocated to your current Index Options (if available) at the renewal Trigger Rates, Caps, and Participation Rates that we set on the next Term Start Date, or transferring to another permitted Investment Option, subject to the limitations on transfers from an Index Option to the Variable Option.
At least seven calendar days before each Index Anniversary, we publish renewal rates for the next Term Start Date for your review in your account on our website, and on our public website at https://www.allianzlife.com/RILANYRates, or you can call (800) 624-0197 to obtain the rates. If you do not review renewal rate change information when it is published or take no action to transfer to another permitted Investment Option, you will remain allocated to your current Index Options (if available) and will automatically become subject to the renewal Trigger Rates, Caps, and Participation Rates until the next Term End Date.
For more information regarding your availability to transfer into new Index Options, see section 3, Purchasing the Contract – Allocation of Purchase Payments and Contract Value Transfers.
Indexes
The Contract currently offers Index Options using the following Indexes. For more information on the Indexes, please see Appendix B – Available Indexes. Please note that Index Values used to calculate Performance Credits are based on the Index’s closing value (for an Index that is a market index) or closing share price (for an Index that is an ETF).
The S&P 500® Index, Russell 2000® Index, Nasdaq-100® Index, and EURO STOXX 50® are all “price return indexes,” not “total return indexes,” and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and may cause the Index to underperform a direct investment in the securities composing the Index. For the EURO STOXX 50®, this Index is a euro “price return index” and Index Returns are determined without any exchange rate adjustment.
S&P 500® Index. The S&P 500® Index is comprised of equity securities issued by large-capitalization U.S. companies.
Russell 2000® Index. The Russell 2000® Index is comprised of equity securities of small-capitalization U.S. companies.
Nasdaq-100® Index. The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on The Nasdaq Stock Market, including companies across all major industry groups except the financial industry.
EURO STOXX 50®. The EURO STOXX 50® is comprised of the equity securities of large-capitalization companies in the Eurozone.
Index Substitutions and Additions
We may substitute a new Index for an existing Index if:
●
the Index is discontinued,
●
we are unable to use the Index because, for example, changes to an Index make it impractical or expensive to purchase derivative hedging instruments to hedge the Index, or we are not licensed to use the Index, or
●
the method of calculation of the Index Values changes substantially, resulting in significantly different Index Values and performance results. This could occur, for example, if an Index altered the types of securities tracked, or the weighting of different categories of securities.
If we add or substitute an Index, we first seek any required regulatory approval from the New York Department of Financial Services and then provide you with written notice. We also provide you with written notice if an Index changes its name. Index substitutions can occur either on a Term Start Date or during a Term. If we substitute an Index during a Term, we will combine the return of the previously available substituted Index from the Term Start Date to the substitution date with the return of the new Index from the substitution date to the Term End Date. If we substitute an Index during a Term, the Buffers, Trigger Rates, Caps, and Participation Rates for the substituted Index will apply to the new Index. We do not change the Buffers, Trigger Rates, Caps, or Participation Rates that were in effect on the Term Start Date.
Similarly, if we substitute an Index on a Term Start Date, the applicable Buffer, and minimum Trigger Rate, Cap, or Participation Rate will not change.
Changes to Trigger Rates, Caps, and Participation Rates associated with the new Index, if any, may occur at the next regularly scheduled Term Start Date, subject to their respective minimums.
The selection of a substitution Index is in our discretion; however, it is anticipated that any substitute Index will be substantially similar to the Index it is replacing and we will substitute any equity Index with a broad-based equity index. In

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

the event a suitable replacement Index is not available, after seeking any required regulatory approval, we will provide you written notice and information regarding the remaining available Index Options.
Index Historical Returns
The bar charts shown below provide each Index’s annual returns for the last 10 calendar years, as well as the Index returns after applying a hypothetical 5% Cap and a hypothetical 10% Buffer. The charts illustrate the variability of the returns from year to year and show how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.
The performance below is NOT the performance of any Index Option. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Index Options, and does not reflect Contract fees and expenses, including the withdrawal charge and Daily Adjustment, which may reduce performance.

*
This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index Return and may cause the Index to underperform a direct investment in the securities composing the Index.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

*
This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index Return and may cause the Index to underperform a direct investment in the securities composing the Index.

*
This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index Return and may cause the Index to underperform a direct investment in the securities composing the Index.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

*
This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index Return and may cause the Index to underperform a direct investment in the securities composing the Index. This Index is a euro “price return index” and Index Returns are determined without any exchange rate adjustment.
How the Crediting Methods Work
The Index Dual Precision Strategy provides a Performance Credit using the “point-to-point with step-up” method of calculation.
●
You receive a Performance Credit equal to the Trigger Rate if the Index Value on the Term End Date is:
−
equal to or greater than the Index Value on the Term Start Date, regardless of the amount of actual Index Return, or
−
less than the Index Value on the Term Start Date and the loss is less than or equal to the 10% Buffer.
●
If the Index Return is negative and extends beyond the 10% Buffer, the negative Performance Credit is equal to the negative Index Return plus the 10% Buffer. You participate in any losses in excess of the 10% Buffer.
The Index Precision Strategy provides a Performance Credit using the “point-to-point with step-up” method of calculation.
●
If the Index Value on the Term End Date is equal to or greater than the Index Value on the Term Start Date, regardless of the amount of actual Index Return, the Performance Credit is equal to the Trigger Rate.
●
If the Index Return is negative and the loss:
−
is less than or equal to the 10% Buffer, the Performance Credit is zero. We absorb any loss up to the 10% Buffer.
−
extends beyond the 10% Buffer, the negative Performance Credit is equal to the negative Index Return plus the 10% Buffer. You participate in any losses in excess of the 10% Buffer.
The Index Performance Strategy provides a Performance Credit. The 1-year Term Index Options use the “point-to-point with Cap” method of calculation. The 3-year and 6-year Term Index Options use the “point-to-point with Cap and enhanced upside” method of calculation.
●
If the Index Return is positive, the Performance Credit is equal to:
−
the Index Return up to the Cap for a 1-year Term. If the 1-year Term is uncapped, the Performance Credit is equal to the Index Return.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

−
the Index Return multiplied by the Participation Rate, up to the Cap for a 3-year or 6-year Term. If the 3-year or 6-year Term is uncapped, the Performance Credit is equal to the Index Return multiplied by the Participation Rate. We apply the Participation Rate and Cap for the entire Term length; we do not apply the Participation Rate and Cap annually on a 3-year or 6-year Term.
●
If the Index Value on the Term End Date is equal to the Index Value on the Term Start Date, the Performance Credit is zero.
●
If the Index Return is negative and the loss:
−
is less than or equal to the 10%, 20%, or 30% Buffer, the Performance Credit is zero. We absorb any loss up to the 10%, 20%, or 30% Buffer. We apply the Buffer for the entire Term length; we do not apply the Buffer annually on a 3-year or 6-year Term Index Option.
−
extends beyond the 10%, 20%, or 30% Buffer, the negative Performance Credit is equal to the negative Index Return plus the 10%, 20%, or 30% Buffer. You participate in any losses in excess of the 10%, 20%, or 30% Buffer.

● The Index Dual Precision Strategy, Index Precision Strategy, and Index Performance Strategy allow negative
Performance Credits. As a result, you could lose a significant amount of money in the form of negative
Performance Credits if an Index declines in value. The maximum potential negative Performance Credit is:
-90% with a 10% Buffer, -80% with a 20% Buffer, and -70% with a 30% Buffer.

● Because we calculate Index Returns only on a single date in time, you may experience negative or flat performance even though the Index you selected for a given Crediting Method experienced gains through some, or most, of the Term.

● If an Index Performance Strategy Index Option is “uncapped” for one Term (i.e., we do not declare a Cap for that Term) it does not mean that we will not declare a Cap for it on future Term Start Dates. On the next Term
Start Date we can declare a Cap for the next Term, or declare it to be uncapped.

Comparing Crediting Methods
The Crediting Methods have different risk and return potentials.
What is the asset protection?
Index Dual Precision Strategy
• Protection is equal to what is available with the Index Precision Strategy. Protection may be equal to or less than what is available with the Index Performance Strategy depending on the Index Option.
• Buffer absorbs 10% of loss, but you receive a negative Performance Credit for losses greater than
10%.
• Potential for large losses in any Term.
• More sensitive to large negative market movements because small negative market movements within the 10% Buffer result in a positive Performance Credit.

Index Precision Strategy
• Protection is equal to what is available with the Index Dual Precision Strategy. Protection may be equal to or less than what is available with the Index Performance Strategy depending on the Index
Option.
• Buffer absorbs 10% of loss, but you receive a negative Performance Credit for losses greater than
10%.
• Potential for large losses in any Term.
• More sensitive to large negative market movements because small negative market movements are absorbed by the 10% Buffer.

Index Performance Strategy
• Index Options with a 10% Buffer provide the same protection as the Index Dual Precision Strategy and Index Precision Strategy. Index Options with a 20% or 30% Buffer have more protection than what is available with the Index Dual Precision Strategy and Index Precision Strategy.
• Buffer absorbs 10%, 20%, or 30% of loss depending on the Index Option you select, but you receive a negative Performance Credit for losses greater than the Buffer.
• Potential for large losses in any Term.
• More sensitive to large negative market movements because small or moderate negative market movements are absorbed by the Buffer.
• In extended periods of moderate to large negative market performance, 3-year and 6-year Terms may provide less protection than the 1-year Terms because, in part, the Buffer is applied over a longer period of time.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

What is the growth opportunity?
Index Dual Precision Strategy
• Growth opportunity limited by the Trigger Rates.
• May perform best in periods of small negative market movements as it provides a positive
Performance Credit in these environments while other Crediting Methods do not.
• Generally less growth opportunity than the Index Precision Strategy and Index Performance Strategy.

Index Precision Strategy
• Growth opportunity limited by the Trigger Rates.
• May perform best in periods of small positive market movements.
• Generally more growth opportunity than the Index Dual Precision Strategy. However, less growth opportunity than the Index Dual Precision Strategy during periods of small negative market movements.
• Growth opportunity may be more or less than the Index Performance Strategy depending on Caps.

Index Performance Strategy
• Growth opportunity limited by the Caps and/or Participation Rates. We do not apply the Cap annually on 3-year and 6-year Term Index Options. If we do not declare a Cap for an Index Option, there is no maximum limit on the positive Index Return for that Index Option. In addition, you can receive more than the positive Index Return if the Participation Rate applies and is greater than its 100% minimum. However, the Participation Rate cannot boost Index Returns beyond a declared Cap.
• May perform best in a strong market.
• 1-year Term with 10% Buffer Index Options, 3-year Term with 10% or 20% Buffer Index Options, and
6-year Term with 10% or 20% Buffer Index Options have the most growth opportunity.
• Growth opportunity for the 1-year Term with 20% or 30% Buffer may be less than the Index Dual
Precision Strategy and Index Precision Strategy depending on Trigger Rates and Caps.

What can change within a Crediting Method?
Index Dual Precision Strategy
• Renewal and Early Reallocation Trigger Rates for existing Contracts can change on each Term Start
Date.
– 1-year Term has a 5% minimum Trigger Rate.
• The 10% Buffers for the currently available Index Options cannot change. However, if we add a new
Index Option to your Contract after the Issue Date, we establish the Buffer for it on the date we add the Index Option to your Contract. The minimum Buffer is 5% for a new Index Option.

Index Precision Strategy
• Renewal and Early Reallocation Trigger Rates for existing Contracts can change on each Term Start
Date.
– 1-year Term has a 5% minimum Trigger Rate.
• The 10% Buffers for the currently available Index Options cannot change. However, if we add a new
Index Option to your Contract after the Issue Date, we establish the Buffer for it on the date we add the Index Option to your Contract. The minimum Buffer is 5% for a new Index Option.

Index Performance Strategy
• Renewal and Early Reallocation Caps and/or Participation Rates for existing Contracts can change on each Term Start Date.
– 1-year Term with 30% Buffer has a 3% minimum Cap.
– 1-year Term with 20% Buffer has a 4% minimum Cap.
– 1-year Term with 10% Buffer has a 5% minimum Cap.
– 3-year Term with 30% Buffer has a 9% minimum Cap, and 100% minimum Participation Rate.
– 3-year Term with 20% Buffer has a 12% minimum Cap, and 100% minimum Participation Rate.
– 3-year Term with 10% Buffer has a 15% minimum Cap, and 100% minimum Participation Rate.
– 6-year Term with 30% Buffer has a 18% minimum Cap, and 100% minimum Participation Rate.
– 6-year Term with 20% Buffer has a 24% minimum Cap, and 100% minimum Participation Rate.
– 6-year Term with 10% Buffer has a 30% minimum Cap, and 100% minimum Participation Rate.
• The 10%, 20%, and 30% Buffers for the currently available Index Options cannot change. However, if we add a new Index Option to your Contract after the Issue Date, we establish the Buffer for it on the date we add the Index Option to your Contract. The minimum Buffer is 5% for a new Index Option.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

• You participate in any negative Index Return in excess of the Buffer, which reduces your Contract Value. For example, for a 10% Buffer we absorb the first -10% of Index Return and you could lose up to 90% of the Index Option
Value.

• Trigger Rates, Caps, and Participation Rates as set by us from time-to-time may vary substantially based on market conditions. However, in extreme market environments, it is possible that all Trigger Rates, Caps, and Participation
Rates will be reduced to their respective minimums of 3%, 4%, 5%, 9%, 12%, 15%, 18%, 24%, 30%, or 100% as
stated in the table above. Note that the minimum Early Reallocation Trigger Rates or Caps will be at least equal to these minimums, but could be higher as discussed in section 6, Valuing Your Contract – Early Reallocation.

• If your Contract is within its free look period you may be able to take advantage of any increase in initial Trigger
Rates, Caps, and/or Participation Rates by cancelling your Contract and purchasing a new Contract.

• If the initial Trigger Rates, Caps, and/or Participation Rates available on the Index Effective Date are not acceptable you have the following options:
– Cancel your Contract if you are still within the free look period. If you took a withdrawal that was subject to a withdrawal charge, we will refund any previously deducted withdrawal charge upon a free look cancellation.

– Request to extend your Index Effective Date if you have not reached your first Quarterly Contract Anniversary.
– If the free look period has expired, request a full withdrawal and receive the Cash Value. This withdrawal is subject to withdrawal charges, income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2. If this occurs on or before the Index Effective Date, the Daily
Adjustment does not apply. If this occurs after the Index Effective Date, you are subject to the Daily Adjustment.

• Trigger Rates, Caps, and Participation Rates can be different from Index Option to Index Option. For example,
Caps for the Index Performance Strategy 1-year Terms can be different between the S&P 500® Index and the
Nasdaq-100® Index; and Caps for the S&P 500® Index can be different between 1-year, 3-year, and 6-year Terms on the Index Performance Strategy. Initial, renewal, and Early Reallocation rates may also be different from
Contract-to-Contract. For example, assume that on May 1, 2026 we set Caps for the Index Performance Strategy
1-year Term with 10% Buffer using the S&P 500® Index as follows:

– 13% initial rate and 12% Early Reallocation rate for new Contracts issued in 2026,
– 14% renewal rate and 14% Early Reallocation rate for existing Contracts issued in 2025, and
– 12% renewal rate and 13% Early Reallocation rate for existing Contracts issued in 2024.
Bar Chart Examples of Crediting Method Performance
The following examples illustrate how we calculate and apply Performance Credits under each Index Crediting Method assuming hypothetical Index Returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals are taken.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

5. The Variable Option’s Underlying Fund
Information regarding the AZL Government Money Market Fund, including its (i) investment objective, (ii) investment adviser and subadviser, (iii) current expenses, and (iv) performance is available in Appendix A – Investment Options Available Under the Contract. The Fund has issued a prospectus that contains more detailed information about the Fund. You should read the prospectus for the Fund carefully before investing. The Fund’s prospectus and other information can be found online at https://www.allianzlife.com/variableoptions. You can also request this information at no cost by calling (800) 624-0197, by sending an email request to prospectus.request@allianzlife.com, or by contacting your Financial Professional. We send you the current copy of the Fund’s prospectus when we issue the Contract.
There are potential risks associated with the Fund and its investment strategies. Depending on market conditions, you can gain or lose value by investing in the Variable Option. In the future, we may add, eliminate or substitute underlying funds to the extent permitted by the federal securities laws and, when required, the SEC.
Currently, the Fund is not a publicly available mutual fund. It is available only through variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

qualified pension or retirement plans. A material conflict of interest may arise between insurance companies, owners of different types of contracts, and retirement plans or their participants. The Fund’s Board of Directors monitors for material conflicts, and determines what action, if any, should be taken to address any conflicts.
The name, investment objectives and policies may be similar to the names, investment objectives and policies of other portfolios managed by the same investment advisers. Although the names, objectives and policies may be similar, the Fund’s investment results may be higher or lower than these other portfolios’ results. The investment advisers cannot guarantee, and make no representation, that these similar portfolios’ investment results will be comparable even though the Fund has the same name, investment advisers, objectives, and policies.
The Fund pays 12b-1 fees to the Contracts’ distributor, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. In addition, we may enter into certain arrangements under which we, or Allianz Life Financial Services, LLC, are compensated by the Fund’s advisers, distributors and/or affiliates for administrative services and benefits we provide to the Fund. The compensation amount usually is based on the aggregate assets in the Fund attributable to contracts we issue or administer. Some advisers may pay us more or less than others. The maximum service fee we currently receive from any underlying fund or affiliate thereof in any variable annuity contract we offer is 0.25% annually.
Allianz Investment Management LLC, the Fund’s investment adviser, is affiliated with us through common ownership.
Substitution and Limitation on Holdings
We may substitute another underlying fund for the Fund for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval (if required) and providing you notice. A new or substitute underlying fund may have different fees and expenses. We may limit the amount of additional Purchase Payments that may be held in the Variable Option if marketing, tax, or investment considerations warrant, or for any reason in our sole discretion. We may also close the Variable Option. However, we will always offer a variable investment option under the Contract. The Fund may discontinue offering its shares in the future.
Excessive Trading and Market Timing
Currently, the Contract offers only one variable investment option (the Variable Option). As such, and given the design of the Contract, we do not believe there to be a risk of excessive trading and market timing. However, if we were to offer multiple variable investment options in the future, they would be subject to the following provisions.

We discourage and do not accommodate frequent transfers. We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.
Frequent transfers, programmed transfers, transfers into and then out of a variable investment option in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following:
●
Dilution of the interests of long-term investors in a variable investment option, if market timers or others transfer into a variable investment option at prices that are below their true value, or transfer out at prices above their true value.
●
An adverse effect on portfolio management, such as causing an underlying fund to maintain a higher level of cash or causing an underlying fund to liquidate investments prematurely.
●
Increased brokerage and administrative expenses for an underlying fund.
We attempt to protect our Owners against potentially disruptive trading through our Excessive Trading and Market Timing policies and procedures. Under these policies and procedures, we may modify your transfer privileges for some or all of the variable investment options as follows:
●
Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).
●
Restrict the transfer method (for example, requiring all transfers be sent by first-class U.S. mail and rescinding electronic transfer privileges).
●
Require a minimum time period between each transfer into or out of the same variable investment option. Our current Excessive Trading and Market Timing policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the Variable Option when available in your Contract or any automatic transfers made under any of our programs or Contract features. Round trips are transfers into and back out of the same variable investment option, or transfers out of and back into the same variable investment option.
●
Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

●
Limit the dollar amount of any single Purchase Payment or transfer request to a variable investment option.
●
Prohibit transfers into specific variable investment options.
●
Impose other limitations or restrictions to the extent permitted by federal securities laws.
We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an underlying fund may be unable to invest effectively in accordance with its investment objectives and policies. This could occur, for example, where frequent or rapid trading causes the investment adviser to hold an excess of uninvested cash to meet redemption requests, or to sell investment positions to fund redemptions, thereby affecting underlying fund returns. Similarly, rapid or frequent trading may cause an underlying fund to incur excessive transaction fees, which also could affect performance.
We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. If the disruptive trading affects only a single variable investment option, we may prohibit transfers into or Purchase Payment allocations to that variable investment option. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.
We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.
We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the Variable Option, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.
We cannot guarantee the following:
●
Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
●
Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.
In addition, some of the underlying funds are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the variable investment options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.
We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an underlying fund’s shares are subject to acceptance by that underlying fund’s manager. We reserve the right to reject, without prior notice, any variable investment option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of variable investment options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.
Underlying funds may add or change policies designed to restrict market timing activities. For example, underlying funds may impose restrictions on transfers between underlying funds in an affiliated group if the investment adviser to one or more of the underlying funds determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an underlying fund may impose a short-term trading fee on purchases and sales within a specified period. You should review the underlying funds’ prospectuses regarding any applicable

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of underlying fund restrictions and actions taken by the underlying funds’ managers.
This Contract is not designed for professional market timing organizations, or other persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.
Voting Privileges
We legally own the Fund shares held in the Separate Account. However, when the Fund holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote’s outcome. If we determine we no longer need to get your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners. We determine your voting interest based on the dollar value of the Fund shares attributable to your Contract. We calculate this based on the number and value of accumulation units for your Contract on the record date. We count fractional units. You will receive proxy materials and a voting instruction form.

6. Valuing Your Contract
Your Contract Value is the total of the Variable Account Value and all Index Option Values.
Variable Account Value increases when….	Variable Account Value decreases when….
• you add assets to the Variable Option by Purchase Payment
or make allocation instruction changes that transfer Index
Option Value,
• we hold assets in the Variable Option on an interim basis due to Purchase Payments destined for the Index Option(s), a
Contract Value increase associated with the death of a
Determining Life, or an Index Option becoming temporarily
unavailable, or
• there is positive Fund performance

• you take assets out of the Variable Option by withdrawal,
make allocation instruction changes that transfer Variable
Account Value, or request an Early Reallocation out of the
Variable Option,
• we transfer assets held in the Variable Option on an interim basis that are destined for the Index Option(s) according to allocation instructions,
• there is negative Fund performance, or
• we deduct Contract fees and expenses

Contract fees and expenses we deduct from the Variable Option include the M&E charge, contract maintenance charge, and withdrawal charge as described in section 7, Expenses and Adjustments.
The Variable Option does not provide any protection against loss of principal. You can lose principal and previous earnings on assets in the Variable Option. These losses can be significant.
Index Option Values increase when….	Index Option Values decrease when….
• you add assets to an Index Option by Purchase Payment,
make allocation instruction changes that transfer Contract
Value, or request an Early Reallocation into the Index Option,
• we transfer assets held in the Variable Option on an interim basis that are destined for the Index Option according to
allocation instructions, or
• you receive a positive Performance Credit or Daily Adjustment

• you take assets out of an Index Option by withdrawal, make allocation instruction changes that transfer Contract Value, or request an Early Reallocation out of the Index Option,
• we transfer assets out of the Index Option on a Term Start
Date because the Index Option became temporarily
unavailable,
• you receive a negative Performance Credit or Daily
Adjustment, or
• we deduct Contract fees and expenses

Contract fees and expenses we deduct from the Index Options include the contract maintenance charge, and withdrawal charge as described in section 7, Expenses and Adjustments.
We apply transfers of Contract Value and Purchase Payments to the Index Options on the Index Effective Date and Index Anniversaries. We apply Performance Credits to the Index Options on the Term End Dates. Contract expenses are

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

deducted at different times during the Index Year as stated in section 7, Expenses and Adjustments. The Daily Adjustment applies on any Business Day other than the Term Start Date or the Term End Date.
Performance Credits are subject to the applicable Buffer, Trigger Rate, Cap, and/or Participation Rate. Positive Performance Credits are not guaranteed. Performance Credits can be negative after application of the 10%, 20%, or 30% Buffer. A negative Performance Credit means that you can lose principal and previous earnings. These losses can be significant.
We require that the Contract Value after a partial withdrawal must be at least $2,000.* We treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal, unless you submitted a Purchase Payment in the last three years.
*
Does not apply to RMD payments under our minimum distribution program.
Determining Variable Account Value
The Separate Account holds Contract Value invested in the Variable Option, including Purchase Payments held in the Variable Option on an interim basis before we transfer them to the Index Options. The Variable Option is a subaccount of the Separate Account and is the only variable investment option under the Contract. The Variable Option invests exclusively in the shares of the AZL Government Money Market Fund. Contract Value invested in the Variable Option will vary based on the investment experience of the AZL Government Money Market Fund. As a result, there is a risk of loss of the entire amount invested in the Variable Option.
We convert amounts invested in the Variable Option into subaccount accumulation units. The daily value of a unit in the Variable Option (accumulation unit value) is based, in part, on the daily net asset value of the Fund. The Fund’s net asset value reflects the performance of the Fund’s portfolio and the deduction of the Fund’s operating expenses. The accumulation unit value also reflects the deduction of certain charges under the Contract, as described below. The accumulation unit value for the Variable Option is typically determined at the end of each Business Day. Purchase Payments received by us before the end of a Business Day will be priced based on the accumulation unit value calculated at the end of that Business Day. Any such Purchase Payments received by us at or after the end of a Business Day will be priced based on the accumulation unit value calculated at the end of the next Business Day.
We calculate your Variable Account Value at the end of each Business Day by multiplying the number of accumulation units attributable to your Contract by the accumulation unit value for that Business Day.
On the Issue Date, the number of accumulation units attributable to your Contract is equal to the amount invested in the Variable Option divided by its accumulation unit value. At the end of each Business Day, the number of subaccount accumulation units:
●
increases when:
−
you add assets to the Variable Option by Purchase Payment or allocation instruction changes that transfer Index Option Value, or
−
we hold assets in the Variable Option on an interim basis due to Purchase Payments destined for the Index Option(s), a Contract Value increase associated with the death of a Determining Life, or an Index Option becoming temporarily unavailable; and
●
decreases when:
−
you remove assets from the Variable Option by making allocation instruction changes that transfer Variable Account Value, you request an Early Reallocation out of the Variable Option, or you take a withdrawal, or
−
we transfer assets held in the Variable Option on an interim basis that are destined for the Index Option(s) according to allocation instructions, or we deduct Contract fees and expenses other than the M&E charge. The M&E charge reduces the subaccount accumulation unit value, not the number of subaccount accumulation units.
We arbitrarily set the initial accumulation unit value for the Variable Option. At the end of each Business Day, we determine the new accumulation unit value for the Variable Option by multiplying the prior Business Day’s accumulation unit value by the Fund’s percentage change in price (which is the change in net asset value) since the prior Business Day. The percentage change in price includes the Fund’s market performance and the assessed M&E charge.
Example
●
We receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

●
When the New York Stock Exchange closes on that Business Day, we determine that the accumulation unit value is $13.25 for the Variable Option.
●
We then divide $3,000 by $13.25 and credit your Contract that night with 226.415094 subaccount accumulation units for the Variable Option.
Determining Index Option Values
We calculate an Index Option Value for each Index Option at the end of each Business Day. Generally, the Index Option Value on any Business Day other than the Term Start Date or the Term End Date is equal to the Index Option Base plus any applicable Daily Adjustment. The Daily Adjustment can be positive, zero, or negative and is discussed in section 7, Expenses and Adjustments - Daily Adjustment.
On the first Term Start Date, both the Index Option Value and the Index Option Base for each of your selected Index Options are initially equal to the amount of:
●
any Purchase Payment received that day which you allocated to that Index Option, and
●
any Contract Value transferred into that Index Option.
At the end of each subsequent Business Day for each selected Index Option, we first either apply:
●
the Daily Adjustment if this is not the Term End Date, or
●
a Performance Credit if this is the Term End Date.
We calculate Performance Credits as described under “Calculating Performance Credits” in this section and apply them as follows:
●
We multiply each Index Option Base by its Performance Credit and add this amount to its Index Option Base.
●
Then we set each Index Option Value equal to its new Index Option Base.
Lastly, we increase and/or decrease each Index Option Base and Index Option Value for additional Purchase Payments, transfers, partial withdrawals you take, and deductions we make for Contract fees and expenses.
●
Additional Purchase Payments received on the Term End Date and allocated to this Index Option, and transfers of Variable Account Value or Index Option Value into this Index Option, increase these values by the dollar amount allocated or transferred.
●
Transfers out of this Index Option reduce these values by the dollar amount removed from the Index Option.
●
Partial withdrawals you take, and deductions we make for Contract fees and expenses reduce these values by the dollar amount withdrawn from the Index Option.
−
We deduct partial withdrawals you take, and deductions we make for Contract fees and expenses from the Index Options proportionately based on the percentage of Contract Value in each Index Option using values determined at the end of the Business Day before we process the withdrawal or deduct the Contract expense.
−
We then reduce each Index Option Base by the same percentage that the amount withdrawn reduced its associated Index Option Value. The reduction to the Index Option Base may be greater than the value withdrawn or otherwise deducted from the Index Option Value.
Example
●
Your Contract Value is $100,000 and you selected two Index Options. The first Index Option has an Index Option Value of $75,000 and an Index Option Base of $72,000. The second Index Option has an Index Option Value of $25,000 and an Index Option Base of $22,000. You take a $10,000 partial withdrawal (including any withdrawal charge).

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

●
This partial withdrawal reduces your Index Option Value by the percentage of Contract Value in each Index Option (Index Option Value ÷ Contract Value).
−
For the first Index Option this percentage is 75% ($75,000 ÷ $100,000) and the $10,000 partial withdrawal reduces this value by $7,500 ($10,000 x 75%). For the second Index Option this percentage is 25% ($25,000 ÷ $100,000) and the $10,000 partial withdrawal reduces this value by $2,500 ($10,000 x 25%).
●
We then reduce each Index Option Base by the same percentage that the amount withdrawn reduced its associated Index Option Value (amount withdrawn from Index Option Value ÷ Index Option Value).
−
For the first Index Option this percentage is 10% ($7,500 ÷ $75,000) and the $10,000 partial withdrawal reduces this value by $7,200 ($72,000 x 10%). For the second Index Option this percentage is also 10% ($2,500 ÷ $25,000) and the $10,000 partial withdrawal reduces this value by $2,200 ($22,000 x 10%).
●
Deductions we make for Contract fees and expenses also reduce these values proportionately in the same way as a partial withdrawal.

	First Index Option		Second Index Option
	Index Option Value	Index Option Base	Index Option Value	Index Option Base
Prior to partial withdrawal	$ 75,000	$ 72,000	$ 25,000	$ 22,000
$10,000 partial withdrawal	– $7,500	– $7,200	– $2,500	– $2,200
After partial withdrawal	$ 67,500	$ 64,800	$ 22,500	$ 19,800

● Amounts removed from the Index Options during the Term for partial withdrawals you take and deductions we make for Contract fees and expenses do not receive a Performance Credit on the Term End Date. However, the remaining amount in the Index Options is eligible for a Performance Credit on the Term End Date.

● You cannot specify from which Investment Option we deduct Contract fees and expenses; we deduct Contract fees and expenses from each Investment Option proportionately based on the percentage of Contract Value in each
Investment Option.

Calculating Performance Credits
We base Performance Credits on Index Values and Index Returns. We measure Index Values on the Term Start Date and Term End Date using the Index’s price at the end of the Business Day as provided by Bloomberg or another market source if Bloomberg is not available. If the Term Start Date or Term End Date is a non-Business Day we use the next Business Day’s Index price. If you select the EURO STOXX 50®, we determine Index Returns without any exchange rate adjustment. Because we calculate Index Returns only on Term End Dates, the Index Return does not necessarily reflect the highest or lowest Index Values that occurred during the Term.
Crediting Method and Term Length	If Index Value is less than it was on the Term Start Date (i.e., Index Return is negative):	If Index Value is equal to or greater than it was on the Term Start Date (i.e., Index Return is zero or positive):
Index Dual Precision Strategy 1-year Term
Performance Credit is equal to the Trigger Rate if the
negative Index Return is less than or equal to the
10% Buffer. However, if the negative Index Return is
greater than the 10% Buffer you receive a
Performance Credit equal to the negative Index
Return in excess of the 10% Buffer.
If the Index Return is…
• -8%, the Performance Credit is equal to the Trigger
Rate set on the Term Start Date.
• -12%, the Performance Credit is -2%.
Performance Credit is equal to the Trigger Rate set on the Term Start Date.
Index Precision Strategy 1-year Term	Performance Credit is equal to the negative Index Return in excess of the 10% Buffer. If the Index Return is… • -8%, the Performance Credit is zero. • -12%, the Performance Credit is -2%.	Performance Credit is equal to the Trigger Rate set on the Term Start Date.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Crediting Method and Term Length	If Index Value is less than it was on the Term Start Date (i.e., Index Return is negative):	If Index Value is equal to or greater than it was on the Term Start Date (i.e., Index Return is zero or positive):
Index Performance Strategy 1-year Term
Performance Credit is equal to the negative Index
Return in excess of the 10%, 20%, or 30% Buffer.
Assume you select a 1-year Term Index Option with
10% Buffer. If the Index Return for the year is…
• -8%, the Performance Credit is zero.
• -12%, the Performance Credit is -2%.
Instead assume you select a 1-year Term Index
Option with 20% Buffer, and the Index Return for
the Term is…
• -19%, the Performance Credit is 0%.
• -24%, the Performance Credit is -4%.
Instead assume you select a 1-year Term Index
Option with 30% Buffer, and the Index Return for
the Term is…
• -29%, the Performance Credit is 0%.
• -36%, the Performance Credit is -6%.

Performance Credit is equal to the Index Return up
to any Cap set on the Term Start Date.
Assume the Cap for the 1-year Term is 8%. If the
Index Return for the year is…
• 0%, the Performance Credit is zero.
• 6%, the Performance Credit is 6%.
• 12%, the Performance Credit is 8%. If instead the
1-year Term is uncapped, the Performance
Credit is 12%.

Index Performance Strategy 3-year Term
Performance Credit is equal to the negative Index
Return in excess of the 10%, 20%, or 30% Buffer.
Assume you select a 3-year Term Index Option with
10% Buffer. If the Index Return for the Term is…
• -19%, the Performance Credit is -9%.
• -24%, the Performance Credit is -14%.
Instead assume you select a 3-year Term Index
Option with 20% Buffer, and the Index Return for
the Term is…
• -19%, the Performance Credit is 0%.
• -24%, the Performance Credit is -4%.
Instead assume you select a 3-year Term Index
Option with 30% Buffer, and the Index Return for
the Term is…
• -29%, the Performance Credit is 0%.
• -36%, the Performance Credit is -6%.

Performance Credit is equal to the Index Return
multiplied by the Participation Rate, up to any Cap
set on the Term Start Date.
Assume the Participation Rate is 100% and the Cap
is 80%. If the Index Return for the Term is…
• 0%, the Performance Credit is zero.
• 65%, the Performance Credit is 65%.
• 90%, the Performance Credit is 80%.
If instead the Participation Rate is 110% and the
3-year Term is uncapped, and the Index Return for
the Term is…
• 0%, the Performance Credit is zero.
• 65%, the Performance Credit is 71.5%.
• 90%, the Performance Credit is 99%.

Index Performance Strategy 6-year Term
Performance Credit is equal to the negative Index
Return in excess of the 10%, 20%, or 30% Buffer.
If the Index Return for the Term is…
• -19%, the Performance Credit is -9%.
• -24%, the Performance Credit is -14%.
Instead assume you select a 6-year Term Index
Option with 20% Buffer, and the Index Return for
the Term is…
• -19%, the Performance Credit is 0%.
• -24%, the Performance Credit is -4%.
Instead assume you select a 6-year Term Index
Option with 30% Buffer, and the Index Return for
the Term is…
• -29%, the Performance Credit is 0%.
• -36%, the Performance Credit is -6%.

Performance Credit is equal to the Index Return
multiplied by the Participation Rate, up to any Cap
set on the Term Start Date.
Assume the Participation Rate is 100% and the Cap
is 85%. If the Index Return for the Term is…
• 0%, the Performance Credit is zero.
• 65%, the Performance Credit is 65%.
• 90%, the Performance Credit is 85%.
If instead the Participation Rate is 110% and the
6-year Term is uncapped, and the Index Return for
the Term is…
• 0%, the Performance Credit is zero.
• 65%, the Performance Credit is 71.5%.
• 90%, the Performance Credit is 99%.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Performance Locks
We must receive a Performance Lock request in Good Order before the end of the current Business Day to lock an Index Option on that day. Otherwise, the Lock Date will occur on the next Business Day that your request is in Good Order. We do not allow Performance Locks to occur on Term End Dates. For requests submitted in writing, we do not consider the request to be received until it arrives at our Service Center.
You (or your Financial Professional, if authorized) can request a Performance Lock based on targets you set. You can set upper and/or lower targets for each Index Option each Term. Setting a target close to the current Index Option Value return (or close to the Daily Adjustment once Contract Value is reduced to zero) may cause a Performance Lock to occur very quickly. You can change or cancel targets at any time before we execute a Performance Lock. Each Index Option’s targets automatically expire on the earlier of the Lock Date, or the last Business Day before the Term End Date. By setting targets you are authorizing us to automatically execute a Performance Lock at the end of the Business Day on the Lock Date upon which the target is reached.
A Performance Lock can be executed once each Term for each Index Option. A Performance Lock applies to the total Index Option Value in an Index Option, and not just a portion of that Index Option Value. We use the Daily Adjustment calculated at the end of the current Business Day on the Lock Date to determine your locked Index Option Value. This “locked” Index Option Value may be more or less than the “unlocked” Index Option Value that is available for your review on the Lock Date because the unlocked Index Option Value was determined at the end of the prior Business Day. After the Lock Date, the Index Option Value stays in the locked Index Option for the remainder of the Index Year unless you execute an Early Reallocation (if available to you). If you decide to execute an Early Reallocation, you can execute a Performance Lock and then, at the earliest, execute an Early Reallocation on the same Business Day. When executing both the Performance Lock and Early Reallocation on the same Business Day, your Lock Date is also the Term Start Date for the new Index Option. Daily Adjustments do not apply to a locked Index Option for the remainder of the Term and the locked Index Option Value will not receive a Performance Credit on the Term End Date. For example, assume you selected one Index Option and your Index Option Value available for review in your account today is $20,326. If before the end of the Business Day you request a Performance Lock, today is your Lock Date. If your Index Option Value at the end of the Business Day is $20,250, you will lock in this $20,250 and it will not change until the next Index Anniversary if you do not execute an Early Reallocation. However, if you take a partial withdrawal or when we deduct a Contract fee or expense, we deduct these amounts proportionately from the Index Option Values, which will decrease any locked Index Option Value. On the next Index Anniversary that occurs on or immediately after the Lock Date, all locked Index Options will be unlocked, we will transfer the locked Index Option Value according to your instructions, and Daily Adjustments will again apply for the new Term. If you do not provide us with transfer instructions, the Index Option Value will remain in the same Index Option with a new Term Start Date subject to the renewal Trigger Rate, Cap, and Participation Rate for the new Term.
A Performance Lock can help eliminate doubt about future Index performance and possibly limit the impact of a negative Performance Credit you would otherwise receive. Because we transfer assets out of a locked Index Option on the Index Anniversary that occurs on or immediately after the Lock Date, executing a Performance Lock can also allow you to transfer assets out of a 3-year or 6-year Term Index Option before the Term End Date if you execute the lock on or before the second Index Anniversary of a 3-year Term, or on or before the fifth Index Anniversary of a 6-year Term. If the Index Anniversary occurs on a non-Business Day, the Performance Lock must be executed before the end of the prior Business Day in order to transfer assets out of a 3-year or 6-year Term Index Option before the Term End Date. Executing an Early Reallocation on a locked Index Option can also allow you to transfer all assets out of an Index Option before the Term End Date. The disadvantage of executing a Performance Lock is that the Performance Credit you otherwise would have received by not executing a Performance Lock could have been greater than the locked Daily Adjustment and you will not participate in that difference. In addition, if you execute a Performance Lock, you may receive less than the full protection of the Buffer that you would have received if you waited for us to apply the Performance Credit on the Term End Date.
We will not provide advice or notify you regarding whether you should execute a Performance Lock or the optimal time for doing so, if any. We will not warn you if you execute a Performance Lock at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to execute a Performance Lock.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Early Reallocations
Subject to the restrictions set forth below, the Early Reallocation feature allows you to transfer assets to an available Index Option earlier than would otherwise be allowed (i.e., before the next Index Anniversary). You can transfer all assets from one or more of these categories: assets you allocate to the Variable Option, assets we hold in the Variable Option on an interim basis, and/or assets in a locked Index Option. Although you can transfer assets out of the Variable Option through Early Reallocation, you are not able to transfer assets into the Variable Option through Early Reallocation.
In all cases, executing an Early Reallocation will result in the remainder of the Index Year, from the date you execute the Early Reallocation, being added to the Term length for your selected destination Index Option(s). For example, assume you are allocated to a 1-year Term Index Option and eight months into the Term you execute a Performance Lock. If at the end of the Term’s tenth month you execute an Early Reallocation and choose a new 1-Year Term Index Option, we add the remaining two months of the Index Year to the new 1-year Term Index Option, making the new Term length 14 months.
Please note that executing an Early Reallocation will not change your allocation instructions. If you want to change your allocation instructions when you request an Early Reallocation, you must submit separate requests for both changes.
Early Reallocation Restrictions – Generally
●
We do not accept Early Reallocation requests before the Index Effective Date, or within 14 calendar days before an Index Anniversary.
●
Index Performance Strategy 6-year Term Index Options and the Variable Option are not available as destinations for an Early Reallocation transfer.
●
On October 13, 2026, the limit for Early Reallocations increases from 12 each Index Year to 24. Each Early Reallocation request can involve multiple locked Index Options.
Early Reallocation – Transfers Out of the Variable Option
There are two categories of assets that may be invested in the Variable Option and that you can transfer out of the Variable Option as part of an Early Reallocation request. These categories are:
●
assets associated with Purchase Payments you allocated to the Variable Option, or that you transferred to the Variable Option from an Index Option; and
●
assets you didn’t specifically allocate, or transfer, to the Variable Option, but which we hold in the Variable Option on an interim basis.
We hold assets in the Variable Option on an interim basis in the following situations.
●
Purchase Payments we receive on a date other than the Index Effective Date, or an Index Anniversary, which are destined for the Index Option(s) based on your allocation instructions.
●
A Contract Value increase to equal the Guaranteed Death Benefit Value associated with the death of a Determining Life.
●
We transfer amounts to the Variable Option because of an Index Option becoming temporarily unavailable.
Example – Early Reallocation Out of the Variable Option
●
You purchase a Contract on July 29, 2024, and select an immediate Index Effective Date (which will be August 1, 2024 as it cannot occur on the 29th, 30th, or 31st of the month). You allocate 20% to the Variable Option, and 80% to the Index Performance Strategy 1-year Term with 10% Buffer – S&P 500® Index (which has a Term Start Date of August 1, 2024 and Term End Date of August 1, 2025).
●
On October 1, 2024, before the end of the Business Day, you request an Early Reallocation from the Variable Option to the Index Dual Precision Strategy 1-year Term with 10% Buffer – EURO STOXX 50®. This Index Option has a Term Start Date of October 1, 2024, and Term End Date of August 1, 2026. The new Term length is 22 months.
●
On August 1, 2025, we apply a Performance Credit to the Index Performance Strategy Index Option, and you begin a new Term for this Index Option with a Term Start Date of August 1, 2025 and a Term End Date of August 1, 2026. We do not apply a Performance Credit to the Index Dual Precision Strategy Index Option on August 1, 2025, as it has not reached its Term End Date of August 1, 2026.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Early Reallocation – Transfers Out of a Locked Index Option
After you exercise a Performance Lock, the Index Option Value stays in the locked Index Option for the remainder of the Index Year unless you execute an Early Reallocation (if available to you). However, after executing a Performance Lock, you can execute an Early Reallocation as early as the same Business Day. When executing both the Performance Lock and the Early Reallocation on the same Business Day, your Lock Date is also the Term Start Date for the new Index Option.
After you reach the Early Reallocation request limit in an Index Year, any locked Index Options will remain locked until the next Index Anniversary. These limitations mean you may not be able to take advantage of any increases to Early Reallocation rates, or any advantageous changes to Index values.
For example, assume your Index Anniversary occurs on January 1st, and by June 15th you executed 22 separate Performance Locks and Early Reallocations and have five Index Options currently locked. You could submit an Early Reallocation request on July 17th for one Index Option, and a second request on August 14th for two more Index Options. However, after August 14th we will not accept any additional Early Reallocation requests for the remainder of the Index Year, so the remaining two locked Index Options will stay locked until the next Index Anniversary. Although you are unable to execute an Early Reallocation for the remainder of the Index Year because you executed 24 Early Reallocations in that Index Year, you can continue to execute Performance Locks on any unlocked Index Options.
Example – Early Reallocation Transfers Out of a Locked Index Option
●
Assume your current allocation is 100% to a 1-year Term Index Option with a Term Start Date of August 1, 2024 and Term End Date of August 1, 2025.
●
If you do not request a Performance Lock or Early Reallocation, and make no change to your allocation instructions, you will begin a new Term in this Index Option on August 1, 2025, at the renewal rate available at that time.
●
Assume in the second Term you execute a Performance Lock on September 1, 2025, and an Early Reallocation to the same Index Option on October 31, 2025, at the Early Reallocation rate available at that time. Your new Term Start Date is the date we execute the Early Reallocation (October 31, 2025), and the Term End Date is August 1, 2027. The new Term length is 21 months and 1 day.
−
Note that with an Early Reallocation, your Term Start Date can occur on the 29th, 30th, or 31st of the month, unlike Index Effective Dates which cannot occur on those days.
Early Reallocation Minimum Trigger Rates and Caps
The minimum Early Reallocation Trigger Rates and Caps will be at least equal to the minimums stated in Appendix A – Investment Options Available Under the Contract, but could be higher. The minimum Early Reallocation Trigger Rate or Cap for your selected destination Index Option is equal to the stated minimum, multiplied by the ratio of your selected destination Index Option’s new Term length rounded up the next whole number of months, divided by that Index Option’s stated Term length. For example, assume you select an Index Dual Precision Strategy 1-year Term with a 5% stated minimum Trigger Rate for the destination Index Option. Continuing our previous example, its new Term length is 14 months. The minimum Early Reallocation Trigger Rate is the stated 5% minimum Trigger Rate x (destination Index Option’s new 14-month Term length divided by its stated 12 month Term length) = 5% x (14 ÷ 12) = 5.83%.
We will not provide advice or notify you regarding whether you should execute an Early Reallocation or the optimal time for doing so, if any. We will not warn you if you execute an Early Reallocation at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to execute an Early Reallocation.

7. Expenses and Adjustments
Contract fees and expenses reduce your investment return and are described here in detail. We set the Contract fees and expenses on the Issue Date and they cannot change.
Base Contract Expenses (Mortality and Expense Risk (M&E) Charge)
The base contract expense is referred to as the “mortality and expense risk charge” in your Contract, or "M&E charge" elsewhere in this prospectus. The M&E charge compensates us for providing all your Contract’s benefits, including our contractual obligation to make Annuity Payments and certain Contract and distribution expenses. The M&E charge also compensates us for assuming the expense risk that the current charge is less than future Contract administration costs as

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

well as the cost of providing certain features under the Contract. If the M&E charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.
Base Contract Expenses (as a percentage of the Variable Option’s average net assets)
Mortality and Expense Risk (M&E) Charge(1)	1.25%
(1)
Upon the death of the Owner, we continue to assess this M&E charge for amounts allocated to the Variable Option under death benefit payment Option B, and with optional payments under death benefit payment Option C, as noted in section 11, Death Benefit. If there are multiple Beneficiaries, we continue to assess the M&E charge after receiving the first Valid Claim until complete distribution of the death benefit.
The M&E charge is an annualized rate that reduces the Variable Option’s accumulation unit value on each Business Day during the Accumulation Phase. We do not assess the M&E charge against the Index Options, or during the Annuity Phase.
Contract Maintenance Charge (Administrative Expenses)
Your annual contract maintenance charge is $50. This charge is for Contract administration and maintenance expenses. We waive this charge as follows:
●
During the Accumulation Phase, if the Contract Value is at least $100,000 on the Contract Anniversary.
●
During the Accumulation Phase, if you take a full withdrawal of the Cash Value and the Contract Value is at least $100,000 at the end of the last Business Day before the withdrawal.
●
During the Annuity Phase.
●
When paying death benefits.
We deduct the contract maintenance charge:
●
on a dollar for dollar basis from the Contract Value on the Contract Anniversary (or the next Business Day if the Contract Anniversary is a non-Business Day), and
●
we deduct it proportionately from each Investment Option.
If you take a full withdrawal from your Contract (other than on a Contract Anniversary) and do not qualify for the waiver of this charge, we deduct the full contract maintenance charge from the Cash Value. We do not treat the deduction of the contract maintenance charge as a withdrawal when computing your Guaranteed Death Benefit Value.
Withdrawal Charge
You can take withdrawals during the Accumulation Phase. A withdrawal charge applies if any part of a withdrawal comes from a Purchase Payment that is still within the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, which is equal to total Purchase Payments, less any Purchase Payments withdrawn (including any Penalty-Free Withdrawals), and less any applicable withdrawal charge. We do not reduce the Withdrawal Charge Basis for any amounts we deduct to pay other Contract fees and expenses. For withdrawals that are subject to a withdrawal charge, to pay your requested withdrawal amount, we deduct more than the amount you request and apply a withdrawal charge to the Purchase Payments deducted. Please see #3 in the following example.
We do not assess a withdrawal charge on Penalty-Free Withdrawals or amounts we deduct to pay Contract fees and expenses (other than the withdrawal charge).
Calculating a Withdrawal Charge	Example
For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we process withdrawal requests as follows.
You make an initial Purchase Payment of $55,000 and make
another Purchase Payment in the first month of the second
Contract Year of $45,000. In the third month of the third
Contract Year, your Contract Value is $110,000 and you
request a $70,000 withdrawal. We withdraw money and
compute the withdrawal charge as follows.

1. First, we withdraw from Purchase Payments that we have had for six or more complete years, which is your Contract’s
withdrawal charge period. This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis dollar for dollar.
1. Purchase Payments beyond the withdrawal charge period. All payments are still within the withdrawal charge period, so this does not apply.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Calculating a Withdrawal Charge		Example
2. Amounts available as a Penalty-Free Withdrawal. This includes partial withdrawals you take during the Accumulation Phase
under the free withdrawal privilege or waiver of withdrawal
charge benefit, and RMD payments you take under our
minimum distribution program. Penalty-Free Withdrawals are
not subject to a withdrawal charge, but they reduce the
Withdrawal Charge Basis dollar for dollar, and are withdrawn from Purchase Payments on a FIFO basis.

2. Amounts available as a Penalty-Free Withdrawal. You did
not take any other withdrawals this year, so the entire free withdrawal privilege (10% of your total Purchase Payments,
or $10,000) is available to you without incurring a withdrawal charge. We also deduct this $10,000 from the first Purchase
Payment.

3. Next, on a FIFO basis, we withdraw from Purchase Payments within your Contract’s withdrawal charge period and assess a withdrawal charge. Withdrawing payments on a FIFO basis
may help reduce the total withdrawal charge because the
charge declines over time. We determine your total withdrawal charge by multiplying each payment by its applicable
withdrawal charge percentage and then totaling the charges.
These withdrawals reduce the Withdrawal Charge Basis.
The withdrawal charge as a percentage of each Purchase
Payment withdrawn is as follows.

3. Purchase Payments within the withdrawal charge period
on a FIFO basis. The total amount we withdraw from the
first Purchase Payment is $45,000, which is subject to a 6%
withdrawal charge, and you receive $42,300. We determine
this amount as follows:
(amount withdrawn) x (1 – withdrawal charge) = the
amount you receive, or:
$45,000 x 0.94 = $42,300
The total amount we withdraw from the second Purchase
Payment is $19,032, which is subject to a 7% withdrawal
charge, and you receive $17,700. We determine this amount
as follows:
(amount withdrawn) x (1 – withdrawal charge) = the
amount you receive, or:
$19,032 x 0.93 = $17,700

Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
0 1 2 3 4 5 6 years or more	8% 7% 6% 5% 3% 1% 0%
4. Finally, we withdraw any Contract earnings. This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.
4. Contract earnings. We already withdrew your requested
amount, so this does not apply.
In total, we withdrew $74,032 from your Contract, of
which you received $70,000 and paid a withdrawal
charge of $4,032. We also reduced the 1st Purchase
Payment from $55,000 to $0, and your 2nd Purchase
Payment from $45,000 to $25,968 ($45,000 – $19,032).
Please note that this example may differ from your
actual results due to rounding and does not include the
impact of income tax withholding which can reduce the
amount you receive.

Upon a full withdrawal, we first deduct any contract maintenance charge from your Contract Value before we calculate the withdrawal charge. We then deduct any applicable withdrawal charge from the total remaining Contract Value and send you the remaining amount. For a partial withdrawal, we pay you the amount you requested and deduct this amount and any withdrawal charge from the total Contract Value. We deduct any partial withdrawal (including any withdrawal charge) proportionately from each Investment Option. If a partial withdrawal occurs on a day that we also deduct the contract maintenance charge, we deduct this charge before we calculate and deduct the partial withdrawal and any withdrawal charge from the Contract Value.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

The withdrawal charge compensates us for expenses associated with selling the Contract.
● Upon a full withdrawal, the free withdrawal privilege is not available to you, and we apply a withdrawal charge against Purchase Payments that are still within the withdrawal charge period, including amounts previously withdrawn under the free withdrawal privilege. On a full withdrawal, your Withdrawal Charge Basis may be greater than your Contract Value because the following reduce your Contract Value, but do not reduce your
Withdrawal Charge Basis:

– deductions we make for Contract fees and expenses other than the withdrawal charge, and/or
– poor performance.
This also means that upon a full withdrawal you may not receive any money.
● Withdrawals are subject to ordinary income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2. The amount of Contract Value available for withdrawal is also affected by the Daily Adjustment (which can be negative) unless taken on a Term End Date. If you have Index Options with different Term End Dates, there may be no time you can take a withdrawal without application of at least one
Daily Adjustment.

● For tax purposes, and in most instances, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments.
Daily Adjustment
The Daily Adjustment is how we calculate Index Option Values on Business Days other than the Term Start Date or Term End Date. Its purpose is to provide investors an interim Index Option Value upon which withdrawals or other transactions subject to the Daily Adjustment can occur in between a Term Start Date and Term End Date. The Variable Option is not subject to the Daily Adjustment. If, before the Term End Date, you take a full or partial withdrawal, you execute a Performance Lock, you annuitize the Contract, we pay a death benefit, or when we deduct Contract fees and expenses, we calculate the Index Option Value by applying the Daily Adjustment.
The Daily Adjustment can affect the amounts available for withdrawal, Performance Locks, annuitization, payment of the death benefit, and the Contract Value used to determine RMD payments, and contract maintenance charge. The Daily Adjustment can be positive, zero, or negative.
We calculate the Daily Adjustment for a given Business Day before we deduct any Contract fees or expenses or process any partial withdrawal on that Business Day, including Penalty-Free Withdrawals. The Daily Adjustment does not change the Contract fee or expense deducted, or the withdrawal amount; it only changes the Index Option Value from which we deduct the Contract fee or expense, or withdrawal. The Index Option Value reflects the Daily Adjustment on every Business Day other than the Term Start Date or Term End Date. You can review your Index Option Values, which include the Daily Adjustment, in your account on our website. Please note that the values available for review are calculated as of the close of the prior Business Day and may differ from the values you receive.
The Daily Adjustment approximates the Index Option Value that will be available on the Term End Date. It is the estimated present value of the future Performance Credit that we will apply on the Term End Date. The Daily Adjustment primarily takes into account:
(i)
any Index gains during the Term subject to the applicable Trigger Rate, Cap, and/or Participation Rate,
(ii)
for the Index Dual Precision Strategy, any Index losses less than or equal to the 10% Buffer,
(iii)
any Index losses greater than the 10%, 20%, or 30% Buffer, and
(iv)
the number of days until the Term End Date.
The Daily Adjustment does this by using the hypothetical value of a Proxy Investment (Proxy Value) each Business Day, other than the Term Start Date or Term End Date, based on the formulas described in Appendix C. The Proxy Investment provides a current estimated present value of what the Performance Credit will be on the Term End Date taking into account the applicable Buffer, Trigger Rate, Cap, and/or Participation Rate. The Daily Adjustment is not the actual Index return on the day of the calculation, and the estimated present value Performance Credit is not guaranteed. Therefore, the

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Daily Adjustment could result in a loss beyond the protection of the applicable Buffer, which applies only on the Term End Date. Following is the maximum potential loss associated with the Daily Adjustment.
Index Dual Precision Strategy, Index Precision Strategy, and Index Performance Strategy
Daily Adjustment Maximum Potential Loss	99%
(as a percentage of Index Option Value, applies for distributions from an Index Option before any Term End Date)
Such losses will be greater if the amount withdrawn is also subject to a withdrawal charge, or is a deduction of Contract fees and expenses.
A withdrawal taken during the Term may not receive the full benefit of the Buffer because the Daily Adjustment takes into account what may potentially happen between the withdrawal date and the Term End Date. All other factors being equal, even if the current Index return during the Term is greater than the Trigger Rate or Cap, the Daily Adjustment will usually be lower than the Cap or Trigger Rate. For the Index Precision Strategy, even if the current Index return during the Term is greater than or equal to zero, the Daily Adjustment will usually be lower than the Trigger Rate. For the Index Dual Precision Strategy, even if the Index return is greater than -10%, the Daily Adjustment will usually be lower than the Trigger Rate. This is because there is a possibility that the Index return could decrease before the Term End Date. Similarly, even though a negative Index return may be within the 10%, 20%, or 30% Buffer, you still may receive a negative Daily Adjustment because there is a possibility that the Index Return could decrease before the Term End Date. The Daily Adjustment for Index Options with a Term length of more than 1 year may be more negatively impacted by changes in the expected volatility of Index prices than 1-year Term Index Options due to the difference in Term length. Also, the risk of a negative Daily Adjustment is generally greater for Index Options with a Term length of more than 1 year than for 1-year Term Index Options due to the Term length. 3-year and 6-year Term Index Options with a Participation Rate above 100% may also have larger fluctuations in the Daily Adjustment than Index Options either without a Participation Rate, or with a Participation Rate equal to 100%. A negative Daily Adjustment may cause you to realize loss of principal and previous earnings.
The Daily Adjustment’s risks (including the impact on Contract Value used to determine Contract fees and expenses) are discussed in more detail in Principal Risks of Investing In the Contract – Risk of Negative Returns. The specific details of the Daily Adjustment formula are included in Appendix C and the SAI. The SAI also includes examples illustrating the Daily Adjustment calculation.
Premium Tax
Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it from the Contract, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity. New York does not currently assess a premium tax.
Income Tax
Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.
Fund Expenses
Charges deducted from and expenses paid out of the assets of the Fund are described in the Fund’s prospectus.
These expenses reduce the Fund’s performance and, therefore, negatively affect your Contract Value and any payments based on Contract Value.
Commissions Paid to Dealers
We pay sales commissions to the selling firms and their Financial Professionals. The maximum commission payable to the selling firms for Contract sales is expected not to exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments. Financial Professionals and their managers may also be eligible for various benefits such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with our principal underwriter, Allianz Life Financial Services, LLC. You should ask your Financial Professional about compensation they receive for this Contract. Allianz Life of New York is not

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

an investment adviser, and does not provide investment advice in connection with sales of the Contract. We are not a fiduciary to you, and do not make recommendations or assess suitability.

8. Access to Your Money
Your Contract Value is available under the following circumstances:
●
by taking a withdrawal (including withdrawals under the free withdrawal privilege and waiver of withdrawal charge benefit; and, for Qualified Contracts only, RMD payments under our minimum distribution program);
●
by taking Annuity Payments; or
●
when we pay a death benefit.
You can take withdrawals during the Accumulation Phase. We process withdrawal requests based on values next determined after receipt of the request in Good Order at our Service Center. Values are normally determined at the end of each Business Day. We process any withdrawal request received at or after the end of the current Business Day using values determined on the next Business Day.
Any partial withdrawal must be for at least $100.* The Contract Value after a partial withdrawal (including any withdrawal charge) must be at least $2,000.* Any partial withdrawal that reduces the Contract Value below this minimum will be treated as a full withdrawal of the Cash Value, unless you submitted a Purchase Payment in the last three years. A full withdrawal will cause the Contract and all of its benefits to end.
*
Does not apply to RMD payments under our minimum distribution program.
We deduct any partial withdrawal (including any withdrawal charge) proportionately from each Investment Option. The Index Option Value from which a partial withdrawal is deducted during a Term will include any applicable Daily Adjustment.
A partial or full withdrawal is subject to a withdrawal charge if taken within six years of your last Purchase Payment, and, if taken on a day other than a Term End Date, we will calculate the Index Option Value using the Daily Adjustment (which may be negative) before deducting the withdrawal. A partial withdrawal is not subject to any Contract fees or expenses other than the withdrawal charge, but on a full withdrawal we do deduct any contract maintenance charge. Partial withdrawals (including any withdrawal charge) reduce Contract Value and Cash Value dollar for dollar, and reduce the Guaranteed Death Benefit Value proportionately. The reduction to Contract Value also reduces RMD payments which are based on Contract Value. A full withdrawal of the Cash Value will end the Contract and all its benefits.
See the Fee Tables and section 7, Expenses and Adjustments for a discussion of the Contract fees and expenses.
We pay withdrawals promptly, but in no event later than seven days after receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion later in this section).
● Withdrawals are subject to a withdrawal charge, income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2. The amount of Contract Value available for withdrawal may also be affected by the Daily Adjustment (which can be negative).

● Joint Owners: We send one check payable to both Joint Owners and we tax report to each Joint
Owner individually. Tax reporting to each Joint Owner individually can create a discrepancy in taxation if only one Joint Owner is under age 59 1∕2 because that Joint Owner may be subject to the 10% additional federal tax.

● We may be required to provide information about you or your Contract to government regulators. We may also be required to stop Contract disbursements and thereby refuse any transfer requests and refuse to pay any withdrawals
(including a full withdrawal), or death benefits until we receive instructions from the appropriate regulator. If, pursuant to SEC rules, the AZL Government Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Variable Option until the Fund is liquidated.

Free Withdrawal Privilege
Each Contract Year during the Accumulation Phase, you can withdraw up to 10% of your total Purchase Payments without incurring a withdrawal charge (the free withdrawal privilege). Any unused free withdrawal privilege in one Contract Year is not added to the amount available to you in the next Contract Year. Withdrawals from Purchase Payments that are outside the six-year withdrawal charge period are not subject to a withdrawal charge and do not reduce your free

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

withdrawal privilege. RMD payments you take under our minimum distribution program and withdrawals under the waiver of withdrawal charge benefit are not subject to a withdrawal charge but do reduce your free withdrawal privilege.
Example
Assume your initial Purchase Payment 10 years ago was $100,000, and you made a second $90,000 Purchase Payment 3 years ago. You take an RMD payment of $1,500 and withdraw $150,000 when the Contract Value is $275,000. The RMD payment is not subject to a withdrawal charge but reduces the amount available under the free withdrawal privilege to $17,500 (10% x $190,000 total Purchase Payments = $19,000 - $1,500 RMD payment). After the RMD payment, $117,500 is available to you without a withdrawal charge: the initial $100,000 Purchase Payment that is beyond the 6-year withdrawal charge period, and $17,500 remaining free withdrawal privilege. The remaining $32,500 of your requested withdrawal would be subject to a 5% withdrawal charge.
The free withdrawal privilege is not available upon a full withdrawal.
Minimum Distribution Program and Required Minimum Distribution (RMD) Payments
If you own an IRA or SEP IRA Contract, you can participate in the minimum distribution program during the Accumulation Phase. If you have an Inherited IRA Contract or Inherited Roth IRA Contract, we generally require you to participate in the minimum distribution program when you purchase this Contract. Under this program, we make payments to you designed to meet the applicable minimum distribution requirements imposed by the Code for a Qualified Contract. RMD payments are not subject to a withdrawal charge, but they reduce the free withdrawal privilege amount during the Contract Year. We calculate the Index Option Value using the Daily Adjustment if RMD payments are deducted on days other than a Term End Date. This contract may not be appropriate if you intend to take RMD payments from an Index Option on days other than a Term End Date. You should consult your tax adviser before purchasing a Qualified Contract subject to RMD payments.
We can make payments to you monthly, quarterly, semi-annually or annually. However, if your Contract Value is less than $25,000, we only make annual payments. We do not allow you to aggregate RMD payments between this Contract and other qualified contracts that you own for purposes of this program. We must receive your program form instructions in Good Order at our Service Center before the end of the Business Day before we process these payments, or your program does not begin until the next month.
We reserve the right to discontinue or modify the minimum distribution program subject to the requirements of law.
You should consult a tax adviser before purchasing a Qualified Contract that is subject to RMD payments.
Waiver of Withdrawal Charge Benefit
After the first Contract Year, you can take withdrawals and we waive the withdrawal charge if you:
●
begin confinement after the first Contract Anniversary in an eligible facility (a hospital, nursing facility, or assisted living facility) for at least 90 days in a 120-day period, or
●
are unable to perform at least two of six activities of daily living (ADLs) for at least 90 continuous days. ADLs include bathing, dressing, toileting, continence, eating, and transferring (moving into or out of a bed, chair, or wheelchair).
We must receive proof of staying in an eligible facility or ADL eligibility before we waive the withdrawal charge. We require additional proof of qualification for this benefit annually. For ADL eligibility we may require, at our expense, an examination or tests by a physician of our choice. This waiver is not available if on the Issue Date you were confined to an eligible facility or were unable to perform all six of the ADLs. We base this benefit on the Annuitant for non-individually owned Contracts. Withdrawals under this benefit reduce the free withdrawal privilege amount during the Contract Year. We apply the Daily Adjustment to the Index Options if withdrawals under this benefit are deducted on days other than the Term End Date.
Suspension of Payments or Transfers
We may be required to suspend or postpone transfers or payments for withdrawals for more than seven days after receipt of your request in Good Order at our Service Center, for any period when:
●
the New York Stock Exchange is closed (other than customary weekend and holiday closings);
●
trading on the New York Stock Exchange is restricted;

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

●
an emergency (as determined by the SEC) exists as a result of which disposal of Fund shares by the Separate Account, or disposal of securities owned by the Fund, is not reasonably practicable, or it is not reasonably practical for the Separate Account or the Fund to determine the value of their net assets; or
●
during any other period when the SEC, by order, so permits for the protection of Owners.

9. The Annuity Phase
Annuity Payments offer a guaranteed income stream with certain tax advantages. They are designed for Owners who do not anticipate needing immediate access to Contract Value to meet their short-term income needs.
Regular periodic fixed Annuity Payments are available under this Contract. The Payee receives the Annuity Payments. You receive tax reporting on the payments, regardless of whether you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, we recalculate the Annuity Payments based on the correct age or gender.
After annuitization, you will not be able to make partial or full withdrawals of Contract Value. Prior to annuitization, you can take a full withdrawal and receive your Cash Value. If you take a full withdrawal on any day other than a Term Start Date or Term End Date, we calculate the Index Option Value using the Daily Adjustment before we deduct the final Contract fees and expenses.
Calculating Your Annuity Payments
We base the level of Annuity Payments on the following:
●
The Contract Value on the Annuity Date.
●
The age of the Annuitant and any joint Annuitant on the Annuity Date.
●
The gender of the Annuitant and any joint Annuitant (where permitted).
●
The Annuity Option you select.
●
Your Contract’s interest rate (or current rates, if higher) and mortality table.
For any Index Option for which the Annuity Date is not a Term End Date, Contract Value reflects the Daily Adjustment. We guarantee the dollar amount of Annuity Payments and this amount remains fixed and does not change during the entire annuity payment option period you selected, except as provided under Annuity Option G.
Annuity Payment Options
You can choose one of the Annuity Options described below. After Annuity Payments begin, you cannot change the Annuity Option, or transfer or withdraw Contract Value.
Option A - Guaranteed Period. We make Annuity Payments for a guaranteed period of ten years.
Option B - Life. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Annuity Date, the Payee may receive less than your investment in the Contract.
Option C - Life with Guaranteed Period. We make Annuity Payments during the life of the Annuitant. If the Annuitant dies before the end of the guaranteed period, Annuity Payments will continue until the end of the guaranteed period. The guaranteed period must be either five or ten years.
Option F - Joint and Survivor. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. If both Annuitants die shortly after the Annuity Date, the Payee may receive less than your investment in the Contract.
Option G - Joint and 2/3 Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant at 2/3 of the original amount. If both Annuitants die shortly after the Annuity Date, the Payee may receive less than your investment in the Contract.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Under Annuity Options B, F and G, if all Annuitants die on or after the Annuity Date and before we send the first Annuity Payment, we will cancel Annuity Payments and, upon receipt of a Valid Claim, we will pay the Contract Value determined on the Annuity Date to the surviving individual Owner, or the Beneficiary(ies) if there is no surviving Owner. If the Owner is a non-individual, we pay the Owner.
After the Annuitant’s death under Annuity Options A and C, we make Annuity Payments during the remaining guaranteed period in the following order based on who is still alive: the Payee, any surviving original Owner, the last surviving Owner’s Beneficiaries, or to the last surviving Owner’s estate if there are no remaining or named Beneficiaries.
We currently offer monthly, quarterly, semi-annual, or annual Annuity Payments. Annuity Payments are usually lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 10-year guaranteed period are less than payout rates for a 5-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.
● If you do not choose an Annuity Option before the Annuity Date, we make Annuity Payments to the Payee under Annuity Option C with ten years of guaranteed monthly payments.
● For Owners younger than age 59 1∕2, Annuity Payments may be subject to a 10% additional federal tax.
● For a Qualified Contract, the Annuity Payments generally must end no later than the end of the year containing the 10th anniversary of the Owner's death. However, in certain situations, payments may need to end earlier.

When Annuity Payments Begin
Annuity Payments must begin by the maximum Annuity Date stated in your Contract, which is the Index Anniversary that occurs on or immediately after the Annuitant reaches age 100. An earlier Annuity Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for an earlier Annuity Date after the Issue Date, but any such request is subject to applicable law and our approval. Your Annuity Date must occur on an Index Anniversary. The earliest available Annuity Date is the next Index Anniversary that occurs at least 13 months after the Issue Date.
● If your selected payment frequency results in Annuity Payments that are less than $20, we will update your payment frequency to either meet or exceed this amount.
● If Annuity Payments under all available frequencies would be less than $20, we reserve the right to require you to take a full withdrawal and your Contract will then terminate. We do not assess a withdrawal charge on this full withdrawal.

● If on the maximum Annuity Date your Contract Value is greater than zero, you must annuitize the Contract.
We notify you of your available options in writing 60 days in advance. If on your maximum Annuity Date you have not selected an Annuity Option, we make payments under Annuity Option C with ten years of guaranteed monthly payments. Upon annuitization you no longer have Contract Value or a death benefit, and you cannot receive any other periodic withdrawals or payments other than Annuity Payments.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

10. Benefits Available Under the Contract
The following tables summarize information about the benefits available under the Contract.
Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Free Withdrawal Privilege	Allows you to withdraw up to 10% of your total Purchase Payments each Contract Year without incurring a withdrawal charge.
• Only available during the Accumulation Phase.
• Not available upon a full withdrawal.
• Unused free withdrawal amounts not available in
future years.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to income taxes,
and may also be subject to a 10% additional
federal tax for amounts withdrawn before age
59 1∕2.

Minimum Distribution Program	Allows you to automatically take withdrawals to satisfy the required minimum distribution requirements (RMD) imposed by the Internal Revenue Code.
• Only available during the Accumulation Phase.
• Only available to IRA or SEP IRA Contracts.
• Generally required for Inherited IRA and Inherited
Roth IRA Contracts.
• Program withdrawals count against the free
withdrawal privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to income taxes.
• Program withdrawals may be monthly, quarterly,
semi-annual or annual, unless you have less than
$25,000 in Contract Value, in which case only
annual payments are available.
• We reserve the right to discontinue or modify the
program subject to the requirements of law.

Waiver of Withdrawal Charge Benefit	Waives withdrawal charges if you are confined for care or are unable to perform at least two out of six activities of daily living (ADLs).
• Only available during the Accumulation Phase.
• Confinement must begin after the first Contract
Anniversary, be for at least 90 days in a 120-day
period, and requires proof of stay. We require
additional proof of qualification for this benefit
annually.
• Inability to perform two ADLs must be for at least
90 continuous days and may require an exam or
tests by a physician.
• Not available if, on the Issue Date, any Owner was
confined to an eligible facility, or unable to perform
all six ADLs.
• Program withdrawals count against the free
withdrawal privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are not subject to withdrawal
charges, but are subject to income taxes, and may
also be subject to a 10% additional federal tax for
amounts withdrawn before age 59 1∕2.
• State variations may apply.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Traditional Death Benefit
Provides a death benefit equal to the greater of the
Contract Value, or Guaranteed Death Benefit Value.
The Guaranteed Death Benefit Value is total
Purchase Payments adjusted for withdrawals.
Examples of the death benefit provided by the
Traditional Death Benefit, and how withdrawals
impact this benefit, are included in section 11, Death
Benefit.

• Benefit only available during the Accumulation
Phase.
• Withdrawals, including any negative Daily
Adjustments, may significantly reduce the benefit
as indicated in section 11, Death Benefit.
• Restrictions on Purchase Payments may limit the
benefit.
• Annuitizing the Contract will end the benefit.

Performance Lock
Allows you to capture the current Index Option Value
during the Term for an Index Option. Can help
eliminate doubt about future Index performance and
possibly limit the impact of negative performance.
Can allow you to transfer out of an Index Option
before the Term End Date.
A Performance Lock example is included in section
6, Valuing Your Contract — Performance Locks.

• Available during the Accumulation Phase.
•  Performance Locks must be executed before the
Term End Date.
• If a Performance Lock is executed, the locked
Index Option will no longer participate in Index
performance (positive or negative) for the
remainder of the Term, and will not receive a
Performance Credit on the Term End Date.
• You will not know your locked Index Option Value
in advance.
• The locked Index Option Value will reflect a Daily
Adjustment.
• If a Performance Lock is executed when the Daily
Adjustment has declined, it will lock in any loss.
• A Performance Lock can be executed only once
each Term for each Index Option.
• Cannot execute a Performance Lock for only a
portion of the Index Option Value.
• Deductions (e.g. withdrawals, fees) decrease the
locked Index Option Value.
• Cannot transfer locked Index Option Value until the
next Index Anniversary that occurs on or
immediately after the Lock Date unless you
execute an Early Reallocation.
• We will not provide advice or notify you
regarding whether you should execute a
Performance Lock or the optimal time for doing
so, if any.
• We will not warn you if you execute a
Performance Lock at a sub-optimal time.
• We are not responsible for any losses related
to your decision whether or not to execute a
Performance Lock.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Early Reallocation
Allows you to transfer out all assets you allocate to
the Variable Option, and/or that we hold in the
Variable Option on an interim basis, and/or all assets
in locked Index Options on days other than an Index
Anniversary.
An Early Reallocation Request example is included
in section 6, Valuing Your Contract — Early
Reallocation.

• Available during the Accumulation Phase.
• Early Reallocation requests are not accepted
before the Index Effective Date, or within 14
calendar days before an Index Anniversary.
• Index Performance Strategy 6-year Term Index
Options and the Variable Option are not available
as destinations for an Early Reallocation transfer.
• On October 13, 2026, the limit for Early
Reallocations increases from 12 each Index Year
to 24.
• All Index Options can be temporarily unavailable
for Early Reallocation at any time, which means
there may be times when Early Reallocation is
unavailable to you.
• We will not provide advice or notify you
regarding whether you should execute an Early
Reallocation or the optimal time for doing so, if
any.
• We will not warn you if you execute an Early
Reallocation at a sub-optimal time.
• We are not responsible for any losses related
to your decision whether or not to execute an
Early Reallocation.

11. Death Benefit
“You” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.
The Contract provides the Traditional Death Benefit for no additional charge. The death benefit is the greater of the Contract Value, or Guaranteed Death Benefit Value. The Traditional Death Benefit’s Guaranteed Death Benefit Value is total Purchase Payments reduced proportionately for withdrawals you take (including any withdrawal charge).
The death benefit is only available during the Accumulation Phase. If you or the Determining Life (Lives) die during the Accumulation Phase, we process the death benefit using prices determined after we receive the required information, which is either a Valid Claim or due proof of death as stated here. (For information on due proof of death see the Glossary – Valid Claim). If we receive this information at or after the end of the current Business Day, we use the next Business Day’s prices.
If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her Valid Claim. If a Beneficiary dies before you or the Designated Life, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no remaining Beneficiaries, or no named Beneficiaries, we pay the death benefit to your estate, or if the Owner is a non-individual, to the Owner. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, each Beneficiary receives an equal share.
Each Beneficiary’s portion of the death benefit remains in the Investment Options based on the allocation instructions that were in effect on the date of death until we receive his or her Valid Claim and we either pay the claim or the Beneficiary provides alternate allocation instructions. If there is Variable Account Value in the Variable Option awaiting transfer to the Index Options on the date of death, it remains there until the next Index Anniversary. If an Index Anniversary occurs before we receive a Valid Claim, we will transfer that Beneficiary’s portion of the Variable Account Value destined for the Index Options based on the allocation instructions that were in effect on the date of death.
From the time we determine the death benefit until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we may

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

no longer accept or process transfer requests. After we receive the first Valid Claim from any Beneficiary, we also will not accept additional Purchase Payments or allow any partial or full withdrawals unless the withdrawal is required to comply with federal tax law.
On the first death of a Determining Life during the Accumulation Phase, if the Traditional Death Benefit is in effect, your Beneficiary(ies) will receive the greater of the Contract Value or Guaranteed Death Benefit Value. The Guaranteed Death Benefit Value is total Purchase Payments reduced proportionately for withdrawals you take (including any withdrawal charge). For example, assume total Purchase Payments are $90,000, you take no withdrawals, and the current Contract Value is $100,000. The death benefit for the Traditional Death Benefit is the $100,000 Contract Value.
If the date we are determining the death benefit is not the Term End Date, the Contract Value reflects the Daily Adjustment. Withdrawals you take reduce your Guaranteed Death Benefit Value by the percentage of Contract Value withdrawn (including any withdrawal charge), determined at the end of each Business Day. All withdrawals you take reduce the Guaranteed Death Benefit Value and Contract Value, even Penalty-Free Withdrawals. However, we do not reduce the Guaranteed Death Benefit Value for deductions we make for Contract fees and expenses. Deductions for Contract fees and expenses will, however, decrease the Contract Value by the dollar amount withdrawn. In addition, because the death benefit is the greater of Contract Value or the Guaranteed Death Benefit Value, deductions we make for Contract fees and expenses may reduce the death benefit available to your Beneficiaries.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Withdrawal Example
These calculations show the effects of taking a withdrawal on the Contract Value and available Guaranteed Death Benefit Value. Withdrawals (including any withdrawal charges) immediately reduce the Contract Value on a dollar for dollar basis, and reduce the Traditional Death Benefit’s Guaranteed Death Benefit Value by the percentage of Contract Value withdrawn.
The example assumes a withdrawal of $5,000 once per year on days that are not Term End Dates starting when the Contract Value is $100,000, and the Guaranteed Death Benefit Value under the Traditional Death Benefit is $90,000. The first withdrawal assumes that there is no amount remaining under the free withdrawal privilege for that year, so that withdrawal is subject to an 8% withdrawal charge. Subsequent withdrawals are all taken under the free withdrawal privilege. All fractional numbers in these examples have been rounded up to the next whole number. All Contract Value figures reflect the Daily Adjustment.
Withdrawal	Contract Value	Traditional Death Benefit’s Guaranteed Death Benefit
Prior to 1st year’s withdrawal	$ 100,000	$ 90,000
$5,000 withdrawal (subject to an 8%
withdrawal charge)	– [$5,000 ÷ (1 – 8%)]	– [($5,435 ÷ 100,000) x 90,000]
Amount withdrawn	– $5,435	= - $4,892
After 1st year’s withdrawal	$ 94,565	$ 85,108

Prior to 2nd year’s withdrawal	$ 97,000	$ 85,108
$5,000 withdrawal (not subject to a
withdrawal charge)	– $5,000	– [($5,000 ÷ 97,000) x 85,108]
Amount withdrawn	= - $5,000	= - $4,388
After 2nd year’s withdrawal	$ 92,000	$ 80,720

Prior to 3rd year’s withdrawal	$ 80,000	$ 80,720
$5,000 withdrawal (not subject to a
withdrawal charge)	– $5,000	– [($5,000 ÷ 80,000) x 80,720]
Amount withdrawn	= - $5,000	= - $5,045
After 3rd year’s withdrawal	$ 75,000	$ 75,675
The death benefit is the greater of the Contract Value, or the Guaranteed Death Benefit Value, so the death benefit would be:
●
$94,565 Contract Value after the first withdrawal.
●
$92,000 Contract Value after the second withdrawal.
●
$75,675 Guaranteed Death Benefit Value after the third withdrawal.
What Happens Upon Death?
If you are the Determining Life, or if you and the Determining Life (Lives) are different individuals and die simultaneously as described in the discussion of Beneficiaries in section 2, Ownership, Annuitants, Determining Life, Beneficiaries and Payees, we determine the Traditional Death Benefit at the end of the Business Day we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of the:
●
Guaranteed Death Benefit Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or
●
Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
In this instance, if the Beneficiary:
−
is a surviving spouse and chooses to continue the Contract;
−
selects death benefit payment Option B; or

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

−
selects death benefit payment Option C and takes payment over a period not extending beyond the Beneficiary’s life expectancy;
we increase the Contract Value to equal the Guaranteed Death Benefit Value if greater when we receive a Valid Claim.
If you and the Determining Life (Lives) are different individuals and do not die simultaneously, the death benefit is as follows. This can only occur if you change the Owner after the Issue Date.
●
If a Determining Life dies before you, we do not pay a death benefit to the Beneficiary(ies), but we may increase the Contract Value if the Traditional Death Benefit is still in effect. At the end of the Business Day we receive due proof of a Determining Life’s death, we increase the Contract Value to equal the Guaranteed Death Benefit Value if greater, and the Traditional Death Benefit ends.
●
Upon your death, your Beneficiary(ies) receive the Contract Value determined at the end of the Business Day during which we receive each Beneficiary’s Valid Claim.
Upon the death of a Determining Life, if we increase the Contract Value to equal the Guaranteed Death Benefit Value, we allocate this increase to the Variable Option. On the next Index Anniversary, we transfer these assets according to the allocation instructions. However, if the allocation instructions include any temporarily unavailable Index Option(s), those assets will remain in the Variable Option until either, (1) we receive a change to allocation instructions that transfer these assets to available Index Option(s), or (2) an Early Reallocation is executed. Executing an Early Reallocation will result in the remaining time prior to your next Index Anniversary being added to your new Term length. For example, assume your next Index Anniversary is in four months. At this point, you elect an Early Reallocation and choose a new 3-Year term Index Option. The remaining four months prior to the next Index Anniversary will be added to the new 3-year Term for your newly selected Index Option, extending the new Term length to 40 months.
The Traditional Death Benefit ends upon the earliest of the following:
●
The Business Day before the Annuity Date.
●
The Business Day that the Guaranteed Death Benefit Value and Contract Value are both zero.
●
Upon the death of a Determining Life, the end of the Business Day we receive a Valid Claim from all Beneficiaries if you and the Determining Life are the same individual, or if you and the Determining Life (Lives) are different individuals and die simultaneously.
●
Upon the death of a Determining Life, the end of the Business Day we receive due proof of the Determining Life’s death if you and the Determining Life (Lives) are different individuals and do not die simultaneously.
●
Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we receive the first Valid Claim from any one Beneficiary, if the Owner (or Annuitant) is no longer a Determining Life.
●
The Business Day the Contract ends.

We base the Guaranteed Death Benefit Value on the first death of a Determining Life (or Lives). This means that upon the death of an Owner (or Annuitant if the Owner is a non-individual), if a surviving spouse continues the Contract, the
Guaranteed Death Benefit Value is no longer available. Also, if you and the Determining Life (Lives) are different individuals and you die first, the Guaranteed Death Benefit Value is not available to your Beneficiary(ies).

Death of the Owner and/or Annuitant
The SAI includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different phases of the Contract.
Death Benefit Payment Options During the Accumulation Phase
Each Beneficiary must select one of the death benefit payment options listed below.
If a Beneficiary requests a lump sum payment under Option A, we pay that Beneficiary within seven days of receipt of his or her Valid Claim, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any state forms.
Spousal Continuation: If the Beneficiary is the deceased Owner’s spouse, he or she can choose to continue the Contract with the portion of the death benefit the spouse is entitled to in his or her own name. However, spousal continuation is not available if this is an Inherited IRA, or Inherited Roth IRA (i.e., spousal continuation is not available to a successor beneficiary - the spouse of the original Beneficiary). For an IRA, Roth IRA, or SEP IRA Contract, spousal continuation can only occur if the surviving spouse is the Contract’s sole primary Beneficiary. For Qualified Contracts purchased

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

through a qualified plan, spousal continuation is only available through a direct rollover to an IRA. Spouses must qualify as such under federal law to continue the Contract. Individuals who have entered into a registered domestic partnership, civil union, or other similar relationship that is not considered to be a marriage under state law are also not considered to be married under federal law. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the deceased Owner was a Determining Life and the surviving spouse Beneficiary continues the Contract, at the end of the Business Day we receive his or her Valid Claim, we increase the Contract Value to equal the Guaranteed Death Benefit Value if greater and available, and the Traditional Death Benefit ends. If the surviving spouse continues the Contract:
●
he or she becomes the new Owner and may exercise all of the Owner’s rights, including naming a new Beneficiary or Beneficiaries;
●
he or she is subject to any remaining withdrawal charge period; and
●
upon the surviving spouse’s death, their Beneficiary(ies) receive the Contract Value determined at the end of the Business Day during which we receive a Valid Claim from each Beneficiary.
Death Benefit Payment Options
The following applies to Non-Qualified Contracts. Different rules may apply to Qualified Contracts. For more information, please see section 12, Taxes – Distributions Upon the Owner’s Death (or Annuitant’s Death if the Owner is a Non-Individual).
Option A: Lump sum payment of the death benefit.
Option B: Payment of the entire death benefit within five years of the date of any Owner’s death. The Beneficiary can continue to make transfers between Investment Options and is subject to a 1.25% M&E charge for any amounts allocated to the Variable Option.
Option C: If the Beneficiary is an individual, payment of the death benefit as Annuity Payments under Annuity Options A, B, or C. If you take the death benefit as Annuity Payments, we do not require that the Annuity Date occur on an Index Anniversary. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary’s life expectancy under which the Beneficiary can continue to make transfers between Investment Options and is subject to a 1.25% M&E charge for any amounts allocated to the Variable Option.
Distribution from Non-Qualified Contracts under Option C must begin within one year of the date of the Owner’s death. Any portion of the death benefit from Non-Qualified Contracts not applied to Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.
If a Non-Qualified Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.
In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, a Non-Qualified Contract is interpreted and administered in accordance with Section 72(s) of the Code.

12. Taxes
This section provides a summary explanation of the tax ramifications of purchasing a Contract. We do not provide tax advice. You should contact your tax adviser to discuss this Contract’s effects on your personal tax situation.
Annuity Contracts in General
Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized the importance of saving for retirement and provided special rules in the Code for annuities.
There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified. Generally, any taxable distribution is subject to income taxes at ordinary income tax rates (instead of capital gains rates).
You can purchase either a Qualified Contract or a Non-Qualified Contract.  If you do not purchase one of the various types of Qualified Contracts described in this section, the Contract is referred to as a Non-Qualified Contract.
This prospectus does not address specific state tax laws. You should discuss state taxation with your tax adviser.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Qualified Contracts
If you purchase the Contract as an IRA, Roth IRA, SEP IRA, Inherited IRA, Inherited Roth IRA, or to fund a qualified retirement plan, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to certain restrictions under the Code, including restrictions on the amount of annual contributions, restrictions on how much you can earn and still be able to contribute to a Qualified Contract, and specialized restrictions on withdrawals. Qualified Contracts must be purchased from earned income from the relevant year or years, or from a rollover or transfer from a qualified contract. An IRA to IRA indirect rollover can occur only once in any twelve-month period from all of the IRAs you currently own. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.
A Qualified Contract funded by an annuity does not provide any additional tax deferral. However, the Contract has features and benefits other than tax deferral that may make it appropriate for an IRA or qualified retirement plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.
We may issue the following types of Qualified Contracts to an individual. Purchasers of a Contract for use with IRAs have the right to revoke their purchase within seven days of the earliest of the establishment of the IRA, or their purchase.
●
IRA (traditional IRA). Section 408 of the Code permits eligible individuals to fund IRAs. IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions may be tax deductible based on the Owner’s income. Contributions must be made in cash. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of IRAs or qualified retirement plans that are transferred or rolled over on a tax-deferred basis into an IRA.
●
Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash. The limit on the amount contributed to a Roth IRA does not apply to distributions from certain other types of IRAs or qualified retirement plans that are transferred or rolled over (conversion) into a Roth IRA.
Conversions to a Roth IRA from an IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% additional federal tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).
●
SEP IRA. Employers may establish SEP IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
●
Inherited IRA and Inherited Roth IRA. The Code permits beneficiaries of investments that were issued under qualified retirement plans or IRAs to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA or Inherited Roth IRA). If you purchase this Contract as a transfer from another carrier, you will become the Owner of the new Inherited IRA or Inherited Roth IRA Contract. The ownership of this Contract will also reflect the name of the deceased previous owner. Once an Inherited IRA or Inherited Roth IRA is established, no further Purchase Payments can be made. We may choose not to allow this Contact to be purchased as an Inherited IRA or Inherited Roth IRA.
Summary of Individuals and Entities That Can Own a Qualified Contract
Currently, we offer the following types of Qualified Contracts.
Type of Contract	Persons and Entities that can own the Contract
IRA	Must have the same individual as Owner and Annuitant.
Roth IRA	Must have the same individual as Owner and Annuitant.
SEP IRA	Must have the same individual as Owner and Annuitant.
Inherited IRA and Inherited Roth IRA	Must have the same individual as Owner and Annuitant. The deceased owner of the previously held tax-qualified arrangement will also be listed in the titling of the Contract.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Non-Qualified Contracts
You can instead purchase a Non-Qualified Contract, which is not qualified pursuant to a specialized provision of the Code.  There are no Code restrictions on annual contributions to a Non-Qualified Contract or how much you can earn and still contribute to a Contract.
Non-Qualified Contracts Owned by Non-Individuals
When a Non-Qualified Contract is owned by a non-individual (other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and any Contract earnings may be taxable every year.
Taxation of Withdrawals
Section 72 of the Code governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until a distribution occurs, either in the form of withdrawals or as Annuity Payments.
For a full withdrawal (total redemption), a partial withdrawal, or a death benefit, the recipient is taxed on the portion of the payment that exceeds your investment in the Contract (often referred to as cost basis). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there is generally no cost basis, which means the withdrawal is fully taxable, except for qualified distributions from Roth IRAs and IRAs where you have separately tracked and reported any after-tax contributions that you have made.
For Non-Qualified Contracts, the taxable portion of a partial withdrawal is the portion of the payment considered to be gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any withdrawal charges, and the Contract’s cost basis). The withdrawals are generally taxed as though you were paid taxable earnings first, and then as a non-taxable return of Purchase Payments.
Distributions from a Roth IRA are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59 1∕2, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).
Distribution before satisfying the five year period or triggering event requirement may subject the distribution to taxation. Please be aware that each Roth IRA conversion has its own five year holding period requirement for purposes of determining if the 10% additional federal tax described below applies.
10% Additional Federal Tax
Withdrawals (whether partial or full) and Annuity Payments taken before age 59 1∕2 are subject to a 10% additional federal tax unless an exception applies. The exceptions are different for Qualified Contracts and Non-Qualified Contracts, and are also different for IRAs. If the Contract is jointly owned, we send one check payable to both Joint Owners and we tax report to each Joint Owner individually. Tax reporting to each Joint Owner individually can create a discrepancy in taxation if only one Joint Owner is under age 59 1∕2 because that Joint Owner may be subject to the 10% additional federal tax.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Exceptions to the 10% Additional Federal Tax for Qualified Contracts
1)
distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1∕2;
2)
distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)
distributions paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
4)
distributions made to you after separation from service after reaching age 55 (does not apply to IRAs);
5)
distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
6)
distributions made on account of an IRS levy upon the Qualified Contract;
7)
distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
8)
distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
9)
distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
10)
distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA);
11)
distributions made to a reservist or national guardsman called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period;
12)
distributions that are corrective distributions (and associated earnings) of excess contributions, excess aggregate contributions and excess deferrals, made timely;
13)
distributions made during the payment period starting on the birth of a child or the finalization of an adoption (up to $5,000);
14)
distributions that are qualified disaster recovery distributions;
15)
distributions due to having a terminal illness;
16)
distributions that are emergency personal expense distributions up to $1,000; and
17)
distributions that are eligible distributions as a domestic abuse victim, not to exceed the lesser of $10,000 or 50% of the IRA vested benefit value.
With respect to (13) through (17) above, a qualified birth or adoption distribution, a qualified disaster recovery distribution, a terminal illness distribution, an emergency personal expense distribution and an eligible distribution as a domestic abuse victim may each be repaid any time within the 3-year period from the date the distribution was received in one or more contributions into an IRA or qualified retirement plan (if you are eligible to make a contribution to the qualified retirement plan). The repayment contribution will be treated as a rollover into the IRA or qualified retirement plan.
With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59 1∕2 or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments may also result in a modification of the payments. You should obtain competent tax advice before you take any partial withdrawals or make additional Purchase Payments.
Exceptions to the 10% Additional Federal Tax for Non-Qualified Contracts
1)
paid on or after you reach age 59 1∕2;
2)
paid after you die;
3)
paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)
paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
5)
paid as annuity payments under an immediate annuity; or
6)
that come from Purchase Payments made before August 14, 1982.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1∕2 or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
Non-Qualified Annuity Medicare Tax
Distributions from Non-Qualified Contracts are considered investment income for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) This tax does not apply to distributions from Qualified Contracts. Please consult a tax adviser for more information.
RMDs From Qualified Contracts
Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime.
For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which the RMD age is reached. The RMD age is:
●
if date of birth is on or before June 30, 1949, age 70.5;
●
if date of birth is on and after July 1, 1949, and before January 1, 1951, age 72;
●
if date of birth is on and after January 1, 1951, and before January 1, 1960, age 73; and
●
if date of birth is on and after January 1, 1960, age 75.
Generally, RMDs must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the RMDs are not made, a 25% excise tax is imposed as to the amount not distributed. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you enroll in our minimum distribution program, we make RMD payments to you that are designed to meet this Contract’s RMD requirements.
Diversification
Code Section 817(h) and accompanying Treasury Department Regulations impose diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department. If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. We intend to manage all available Index Options, and we intend that all available underlying funds be managed by the investment advisers so that they comply with these diversification standards.
Owner Control
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which an Owner’s control of the Separate Account’s investments may cause the Owner to be treated as the owner of the Separate Account’s assets, which would cause the Contract to lose its favorable tax treatment. In certain circumstances, variable annuity contract owners have been considered for federal income tax purposes to be the owners of the separate account’s assets, due to their ability to exercise investment control over those assets. In this case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area and some of our Contract’s features, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among any available Variable Options, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Taxation of Annuity Payments
For Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income is determined by an exclusion ratio. The exclusion ratio is a calculation that causes a portion of each Annuity Payment to be non-taxable, based upon the percentage of your Contract Value that is from Purchase Payments. We determine the exclusion ratio for Annuity Payments by dividing the investment in the Contract (adjusted for any guaranteed period or refund guarantee) by the expected return anticipated to be paid as Annuity Payments (which is determined by Treasury Regulations). We determine the amount of each Annuity Payment that is excluded from income by multiplying the Annuity Payment by the exclusion ratio. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the amounts excluded from income equal the investment in the Contract) are fully taxable.
Generally, Annuity Payments from Qualified Contracts are fully taxable unless you have separately tracked and reported any after-tax contributions that you have made. Annuity Payments that are qualified distributions from Roth IRAs are federal income tax free. Owners, Annuitants and Beneficiaries under the Contracts should seek competent advice about the tax consequences of any distributions.
Distributions Upon the Owner’s Death (or Annuitant’s Death If the Owner Is a Non-Individual)
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions regarding distributions when an Owner dies. Specifically, Section 72(s) requires that: (a) if an Annuitant dies on or after you annuitize the Contract, but before distribution of the entire Contract’s interest, the entire Contract’s interest must be distributed at least as rapidly as under the distribution method being used as of the Annuitant’s date of death; and (b) if any Owner (or the Annuitant if the Owner is a non-individual) dies before you annuitize the Contract, the Contract’s entire interest must be distributed within five years after the Owner’s date of death.
These requirements are satisfied as to any part of an Owner’s interest that is payable to, or for the benefit of, a designated Beneficiary and distributed over the designated Beneficiary’s life, or over a period not extending beyond that Beneficiary’s life expectancy, provided that distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death.
However, if the designated Beneficiary is the deceased Owner’s surviving spouse, the surviving spouse can continue the Contract as the new Owner. If a couple is married in a jurisdiction (including a foreign country) that recognizes same-sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes.
Same-sex civil union couples, domestic partners and spouses should contact their financial professional and a qualified tax adviser regarding their personal tax situation, the implications of any Contract benefits based on a spousal relationship, and their partner’s/spouse’s rights and benefits under the Contract.
Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.
Upon death of an Owner of a Qualified Contract, the payment options described below are available to Beneficiaries of Owners who die on or after January 1, 2020. The rules discussed below reference IRA Contracts, but similar rules also apply to qualified retirement plans. With some exceptions, IRA Beneficiaries must receive their entire death benefit by December 31 of the year containing the tenth anniversary of the IRA Owner’s death.
The payment options for IRA Beneficiaries differ depending on several factors, including whether a Beneficiary is an Eligible Designated Beneficiary (EDB). An EDB includes any Beneficiary of the deceased IRA Owner who at time of death is: 1) the surviving spouse, 2) an individual not more than ten years younger than the IRA Owner, 3) a minor child of the IRA Owner, 4) a chronically ill individual, or 5) disabled individual. EDB status is determined at the IRA Owner’s death.
If you are an EDB, then you can begin RMD payments based on your single life expectancy (“stretch payments”) in the year following the deceased Owner’s death. You must begin to receive these RMD payments by December 31 of the year following the deceased Owner’s death (but see the exception for a spouse Beneficiary below). If you are an EDB that elected to receive payments over your life expectancy, once you die, then your beneficiary must receive their entire death

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

benefit by December 31 of the year containing the tenth anniversary of your death. Your beneficiary must in certain circumstances continue stretch payments during this 10-year period.
For a minor child Beneficiary, the payments based on life expectancy may continue only until the minor child reaches the age of majority (age 21). The minor child Beneficiary must receive their entire death benefit by December 31 following the tenth anniversary of reaching the age of majority, with RMD payments required during this period.
If you were the spouse Beneficiary of the deceased Owner’s IRA Contract and your spouse had not yet reached the date at which he/she was required to begin receiving RMD payments (treating a Roth IRA as a traditional IRA for this purpose only), then you can wait to begin receiving RMD payments until the year that your spouse would have reached age 73 (age 75 if your spouse would have reached age 74 after December 31, 2032). Alternatively, if the deceased Owner had already reached the date at which he/she was required to begin receiving RMD payments, you must begin to receive these RMD payments by December 31 of the year following the deceased Owner’s death.
If you are a designated Beneficiary (generally an individual), but are not an EDB, the entire death benefit must be distributed by December 31 of the year containing the tenth anniversary of the IRA Owner’s death. If you die before the end of the ten-year period and the entire death benefit has not been distributed, your beneficiary must receive the entire death benefit by the same date you would have been required to receive the death benefit. You must receive an RMD each year if the Owner died on or after their required beginning date.
If the Beneficiary of the IRA Contract is a trust, Treasury Regulations provide “see-through” treatment for trusts that meet certain requirements. If such treatment applies, the beneficiaries of the trust, rather than the trust itself will be treated as having been designated as Beneficiaries of the IRA Contract for purposes of determining the distribution period for RMD payments. Individuals are encouraged to seek guidance from their own tax professional or legal counsel to determine how these new rules apply to their particular situation.
If the IRA Beneficiary is not a “designated beneficiary” (e.g., beneficiary is an estate, charity, or a trust that does not meet the requirements for “see-through” treatment), then the payment options are as follows. If the IRA Owner had not yet reached the date at which he/she was required to begin receiving RMD payments (treating a Roth IRA as a traditional IRA for this purpose only), then these IRA Beneficiaries must receive their entire death benefit by December 31 of the year containing the fifth anniversary of the IRA Owner’s death. Alternatively, if the deceased Owner had already reached the date at which he/she was required to begin receiving RMD payments, these IRA Beneficiaries can begin RMD payments based on the single life expectancy of the Owner in the year of the deceased Owner’s death, reduced by one. These Beneficiaries must begin to receive these RMD payments by December 31 of the year following the deceased Owner’s death.
When the IRA Owner died before January 1, 2020, and the Beneficiary had elected stretch payments, the stretch payments can continue to the Beneficiary. But once that Beneficiary dies, the successor beneficiary must receive any remaining death benefit by December 31 of the year containing the tenth anniversary of the original Beneficiary’s death. The successor beneficiary must receive an RMD payment each year.
Annuitization options that a Beneficiary may elect at the IRA Owner’s death must comply with death benefit payment rules. Also, if an IRA Owner elected an annuitization option and then dies, action may be needed by the Beneficiary if any remaining Annuity Payments do not comply with the death benefit payment rules for a Beneficiary.
Tax-Free Section 1035 Exchanges
Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Code for all or a portion of a non-qualified annuity contract(s) to a different non-qualified annuity contract, or all of a life insurance policy for a non-qualified annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 180 days of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.
Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
●
you might have to pay a withdrawal charge on your previous contract,
●
there is a new withdrawal charge period for this Contract,
●
other fees and expenses under this Contract may be higher (or lower),
●
the benefits may be different, and

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

●
you no longer have access to any benefits from your previous contract.
If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible additional federal tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale.
Multiple Non-Qualified Contracts Purchased In the Same Year By the Same Owner
Code Section 72(e)(12) provides that multiple Non-Qualified deferred annuity contracts issued within the same calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining a distribution’s tax consequences. This treatment may result in adverse tax consequences, including more rapid taxation of distributions from combined contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange. You should consult a tax adviser before requesting a distribution if you purchased more than one Non-Qualified Contract in any calendar year period.
Assignments, Pledges and Gratuitous Transfers
Any assignment or pledge (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The Contract will not qualify for tax deferral while the assignment or pledge is effective. Qualified Contracts generally cannot be assigned, pledged, or transferred to another individual. For Non-Qualified Contracts, the Contract’s cost basis is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Non-Qualified Contract (an ownership change) without adequate consideration to a person other than their spouse (or to a former spouse incident to divorce), the Owner is taxed on the difference between his or her Contract Value and the Contract’s cost basis at the time of transfer. In such case, the transferee’s investment in the Contract is increased to reflect the increase in the transferor’s income. An Owner should consult a tax adviser before requesting an assignment, transfer, or pledge.
Income Tax Withholding
Any part of a distribution that is taxable to the Owner or Beneficiary is subject to federal and/or state income tax withholding. Generally, we withhold amounts from Annuity Payments at the same rate as wages, and we withhold 10% from non-periodic payments, such as withdrawals. However, in most cases, you may elect not to have taxes withheld or to have withholding done at a different rate.
Certain distributions from retirement plans qualified under Code Section 401 that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% federal income tax withholding. The 20% withholding requirement generally does not apply to:
●
a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
●
RMDs; or
●
any part of a distribution not included in gross income (for example, returns of after-tax contributions); or
●
hardship withdrawals.
Plan participants should consult a tax adviser regarding income tax withholding requirements.
Federal Estate Taxes
While no attempt is being made to discuss the Contract’s federal estate tax implications, an Owner should keep in mind the annuity contract’s value payable to a Beneficiary upon the Owner’s death is included in the deceased Owner’s gross estate. Depending on the annuity contract, the annuity’s value included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary, or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
The Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations may require us to deduct this tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Foreign Tax Credits
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the Contract’s tax treatment could change. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

13. Other Information
Distribution
Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. ALFS is a limited liability company organized in Minnesota, and is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. ALFS is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). ALFS is not a member of Securities Investors Protection Corporation. More information about ALFS is available at https://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.
We have entered into a distribution agreement with ALFS for the distribution of the Contracts. ALFS also may perform various administrative services on our behalf.
We may fund ALFS operating and other expenses, including:
●
overhead,
●
legal fees,
●
accounting fees,
●
Financial Professional training,
●
compensation for the ALFS management team, and
●
other expenses associated with the Contracts.
Financial Professionals and their managers may also be eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with ALFS. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.
ALFS does not itself sell the Contracts on a retail basis. Rather, ALFS enters into selling agreements with other broker-dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. The following table shows the aggregate dollar amount of underwriting commissions paid to ALFS for each of Allianz Life of New York’s last two fiscal years. The underwriter did not retain any part of the commissions.
	2024	2025
Commission paid	$18,351,837.36	$59,735,381.54
A portion of the payments made to selling firms may be passed on to their Financial Professionals. Financial Professionals may receive cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what they and their firm may receive in connection with your Contract.
Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account. We intend to recover commissions and other expenses indirectly through fees and expenses imposed under the Contract.
Broker-dealers and their Financial Professionals and managers involved in sales of the Contracts may receive payments from us for administrative and other services that do not directly involve the sale of the Contracts, including payments

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

made for recordkeeping, the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their Financial Professionals may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.
In certain instances, we and/or ALFS may make payments to a broker-dealer for inclusion of this Contract in its list of products that it offers for sale.
We and/or ALFS may pay certain selling firms additional marketing support allowances for:
●
marketing services and increased access to their Financial Professionals;
●
sales promotions relating to the Contracts;
●
costs associated with sales conferences and educational seminars;
●
the cost of client meetings and presentations; and
●
other sales expenses incurred by them.
We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker-dealer firm and the amount of any such payment.
We may also make payments for marketing and wholesaling support to broker-dealer affiliates of underlying funds that are available through the annuities we offer.
Additional information regarding marketing support payments can be found in the Distributor section of the SAI.
Some Financial Professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, risks, and fees of both contracts, including any fees or penalties to terminate your existing Contract, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
The AZL Government Money Market Fund pays a Rule 12b-1 fee to ALFS as consideration for providing distribution and certain other services and incurring certain expenses permitted under the Fund’s plan. This fee is 0.25% of the Fund’s average daily net assets for the most recent calendar year.
In certain instances, an investment adviser and/or subadviser (and/or their affiliates) of an underlying fund may make payments for administrative services to ALFS or its affiliates.
We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.
Administration/Allianz Service Center
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative and routine customer services performed by our Service Center include processing and mailing of account statements and other mailings to Owners, responding to Owner correspondence and inquiries. Allianz Life Insurance Company of North America (as service provider for the Contracts) also contracts with Tata Consultancy Services (Tata) located at #42(P) & 45(P), Think Campus, Electronic City, Phase II, Bangalore, Karnataka 560100, India, to perform certain administrative services including:
●
issuance and maintenance of the Contracts,
●
maintenance of Owner records, and
●
routine customer service including:
−
processing of Contract changes,
−
processing withdrawal requests (both partial and total), and
−
processing requests for fixed annuity payments.
Services performed by Tata are overseen and quality control checked by our Service Center.
To reduce expenses, only one copy of most financial reports and prospectuses, including reports and the prospectus for the Fund, may be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call our Service Center at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Legal Proceedings
Like other life insurance companies, we from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or ALFS is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or ALFS ability to perform its obligations.
Regulatory Protections
Allianz Life of New York is not an investment company and therefore we are not registered as an investment company under the Investment Company Act of 1940, as amended, and the protections provided by this Act are not applicable to the guarantees we provide. The Separate Account is, however, registered as an investment company. Any allocations you make to an Index Option are not part of the Separate Account. Allianz Life of New York is not an investment adviser and so is not subject to the Investment Advisers Act of 1940. We do not provide investment advice to you in connection with your Contract.
Your Contract is registered in accordance with the Securities Act of 1933 and the offering of the Contract must be conducted in accordance with the requirements of this Act. In addition, the offer and sale of the Contract is subject to the provisions of the Securities Exchange Act of 1934.
The Contract is filed with and approved by New York. State insurance laws provide a variety of regulatory protections.

14. Financial Statements
The financial statements of Allianz Life Insurance Company of New York and Allianz Life of NY Variable Account C are contained in the SAI. The SAI is available, free of charge, from us upon request, by calling (800) 624-0197, or by sending an email request to prospectus.request@allianzlife.com.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

Appendix A – Investment Options Available Under the Contract
Variable Option
The following includes information about the Fund available under the Contract. More information about the Fund is available in the Fund’s prospectus, which may be amended from time to time and can be found online at https://www.allianzlife.com/variableoptions. You can also request this information at no cost by calling (800) 624-0197, or by sending an email request to prospectus.request@allianzlife.com.
The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. The Fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 Year	5 Years	10 Years
Current income consistent with stability of principal	AZL® Government Money Market Fund(1) Adviser: Allianz Investment Management LLC Subadviser: BlackRock Advisors, LLC	0.65%	3.70%	2.62%	1.57%
(1)
The AZL® Government Money Market Fund’s annual expenses reflect a temporary fee reduction. Please see the AZL® Government Money Market Fund’s prospectus for information regarding the expense reimbursement or fee waiver arrangement.
Index Options
The following is a list of Index Options currently available under the Contract. We may change certain features of the Index Options listed below (including the Index and the current limits on Index gains) and offer new Index Options. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at https://www.allianzlife.com/RILANYRates.
Note: If amounts are removed from an Index Option before the Term End Date, we will apply a Daily Adjustment. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if such amounts were not removed from the Index Option until the Term End Date.
For more information about the Index Options’ features, see section 4, Index Options, and section 6, Valuing Your Contract. For more information about Daily Adjustment, see section 7, Expenses and Adjustments – Daily Adjustment.
Index	Index Type	Crediting Period (Term Length)	Index Crediting Methodology	Current Limit on Index Loss (if held until Term End Date)	Minimum Limit on Index Gain (for the life of the Index Option)
Index Dual Precision Strategy
S&P 500® Index(1)	U.S. large-cap equities	1-year Term	Point-to-point with step-up	10% Buffer	5% minimum Trigger Rate
Russell 2000® Index(1)	U.S. small-cap equities
Nasdaq-100® Index(1)	U.S. & international non-financial large-cap equities
EURO STOXX 50®(1)	Eurozone large-cap equities

Index Advantage+ New York® Annuity Prospectus – September 25, 2026
Appendix A

Index	Index Type	Crediting Period (Term Length)	Index Crediting Methodology	Current Limit on Index Loss (if held until Term End Date)	Minimum Limit on Index Gain (for the life of the Index Option)
Index Precision Strategy
S&P 500® Index(1)	U.S. large-cap equities	1-year Term	Point-to-point with step-up	10% Buffer	5% minimum Trigger Rate
Russell 2000® Index(1)	U.S. small-cap equities
Nasdaq-100® Index(1)	U.S. & international non-financial large-cap equities
EURO STOXX 50®(1)	Eurozone large-cap equities
Index Performance Strategy
• For Contracts issued before October 13, 2026, all 1-year Term Index Options listed below are available. Additionally, only the 3-year Term with 10%, 20%, and 30% Buffers for the S&P 500® Index and Russell 2000® Index are available; and only the 6-year Term with 10%, 20%, and 30% Buffers for the S&P
500® Index and Russell 2000® Index are available.
• For Contracts issued since October 13, 2026, all 1-year, 3-year, and 6-year Term Index Options listed below are available.

S&P 500® Index(1)	U.S. large-cap equities	1-year Term	Point-to-point with Cap	• 10% Buffer • 20% Buffer • 30% Buffer	• 3% minimum Cap(2) for 30% Buffer • 4% minimum Cap(2) for 20% Buffer • 5% minimum Cap(2) for 10% Buffer
Russell 2000® Index(1)	U.S. small-cap equities
Nasdaq-100® Index(1)	U.S. & international non-financial large-cap equities
EURO STOXX 50®(1)	Eurozone large-cap equities
S&P 500® Index(1)	U.S. large-cap equities	3-year Term	Point-to-point with Cap and enhanced upside	• 10% Buffer • 20% Buffer • 30% Buffer	• 9% minimum Cap(2) for 30% Buffer • 12% minimum Cap(2) for 20% Buffer • 15% minimum Cap(2) for 10% Buffer • 100% minimum Participation Rate
Russell 2000® Index(1)	U.S. small-cap equities
Nasdaq-100® Index(1)	U.S. & international non-financial large-cap equities
S&P 500® Index(1)	U.S. large-cap equities	6-year Term	Point-to-point with Cap and enhanced upside	• 10% Buffer • 20% Buffer • 30% Buffer	• 18% minimum Cap(2) for 30% Buffer • 24% minimum Cap(2) for 20% Buffer • 30% minimum Cap(2) for 10% Buffer • 100% minimum Participation Rate
Russell 2000® Index(1)	U.S. small-cap equities
Nasdaq-100® Index(1)	U.S. & international non-financial large-cap equities
(1)
This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index Return and may cause the Index to underperform a direct investment in the securities composing the Index. For the EURO STOXX 50®, this Index is a euro “price return index” and Index Returns are determined without any exchange rate adjustment.
(2)
May be uncapped for a Term.
The current limit on Index loss for an Index Option will not change for the life of that Index Option. However, we reserve the right to add new Index Options. As such, the limits on Index loss offered under the Contract may change from one Term to the next if we add an Index Option.
If we offer a new Index Option with a Buffer in the future, the Buffer will be no lower than 5%. The lowest Trigger Rate, Cap, and Participation Rate that we may establish if we add a new Index Option to the Contract are 3%, 3%, and 100%, respectively.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026
Appendix A

Appendix B – Available Indexes
S&P 500® Index
The S&P 500® Index is comprised of 500 stocks representing major U.S. industrial sectors.
The "S&P 500® Index" is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Allianz Life Insurance Company of New York (“Allianz Life of NY”). S&P®, S&P 500®, SPX®, SPY®, US 500™, and The 500™, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Allianz Life of NY. It is not possible to invest directly in an index. Allianz Life of NY products are not sponsored or sold by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the Allianz Life of NY products or any member of the public regarding the advisability of investing in securities generally or in Allianz Life of NY products particularly or the ability of the S&P 500® Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Allianz Life of NY with respect to the S&P 500® Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Allianz Life of NY or the Allianz Life of NY products. S&P Dow Jones Indices have no obligation to take the needs of Allianz Life of NY or the owners of Allianz Life of NY products into consideration in determining, composing or calculating the S&P 500® Index. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Allianz Life of NY products. There is no assurance that investment products based on the S&P 500® Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice. SPDJI provides indices that use environmental, social and/or governance (ESG) indicators (including, without limit, business involvement screens, conformance to voluntary corporate standards, GHG emissions data, and ESG scores) to select, weight and/or exclude constituents. ESG indicators seek to measure a company’s, or an asset’s performance, with respect to E, S and/or G criteria. ESG indicators are derived from publicly reported data, modelled data, or a combination of reported and modelled data. ESG indicators are based on a qualitative assessment due to the absence of well-defined uniform market standards and the use of multiple methodologies to assess ESG factors. No single clear, definitive test or framework (legal, regulatory, or otherwise) exists to determine labels such as, ‘ESG’, ‘sustainable’, ‘good governance’, ‘no adverse environmental, social and/or other impacts’, or other equivalently labelled objectives. Therefore, the exercise of subjective judgment is necessary. Different persons may classify the same investment, products and/or strategy differently regarding the foregoing labels.
NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ALLIANZ LIFE OF NY, OWNERS OF THE ALLIANZ LIFE OF NY PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDIES HAVE ANY CONTROL OVER, THE LICENSEE PRODUCT

Index Advantage+ New York® Annuity Prospectus – September 25, 2026
Appendix B

REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND ALLIANZ LIFE OF NY, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Russell 2000® Index
The Russell 2000® Index is an equity index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not affect the performance and characteristics of the true small-cap index.
The Russell 2000® Index (the “Index”) is a trademark of Frank Russell Company (“Russell”) and has been licensed for use by Allianz Life Insurance Company of New York (“Allianz Life of NY”). Allianz Life of NY products are not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Index (upon which the Allianz Life of NY product is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Allianz Life of NY product. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Allianz Life of NY or to its clients. The Index is calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.
Nasdaq-100® Index
The NASDAQ-100 Index® includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market® based on market capitalization.
The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations’ only relationship to Allianz Life Insurance Company of New York (“Licensee”) is in the licensing of the NASDAQ®, and Nasdaq-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by NASDAQ without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices of, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
EURO STOXX 50®
The EURO STOXX 50® provides a blue-chip representation of supersector leaders in the Eurozone. The index covers 50 stocks from 11 Eurozone countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026
Appendix B

STOXX Limited, Deutsche Börse Group and their licensors, research partners or data providers have no relationship to Allianz Life Insurance Company of New York (“Allianz Life of NY”), other than the licensing of the EURO STOXX 50® and the related trademarks for use in connection with Allianz Life of NY products.
STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not:
●
sponsor, endorse, sell or promote Allianz Life of NY products.
●
recommend that any person invest in Allianz Life of NY products or any other securities.
●
have any responsibility or liability for or make any decisions about the timing, amount or pricing of Allianz Life of NY products.
●
have any responsibility or liability for the administration, management or marketing of Allianz Life of NY products.
●
consider the needs of Allianz Life of NY products or the owners of Allianz Life of NY products in determining, composing or calculating the EURO STOXX 50 or have any obligation to do so.
STOXX, Deutsche Börse Group and their licensors, research partners or data providers give no warranty, and exclude any liability (whether in negligence or otherwise), in connection with the Allianz Life of NY products or their performance.
STOXX does not assume any contractual relationship with the purchasers of Allianz Life of NY products or any other third parties.
Specifically,
●
STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, express or implied, and exclude any liability about:
●
The results to be obtained by Allianz Life of NY products, the owner of Allianz Life of NY products or any other person in connection with the use of the EURO STOXX 50 and the data included in the EURO STOXX 50;
●
The accuracy, timeliness, and completeness of the EURO STOXX 50 and its data;
●
The merchantability and the fitness for a particular purpose or use of the EURO STOXX 50 and its data;
●
The performance of Allianz Life of NY products generally.
●
STOXX, Deutsche Börse Group and their licensors, research partners or data providers give no warranty and exclude any liability, for any errors, omissions or interruptions in the EURO STOXX 50 or its data;
●
Under no circumstances will STOXX, Deutsche Börse Group or their licensors, research partners or data providers be liable (whether in negligence or otherwise) for any lost profits or indirect, punitive, special or consequential damages or losses, arising as a result of such errors, omissions or interruptions in the EURO STOXX 50 or its data or generally in relation to Allianz Life of NY products, even in circumstances where STOXX, Deutsche Börse Group or their licensors, research partners or data providers are aware that such loss or damage may occur.
The licensing Agreement between Allianz Life of NY and STOXX is solely for their benefit and not for the benefit of the owners of Allianz Life of NY products or any other third parties.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026
Appendix B

Appendix C – Daily Adjustment
Generally
We designed the Daily Adjustment to provide an Index Option Value for each Index Option on Business Days other than the Term Start Date or Term End Date. The Daily Adjustment approximates the Performance Credit that will be available on the Term End Date, adjusting for:
(i)
any Index gains during the Term subject to the Trigger Rate, Cap, and/or Participation Rate,
(ii)
the Index Dual Precision Strategy, any Index losses less than or equal to the 10% Buffer,
(iii)
any Index losses greater than the 10%, 20%, or 30% Buffer, and
(iv)
the number of days until the Term End Date.
The Daily Adjustment formula has two primary components, (i) the change in Proxy Value and (ii) accumulated proxy interest, which are added together and then multiplied by the Index Option Base. We designed the Daily Adjustment to estimate the present value of positive or negative Performance Credits on the Term End Date taking into account any applicable Buffer, Trigger Rate, Cap, and/or Participation Rate. You should note that even if your selected Index(es) experience positive growth, the Daily Adjustments may be negative because of other market conditions, such as the expected volatility of Index Values and interest rates. Therefore, the Daily Adjustment could result in a loss beyond the protection of the Buffer. The Daily Adjustment for Index Options with a Term length of more than 1 year may be more negatively impacted by changes in the expected volatility of Index Values than 1-year Term Index Options due to the difference in Term length. Also, the risk of a negative Daily Adjustment is generally greater for Index Options with a Term length of more than 1 year than for 1-year Term Index Options with the same Buffer because the Buffer is exposed to a longer time period. The impact of the Cap and Buffer on the Daily Adjustment for a 1-year Term Index Option is greater than it is for a 3-year or 6-year Term Index Option because we apply the Cap and Buffer for the entire Term length, and the Term length is shorter for a 1-year Term.
Daily Adjustment Formula
The formula for the calculation of the Daily Adjustment is as follows:
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base
Where:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value)
(b)
proxy interest = beginning Proxy Value x (1 – time remaining during the Term)
Calculating Change in Proxy Value
The change in Proxy Value represents the current hypothetical value of the Proxy Investment (current Proxy Value), less the cost of the Proxy Investment on the Term Start Date (beginning Proxy Value).
The current Proxy Value is the Proxy Value calculated on the same day as the Daily Adjustment. The beginning Proxy Value is the Proxy Value calculated on the Term Start Date.
The Proxy Value is calculated differently for each Crediting Method.
For the Index Performance Strategy, the Proxy Value involves tracking three hypothetical derivatives and is calculated using the following formula:
Proxy Value = (at-the-money call) – (out-of-the-money call) – (out-of-the-money put)
With respect to our Proxy Value formula, we designed the at-the-money call and out-of-the-money call to value the potential for Index gains subject to any Participation Rate up to the Cap, and the out-of-the-money put to value the potential for Index losses greater than the Buffer for the Index Performance Strategy. Similar to the Index Precision Strategy and Index Dual Precision Strategy, it is important to note that the out-of-the-money put will almost always reduce the Proxy Value, even when the current Index Value on a Business Day is higher than the Index Value on the Term Start Date. This is because the risk that the Index Value could be lower on the Term End Date is present to some extent whether or not the current Index Value on a Business Day is lower than the Index Value on the Term Start Date. For purposes of the Proxy Value formula the value of the out-of-the-money call will be zero if an Index Option is uncapped.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026
Appendix C

For the Index Dual Precision Strategy, the Proxy Value involves tracking two hypothetical derivatives and is calculated using the following formula:
Proxy Value = [Trigger Rate x (in-the-money binary call)] – (out-of-the-money put)
With respect to our Proxy Value formula, we designed the in-the-money binary call to value the potential for gains equal to the Trigger Rate if on the Term End Date, the Index Value divided by the Index Value on the Term Start Date is greater than or equal to 90%, and the out-of-the-money put to value the potential for Index losses greater than the Buffer for the Index Dual Precision Strategy. Similar to the Index Performance Strategy and Index Precision Strategy, it is important to note that the out-of-the-money put will almost always reduce the Proxy Value, even when the current Index Value on a Business Day is higher than the Index Value on the Term Start Date. This is because the risk that the Index Value could be lower on the Term End Date is present to some extent whether or not the current Index Value on a Business Day is lower than the Index Value on the Term Start Date.
For the Index Precision Strategy, the Proxy Value involves tracking two hypothetical derivatives and is calculated using the following formula:
Proxy Value = [Trigger Rate x (at-the-money binary call)] – (out-of-the-money put)
With respect to our Proxy Value formula, we designed the at-the-money binary call to value the potential for gains equal to the Trigger Rate if on the Term End Date, the Index Value is greater than or equal to the Index Value on the last Index Anniversary (or the Index Effective Date if this is the first Index Anniversary), and the out-of-the-money put to value the potential for Index losses greater than the Buffer for the Index Precision Strategy. Similar to the Index Performance Strategy and Index Dual Precision Strategy, it is important to note that the out-of-the-money put will almost always reduce the Proxy Value, even when the current Index Value on a Business Day is higher than the Index Value on the Term Start Date. This is because the risk that the Index Value could be lower on the Term End Date is present to some extent whether or not the current Index Value on a Business Day is lower than the Index Value on the Term Start Date.
Calculating Proxy Interest
The proxy interest is an amount of interest that is earned to provide compensation for the cost of the Proxy Investment on the Term Start Date. The proxy interest is approximated by the value of amortizing the cost of the Proxy Investment over the Term to zero. The formula for proxy interest involves the calculation of: (i) the beginning Proxy Value (the formula for which varies depending on the Crediting Method, as previously discussed), and (ii) the time remaining during the Term. The time remaining during the Term is equal to the number of days remaining in the Term divided by the Term length. The Term length is equal to the number of days from the Term Start Date to the Term End Date. The proxy interest may be significantly different from current interest rates available on interest bearing investments.
Additional Information
You can find a more detailed explanation of the calculation of the Proxy Value, including examples, in the SAI. The SAI is available, free of charge, from us upon request, by calling (800) 624-0197, or by sending an email request to prospectus.request@allianzlife.com.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026
Appendix C

Appendix D – Material Contract Variations by Issue Date
All material Issue Date variations in the Contract are disclosed in this Appendix. If you would like more information regarding Issue Date specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll-free telephone number listed at the back of this prospectus.
Crediting Method and/or Index Availability Restrictions
Crediting Method / Indexes	Availability Restrictions:
Index Performance Strategy 3-year Term with 10%, 20% and 30% Buffers for the Nasdaq-100® Index are available only to Contracts issued since October 13, 2026.	• Not available to Contracts issued before October 13, 2026.
Index Performance Strategy 6-year Term with 10%, 20% and 30% Buffers for the Nasdaq-100® Index are available only to Contracts issued since October 13, 2026.	• Not available to Contracts issued before October 13, 2026.
If a Crediting Method or Index is not available, you cannot allocate to it unless we make it available to you on a future Index Anniversary. Certain Crediting Methods and/or Indexes also may not be available from all selling firms or from all Financial Professionals. Please consult with your Financial Professional for more information.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026
Appendix D

Appendix E – Financial Intermediary Variations
This Appendix describes potential variations in the availability of Investment Options, benefits, and/or other features of the Contract described in this prospectus — including restrictions, limitations, and other variations — which may apply depending on the financial intermediary through which the Contract is sold.
Certain financial intermediaries may impose, limit, or endorse specific Investment Options or features without our knowledge. For example, your Financial Professional may choose not to recommend a particular Investment Option or Contract feature. Additionally, some financial intermediaries may not endorse—though not prohibit—certain Investment Options or features for any of their clients. We have attempted to identify all material financial intermediary variations that are known to us.
At this time, we are not aware of any variations or deviations in the offering of the Contract by any financial intermediaries. However, given the breadth of our distribution network, the particular terms of agreements with distribution partners, and changes made to our Investment Options, we cannot obtain comprehensive information about any and all financial intermediary variations—if any exist—without unreasonable effort or expense.
You should discuss with your Financial Professional any limitations, restrictions, or other variations related to the Investment Options, benefits, and/or other Contract features available to you through your Financial Professional or financial intermediary. If you have questions about any Investment Options, benefits, and/or other features of this Contract, contact our Service Center.

Index Advantage+ New York® Annuity Prospectus – September 25, 2026
Appendix E

For Service or More Information
The Statement of Additional Information (SAI) contains additional information about the Contract, Allianz Life of New York, and the Separate Account. The SAI is dated the same date as this prospectus, and the SAI is incorporated by reference into this prospectus. This prospectus and the SAI can be found online at https://www.allianzlife.com/new-york/annuities/prospectuses. You can also request this information at no cost by calling (800) 624-0197, or by sending an email request to prospectus.request@allianzlife.com.
The SEC maintains a website https://www.sec.gov. The prospectus, the SAI, and other information about the Contract (including reports), are available on the EDGAR database, which is found on the SEC’s website. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Our Service Center
If you need customer service (for Contract changes, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.) please contact our Service Center at (800) 624-0197.
To send applications, and/or a check for an additional Purchase Payment, or for general customer service, please mail to the appropriate address as follows:
To send applications, and/or a check for an additional Purchase Payment, or for general customer service, please mail to the appropriate address as follows:
REGULAR MAIL
Allianz Life Insurance Company of New York P.O. Box 59060 Minneapolis MN 55459-0060

OVERNIGHT, CERTIFIED, OR REGISTERED MAIL
Allianz Life Insurance Company of New York 5701 Golden Hills Drive Minneapolis MN 55416-1297

Checks sent to the wrong address for applications or additional Purchase Payments are forwarded to the 5701 Golden Hills Drive address listed above, which may delay processing.
For general customer service by email, please use this address: prospectus.request@allianzlife.com. To send information by email, please use this address: variableannuity@send.allianzlife.com. To send information over the web, please upload to your account on our website at: https://www.allianzlife.com/new-york. If you have questions about whether you can submit certain information by email or over the web, please contact our Service Center.
All dealers that effect transactions in these securities are required to deliver a prospectus.
EDGAR Contract ID No.: C000248320/C000261696
INYP-003

Index Advantage+ New York® Annuity Prospectus – September 25, 2026

PART B – SAI

STATEMENT OF ADDITIONAL INFORMATION
Index Advantage+ New York® ANNUITY contract
INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE AND INDEX-LINKED DEFERRED ANNUITY CONTRACT
Issued by
Allianz Life of NY Variable Account C (the Separate Account) and
Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our)
This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the Contract’s prospectus, dated September 25, 2026. Definitions of capitalized terms can be found in the glossary of the prospectus.
The prospectus contains important information about the Contract and Allianz Life of New York that you ought to know before investing. For a copy of the Contract’s prospectus, visit https://www.allianzlife.com/new-york/annuities/prospectuses, send an email request to prospectus.request@allianzlife.com, or call or write us at:
Allianz Life Insurance Company of New York
P. O. Box 59060
Minneapolis MN 55459-0060
(800) 624-0197
Dated: September 25, 2026
IAPNYSAI-0926

Index Advantage+ New York® Annuity Statement of Additional Information – September 25, 2026
 2

Allianz Life of New York as Custodian
Allianz Life of New York does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life of New York in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

Commodity Exchange Act
Pursuant to Commodity Futures Trading Commission Rule 4.5, Allianz Life of New York has claimed an exclusion from the definition of the term ‘commodity pool operator’ under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Legal Opinions
Doug Hodgson, Associate General Counsel, Senior Counsel of Allianz Life of New York, has provided legal advice on certain matters in connection with the issuance of the Contracts.

Distributor
The Contracts, which are offered continuously, are distributed by Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life).
ALFS sells annuity contracts issued by Allianz Life of New York primarily through “wholesaling,” in which ALFS sells contracts through a large group of non-affiliated broker/dealer firms. Currently, ALFS has agreements with approximately 468 retail broker/dealers to sell its contracts.
As described in the prospectus, ALFS may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, ALFS makes marketing support payments to approximately 81 broker-dealer firms. These payments vary in amount. In 2025, the five firms receiving the largest payments, ranging from $1,813,214.00 to $18,909,261.00 are listed below.
Firm Name
LPL Financial LLC
Osaic Wealth, Inc.
MML Investors Services, LLC
Cetera Investment Services LLC
Park Avenue Securities, LLC

Administrative Service Fees
Allianz Life contracts with Tata Consultancy Services (Tata) to perform certain administrative services as described in prospectus section 13, Other Information – Administration/Allianz Service Center. Allianz Life paid Tata the following amounts for these services during the last three calendar years:
Calendar Year	Total Paid to Tata
2023	$2,503,039
2024	$2,279,638
2025	$2,321,114

Index Advantage+ New York® Annuity Statement of Additional Information – September 25, 2026
 3

Annuity Payments
We base Annuity Payments on the Contract Value. We guarantee the dollar amount of Annuity Payments (equal installments) and this amount does not change except as provided under Annuity Option G. The Contract Value you apply to Annuity Payments is placed in our general account and does not participate in the Variable Option’s performance. Annuity Payments are based on an interest rate and mortality table specified in your Contract. These rates are guaranteed and we cannot use lower rates.
Annuity Payments end upon the earliest of the following.
●
Under Annuity Option A, the end of the guaranteed period.
●
Under Annuity Options B, F, and G, the death of the last surviving Annuitant.
●
Under Annuity Option C, the death of the Annuitant and the end of the guaranteed period.
●
When the Contract ends.
Annuity Payment Options
The Annuity Payment Options are briefly described in prospectus section 9 – The Annuity Phase, and we included additional information that you may find helpful here.
Option A - Guaranteed Period. We make Annuity Payments for a guaranteed period of ten years. If the Annuitant dies before the end of the guaranteed period, then we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(ies).
Option B - Life. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Annuity Date, the Payee may receive less than your investment in the Contract.
Option C - Life with Guaranteed Period of 5 or 10 Years. We make Annuity Payments during the life of the Annuitant. If the Annuitant dies before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(ies). If the Annuitant dies after the selected guaranteed period ends, the last payment is the one that is due before the Annuitant’s death.
Option F - Joint and Survivor. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Annuity Date, the Payee may receive less than your investment in the Contract.
Option G - Joint and 2/3 Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant at 2/3 of the original amount. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Annuity Date, the Payee may receive less than your investment in the Contract.

Index Advantage+ New York® Annuity Statement of Additional Information – September 25, 2026
 4

Financial Statements
The statutory financial statements of Allianz Life Insurance Company of New York as of December 31, 2025 and 2024 and for each of the three years in the period ended December 31, 2025, are incorporated herein by reference to Registrant’s Form N-VPFS (File No. 811-05716) filed with the SEC have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
The financial statements of the subaccounts of Allianz Life of NY Variable Account C of Allianz Life Insurance Company of New York as of December 31, 2025, are incorporated herein by reference to Registrant’s Form N-VPFS (File No. 811-05716) filed with the SEC have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Index Advantage+ New York® Annuity Statement of Additional Information – September 25, 2026
 5

Appendix A – Death of the Owner and/or Annuitant
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
UPON THE DEATH OF A SOLE OWNER
Action if the Contract is in the Accumulation Phase	Action if the Contract is in the Annuity Phase
● If this is an Inherited IRA Contract, the death benefit options for the Beneficiary of the Inherited IRA (successor beneficiary,
i.e. beneficiary of the original Beneficiary) depend on several factors. For specific information regarding these Contracts, please see section 12, Taxes – Distributions Upon the
Owner’s Death (or Annuitant’s Death if the Owner is a
Non-Individual).
● For all other Contracts, we pay a death benefit to the
Beneficiary unless the Beneficiary is the surviving spouse
and continues the Contract. For a description of the death
benefit and payout options, see prospectus section 11, Death
Benefit - Death Benefit Payment Options During the
Accumulation Phase.
● If the deceased Owner was a Determining Life and the
surviving spouse Beneficiary continues the Contract:
– we increase the Contract Value to equal the Guaranteed
Death Benefit Value if greater and available, and the
death benefit ends,
– the surviving spouse becomes the new Owner,
– the Accumulation Phase continues, and
– upon the surviving spouse’s death, his or her
Beneficiary(ies) receives the Contract Value.
● If the deceased Owner was not a Determining Life, the
Traditional Death Benefit is not available and the
Beneficiary(ies) receives the Contract Value.

● The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option,
the Beneficiary also becomes the new Owner.
● If the deceased was not an Annuitant, Annuity Payments to
the Payee continue. No death benefit is payable.
● If the deceased was the only surviving Annuitant, Annuity
Payments end or continue as follows.
– Annuity Option A or C, payments end when the
guaranteed period ends.
– Annuity Option B, F, or G, payments end.
● If the deceased was an Annuitant and there is a surviving
joint Annuitant, Annuity Payments to the Payee continue
during the lifetime of the surviving joint Annuitant. No death benefit is payable.
● For a Qualified Contract, the Annuity Payments generally
must end no later than the end of the year containing the 10th anniversary of the Owner's death. However, in certain
situations, payments may need to end earlier.

Index Advantage+ New York® Annuity Statement of Additional Information – September 25, 2026
Appendix A
 6

UPON THE DEATH OF A JOINT OWNER
Action if the Contract is in the Accumulation Phase	Action if the Contract is in the Annuity Phase
● The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent
Beneficiaries.
● We pay a death benefit to the surviving Joint Owner unless he or she is the surviving spouse and continues the Contract.
For a description of the death benefit and payout options, see prospectus section 11, Death Benefit – Death Benefit
Payment Options During the Accumulation Phase.
● If the deceased Joint Owner was a Determining Life and the surviving spouse/Joint Owner continues the Contract:
– we increase the Contract Value to equal the Guaranteed
Death Benefit Value if greater and the Traditional Death
Benefit ends,
– the surviving spouse/Joint Owner becomes the new
Owner,
– the Accumulation Phase continues, and
– upon the surviving spouse/Joint Owner’s death, his or her
Beneficiary(ies) receives the Contract Value.
● If the deceased Joint Owner was not a Determining Life the
Traditional Death Benefit is not available and the
Beneficiary(ies) receive the Contract Value.

● If we are still required to make Annuity Payments under the selected Annuity Option, the surviving Joint Owner becomes
the sole Owner.
● If the deceased was not an Annuitant, Annuity Payments to
the Payee continue. No death benefit is payable.
● If the deceased was the only surviving Annuitant, Annuity
Payments end or continue as follows.
– Annuity Option A or C, payments end when the
guaranteed period ends.
– Annuity Option B, F, or G, payments end.
● If the deceased was an Annuitant and there is a surviving
joint Annuitant, Annuity Payments to the Payee continue
during the lifetime of the surviving joint Annuitant. No death benefit is payable.

UPON THE DEATH OF AN ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
Action if the Contract is in the Accumulation Phase	Action if the Contract is in the Annuity Phase
● If the deceased Annuitant was not an Owner, and the
Contract is owned only by an individual(s), we do not pay a
death benefit. The Owner can name a new Annuitant subject
to our approval.
● If the deceased Annuitant was a sole Owner, we pay a death benefit as discussed in the “Upon the Death of a Sole Owner”
table. If the Contract is continued by a surviving spouse, the new surviving spouse Owner can name a new Annuitant
subject to our approval.
● If the deceased Annuitant was a Joint Owner, we pay a death benefit as discussed in the “Upon the Death of a Joint Owner”
table. If the Contract is continued by a surviving Joint Owner who is also a surviving spouse, the surviving spouse Joint
Owner can name a new Annuitant subject to our approval.
● If the Contract is owned by a non-individual, we treat the death of the Annuitant as the death of a sole Owner, and we
pay a death benefit as discussed in the “Upon the Death of a
Sole Owner” table. NOTE: For non-individually owned
Contracts, spousal continuation is only available if the
Contract is Qualified, owned by a qualified plan or a
custodian, and the surviving spouse is named as the
sole primary beneficiary under the qualified plan or
custodial account.

● No death benefit is payable.
● If the deceased was the only surviving Annuitant, Annuity
Payments end or continue as follows.
– Annuity Option A or C, payments end when the
guaranteed period ends.
– Annuity Option B, F, or G, payments end.
● If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner,
the Beneficiary becomes the new sole Owner.
● If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint
Owner, the surviving Joint Owner becomes the sole Owner.

Index Advantage+ New York® Annuity Statement of Additional Information – September 25, 2026
Appendix A
 7

UPON THE DEATH OF THE ANNUITANT DURING THE ANNUITY PHASE AND THERE IS A SURVIVING JOINT ANNUITANT
● Only Annuity Options F and G allow joint Annuitants. Under Annuity Options F and G, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant.
● No death benefit is payable.
● If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner,
the Beneficiary becomes the new Owner.
● If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint
Owner, the surviving Joint Owner becomes the sole Owner.

Index Advantage+ New York® Annuity Statement of Additional Information – September 25, 2026
Appendix A
 8

Appendix B – Daily Adjustment Calculation
Generally
We designed the Daily Adjustment to provide an Index Option Value for each Index Option on Business Days other than the Term Start Date or Term End Date. The Daily Adjustment approximates the Performance Credit that will be available on the Term End Date, adjusting for:
(i)
any Index gains during the Term subject to the Trigger Rate, Cap, and/or Participation Rate,
(ii)
the Index Dual Precision Strategy, any Index losses less than or equal to the 10% Buffer,
(iii)
any Index losses greater than the 10%, 20%, or 30% Buffer, and
(iv)
the number of days until the Term End Date.
The Daily Adjustment formula has two primary components, (i) the change in Proxy Value and (ii) accumulated proxy interest, which are added together and then multiplied by the Index Option Base. We designed the Daily Adjustment to estimate the present value of positive or negative Performance Credits on the Term End Date taking into account any applicable Buffer, Trigger Rate, Cap, and/or Participation Rate. You should note that even if your selected Index(es) experience positive growth, the Daily Adjustments may be negative because of other market conditions, such as the expected volatility of Index Values and interest rates. Therefore, the Daily Adjustment could result in a loss beyond the protection of the Buffer. The Daily Adjustment for Index Options with a Term length of more than 1 year may be more negatively impacted by changes in the expected volatility of Index Values than 1-year Term Index Options due to the difference in Term length. Also, the risk of a negative Daily Adjustment is generally greater for Index Options with a Term length of more than 1 year than for 1-year Term Index Options with the same Buffer because the Buffer is exposed to a longer time period. The impact of the Cap and Buffer on the Daily Adjustment for a 1-year Term Index Option is greater than it is for a 3-year or 6-year Term Index Option because we apply the Cap and Buffer for the entire Term length, and the Term length is shorter for a 1-year Term.
Daily Adjustment Formula
The formula for the calculation of the Daily Adjustment is as follows:
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base
Where:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value)
(b)
proxy interest = beginning Proxy Value x (1 – time remaining during the Term)
Calculating Change in Proxy Value
The change in Proxy Value represents the current hypothetical value of the Proxy Investment (current Proxy Value), less the cost of the Proxy Investment on the Term Start Date (beginning Proxy Value).
The current Proxy Value is the Proxy Value calculated on the same day as the Daily Adjustment. The beginning Proxy Value is the Proxy Value calculated on the Term Start Date.
The Proxy Value is calculated differently for each Crediting Method.
For the Index Performance Strategy, the Proxy Value involves tracking three hypothetical derivatives and is calculated using the following formula:
Proxy Value = (at-the-money call) – (out-of-the-money call) – (out-of-the-money put)
With respect to our Proxy Value formula, we designed the at-the-money call and out-of-the-money call to value the potential for Index gains subject to any Participation Rate up to the Cap, and the out-of-the-money put to value the potential for Index losses greater than the Buffer for the Index Performance Strategy. Similar to the Index Precision Strategy and Index Dual Precision Strategy, it is important to note that the out-of-the-money put will almost always reduce the Proxy Value, even when the current Index Value on a Business Day is higher than the Index Value on the Term Start Date. This is because the risk that the Index Value could be lower on the Term End Date is present to some extent whether or not the current Index Value on a Business Day is lower than the Index Value on the Term Start Date. For purposes of the Proxy Value formula the value of the out-of-the-money call will be zero if an Index Option is uncapped.

Index Advantage+ New York® Annuity Statement of Additional Information – September 25, 2026
Appendix B
 9

For the Index Dual Precision Strategy, the Proxy Value involves tracking two hypothetical derivatives and is calculated using the following formula:
Proxy Value = [Trigger Rate x (in-the-money binary call)] – (out-of-the-money put)
With respect to our Proxy Value formula, we designed the in-the-money binary call to value the potential for gains equal to the Trigger Rate if on the Term End Date, the Index Value divided by the Index Value on the Term Start Date is greater than or equal to 90%, and the out-of-the-money put to value the potential for Index losses greater than the Buffer for the Index Dual Precision Strategy. Similar to the Index Performance Strategy and Index Precision Strategy, it is important to note that the out-of-the-money put will almost always reduce the Proxy Value, even when the current Index Value on a Business Day is higher than the Index Value on the Term Start Date. This is because the risk that the Index Value could be lower on the Term End Date is present to some extent whether or not the current Index Value on a Business Day is lower than the Index Value on the Term Start Date.
For the Index Precision Strategy, the Proxy Value involves tracking two hypothetical derivatives and is calculated using the following formula:
Proxy Value = [Trigger Rate x (at-the-money binary call)] – (out-of-the-money put)
With respect to our Proxy Value formula, we designed the at-the-money binary call to value the potential for gains equal to the Trigger Rate if on the Term End Date, the Index Value is greater than or equal to the Index Value on the Term Start Date, and the out-of-the-money put to value the potential for Index losses greater than the Buffer for the Index Precision Strategy. Similar to the Index Performance Strategy and Index Dual Precision Strategy, it is important to note that the out-of-the-money put will almost always reduce the Proxy Value, even when the current Index Value on a Business Day is higher than the Index Value on the Term Start Date. This is because the risk that the Index Value could be lower on the Term End Date is present to some extent whether or not the current Index Value on a Business Day is lower than the Index Value on the Term Start Date.
Derivative Descriptions
At-the-money binary call (AMBC)
This is an option with payoff of either one or zero on the Term End Date at the strike price of one. On a Term End Date the AMBC’s value is equal to one if the Index Value on the Term End Date is greater than or equal to the Index Value on the Term Start Date, or zero otherwise.
In-the-money binary call (IMBC)
This is an option with payoff of either one or zero on the Term End Date at the strike price of one minus the Buffer. On a Term End Date the IMBC’s value is equal to one if the Index Value on the Term End Date divided by the Index Value on the Term Start Date is greater than or equal to one minus the Buffer, or zero otherwise.
At-the-money call (AMC)
This is an option to buy a position in the Index on the Term End Date at the strike price of one. On a Term End Date the AMC’s value is equal to the Index Value on the Term End Date divided by the Index Value on the Term Start Date, then minus one, the difference being no less than zero.
Out-of-the-money call (OMC)
This is an option to buy a position in the Index on the Term End Date at the strike price of (one plus the Cap, or one plus the Cap divided by the Participation Rate for Index Options with a Participation Rate). On a Term End Date the OMC’s value is equal to the Index Value on the Term End Date divided by the Index Value on the Term Start Date, then minus the sum of (one plus the Cap, or one plus the Cap divided by the Participation Rate for Index Options with a Participation Rate), the difference being no less than zero. For purposes of the Proxy Value formula if an Index Option is uncapped the OMC will be zero.
Out-of-the-money-put (OMP)
This is an option to sell a position in the Index on the Term End Date at the strike price of (one minus the Buffer). On a Term End Date the OMP’s value is equal to one minus the Buffer, then minus the quotient of the Index Value on the Term End Date divided by the Index Value on the Term Start Date, the difference being no less than zero.
Calculating Proxy Interest

Index Advantage+ New York® Annuity Statement of Additional Information – September 25, 2026
Appendix B
 10

The proxy interest is an amount of interest that is earned to provide compensation for the cost of the Proxy Investment on the Term Start Date. The proxy interest is approximated by the value of amortizing the cost of the Proxy Investment over the Term to zero. The formula for proxy interest involves the calculation of: (i) the beginning Proxy Value (the formula for which varies depending on the Crediting Method, as previously discussed), and (ii) the time remaining during the Term. The time remaining during the Term is equal to the number of days remaining in the Term divided by the Term length. The Term length is equal to the number of days from the Term Start Date to the Term End Date. The proxy interest may be significantly different from current interest rates available on interest bearing investments.
Proxy Value Calculation
Throughout the Term, on Business Days other than the Term Start Date or Term End Date, we calculate each hypothetical derivative daily using a fair market value methodology. The purpose of this calculation is to determine the market value of your allocation. Changes in Proxy Value inputs can result in a negative Daily Adjustment even with a positive return in the Index.
Proxy Value Inputs
Term TD return – The Index Value at the end of the current Business Day divided by the Index Value on the Term Start Date, minus one and expressed as a percent. The Index Values are provided daily by Bloomberg or another market source.
Dividend yield – The expected dividend yield as approximated by a market source, including any adjustments for exchange rates. We use dividend yields consistent with the market pricing of options. Since dividends typically reduce Index Values, a higher dividend yield will lead to a lower expected Index Value.
Strike price – This varies for each derivative investment as follows.
●
For an AMBC or AMC the strike price is equal to 1.
●
For an OMC:
−
For Index Options without a Participation Rate, the strike price is equal to 1 plus the Cap.
−
For Index Options with a Participation Rate, the strike price is equal to 1 plus the Cap divided by the Participation Rate.
●
For an OMP or IMBC the strike price is equal to 1 either minus the Buffer.
If an Index Option is uncapped, we do not use the OMC.
Notional amount – For Index Options with a Participation Rate, the notional amount reflects the increase in the amount of derivative instruments required within the Proxy Investment due to the Participation Rate. The notional amount varies for each derivative investment as follows:
●
For an AMC or OMC the notional amount is equal to the Participation Rate.
●
For an OMP, AMBC, or IMBC the notional amount is equal to 1.
If an Index Option is uncapped, we do not use the OMC.
Interest rate –The interest rate is used to calculate the present value of the strike price from the next Term End Date to the time of calculation. We use interest rates consistent with market pricing of options.
Time remaining – This is equivalent to the portion of time remaining during the Term. It is equal to the number of days in the Term from the Term End Date to the time of the calculation divided by the Term length.
Volatility – The volatility of an Index as approximated using observed option prices by a market source. The volatility is used in determining the likelihood and expected amount that the Index Value will differ from the strike price on the next Index Anniversary. As volatility increases, the value of call and put options generally increase. We use volatility consistent with market pricing of options.
EXAMPLE: INDEX PERFORMANCE STRATEGY 1-YEAR TERM WITH 10% BUFFER USING S&P 500® INDEX
Assume you purchase a Contract and allocate your total initial Purchase Payment of $10,000 to the Index Option for the Index Performance Strategy 1-year Term with 10% Buffer using S&P 500® Index. On the Term Start Date the Index Option Base is $10,000, the Cap is 12%, and the Index Value is 1,000. Please note that these examples may differ from your actual results due to a variety of market factors.

Index Advantage+ New York® Annuity Statement of Additional Information – September 25, 2026
Appendix B
 11

Term Start Date
On the Term Start Date we calculate the beginning Proxy Value as follows.
Strike price	AMC = 1.00	OMC = 1.12	OMP = 0.90
Index Value	1,000
Term TD return	NA
Time remaining	1.00
Value of derivatives	AMC = 5.10%	OMC = 0.66%	OMP = 3.37%
Beginning Proxy Value = AMC – OMC – OMP = 5.10% – 0.66% – 3.37% = 1.06%
End of month one
Assume the Index Value increased to 1,010 by the end of month one. We calculate the current Proxy Value as follows:
Strike price	AMC = 1.00	OMC = 1.12	OMP = 0.90
Index Value	1,010
Term TD return	1.00%
Time remaining	0.92
Value of derivatives	AMC = 5.41%	OMC = 0.72%	OMP = 2.83%
Current Proxy Value = AMC – OMC – OMP = 5.41% – 0.72% – 2.83% = 1.86%
In this example the Index Value increased since the Term Start Date, which generally increases the Proxy Value. We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (1.86% - 1.06%) = 0.80%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 1.06% x (1 - 0.92) = 0.09%
=
[(a) 0.80% + (b) 0.09%] x $10,000 = $89.16
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + $89.16 = $10,089.16
End of month one with changes to Proxy Value inputs
Proxy Value inputs can result in a negative Daily Adjustment even with a positive return in the Index. As in the previous example, assume the Index Value increased to 1,010 by the end of month one. In addition, assume changes in volatility, interest rates, and dividend yields impact the value of the derivatives. We calculate the current Proxy Value as follows:
Strike price	AMC = 1.00	OMC = 1.12	OMP = 0.90
Index Value	1,010
Term TD return	1.00%
Time remaining	0.92
Value of derivatives	AMC = 6.37%	OMC = 2.23%	OMP = 3.50%
Current Proxy Value = AMC – OMC – OMP = 6.37% – 2.23% – 3.50% = 0.63%
In this example the Index Value increased since the Term Start Date, which generally increases the Proxy Value. Changes to inputs for valuing derivatives decreased the Proxy Value despite the positive Index return. We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (0.63% - 1.06%) = -0.43%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 1.06% x (1 - 0.92) = 0.09%
=
[(a) -0.43% + (b) 0.09%] x $10,000 = -$33.76
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + -$33.76 = $9,966.24

Index Advantage+ New York® Annuity Statement of Additional Information – September 25, 2026
Appendix B
 12

End of month three
Assume the Index Value decreased to 950 by the end of month three. We calculate the current Proxy Value as follows:
Strike price	AMC = 1.00	OMC = 1.12	OMP = 0.90
Index Value	950
Term TD return	-5.00%
Time remaining	0.75
Value of derivatives	AMC = 2.50%	OMC = 0.12%	OMP = 3.99%
Current Proxy Value = AMC – OMC – OMP = 2.50% – 0.12% – 3.99% = -1.61%
In this example the Index Value decreased, which generally decreases the Proxy Value. We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (-1.61% - 1.06%) = -2.67%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 1.06% x (1 - 0.75) = 0.27%
=
[(a) -2.67% + (b) 0.27%] x $10,000 = -$240.54
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + -$240.54 = $9,759.46
End of month six
Assume the Index Value increased to 1,100 by the end of month six. We calculate the current Proxy Value as follows:
Strike price	AMC = 1.00	OMC = 1.12	OMP = 0.90
Index Value	1,100
Term TD return	10.00%
Time remaining	0.50
Value of derivatives	AMC = 10.33%	OMC = 2.16%	OMP = 0.36%
Current Proxy Value = AMC – OMC – OMP = 10.33% – 2.16% – 0.36% = 7.82%
In this example the Index Value increased, which generally increases the Proxy Value. We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (7.82% - 1.06%) = 6.75%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 1.06% x (1 - 0.50) = 0.53%
=
[(a) 6.75% + (b) 0.53%] x $10,000 = $728.51
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + $728.51= $10,728.51
Now instead, assume the Index Value decreased to 900 by the end of month six. We calculate the current Proxy Value as follows:
Strike price	AMC = 1.00	OMC = 1.12	OMP = 0.90
Index Value	900
Term TD return	-10.00%
Time remaining	0.50
Value of derivatives	AMC = 0.72%	OMC = 0.00%	OMP = 4.93%
Current Proxy Value = AMC – OMC – OMP = 0.72% – 0.00% – 4.93% = -4.21%
In this example the Index Value decreased, which generally decreases the Proxy Value. We calculate the Daily Adjustment and Index Option Value as follows.

Index Advantage+ New York® Annuity Statement of Additional Information – September 25, 2026
Appendix B
 13

Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (-4.21% - 1.06%) = -5.27%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 1.06% x (1 - 0.50) = 0.53%
=
[(a) -5.27% + (b) 0.53%] x $10,000 = -$473.86
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + -$473.86 = $9,526.14
End of month eleven
Assume the Index Value increased to 1,095 by the end of month eleven. We calculate the current Proxy Value as follows:
Strike price	AMC = 1.00	OMC = 1.12	OMP = 0.90
Index Value	1,095
Term TD return	9.50%
Time remaining	0.08
Value of derivatives	AMC = 9.37%	OMC = 0.46%	OMP = 0.00%
Current Proxy Value = AMC – OMC – OMP = 9.37% – 0.46% – 0.00% = 8.92%
In this example the Index Value increased, which generally increases the Proxy Value. We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (8.92% - 1.06%) = 7.86%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 1.06% x (1 - 0.08) = 0.97%
=
[(a) 7.86% + (b) 0.97%] x $10,000 = $882.86
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + $882.86 = $10,882.86
The following table summarizes each month during a 1-year Term what the hypothetical Proxy Values, Daily Adjustments, and Index Option Values would be for different Index Values for the Index Performance Strategy 1-year Term with 10% Buffer using S&P 500® Index. At the end of month one, the table uses the example with initial Proxy Value inputs. At the end of month six, it uses the example where the Index Value is 900. For simplicity we assume the Index Option Base is $10,000 throughout the Term. In reality your Index Option Base changes throughout the Term with the deduction of any partial withdrawal you request and when we deduct applicable Contract fees and charges.
Month	Index Values	AMC	OMC	OMP	Proxy Value	Daily Adjustment	Index Option Value
Term Start Date	1,000	5.10%	0.66%	3.37%	1.06%	$0.00	$10,000.00
1	1,010	5.41%	0.72%	2.83%	1.86%	$89.16	$10,089.16
2	975	3.62%	0.29%	3.50%	-0.16%	-$104.73	$9,895.27
3	950	2.50%	0.12%	3.99%	-1.61%	-$240.54	$9,759.46
4	925	1.59%	0.04%	4.60%	-3.05%	-$376.16	$9,623.84
5	850	0.30%	0.00%	8.22%	-7.92%	-$853.97	$9,146.03
6	900	0.72%	0.00%	4.93%	-4.21%	-$473.86	$9,526.14
7	980	2.61%	0.07%	1.62%	0.92%	$47.62	$10,047.62
8	1,015	3.95%	0.14%	0.67%	3.13%	$277.54	$10,277.54
9	1,100	9.95%	1.39%	0.05%	8.51%	$824.60	$10,824.60
10	1,125	12.25%	2.10%	0.00%	10.15%	$996.95	$10,996.95
11	1,095	9.37%	0.46%	0.00%	8.92%	$882.86	$10,882.86
Term End Date	1,080						$10,800.00

Index Advantage+ New York® Annuity Statement of Additional Information – September 25, 2026
Appendix B
 14

EXAMPLE: INDEX PERFORMANCE STRATEGY 1-YEAR TERM WITH 30% BUFFER USING S&P 500® INDEX
Assume you purchase a Contract and allocate your total initial Purchase Payment of $10,000 to the Index Option with the Index Performance Strategy 1-year Term with 30% Buffer using S&P 500® Index. On the Term Start Date the Index Option Base is $10,000, the Cap is 4%, the Buffer is 30%, and the Index Value is 1,000. Please note that these examples may differ from your actual results due to a variety of market factors.
Term Start Date
On the Term Start Date we calculate the beginning Proxy Value as follows.
Strike price	AMC = 1.00	OMC = 1.04	OMP = 0.70
Index Value	1,000
Term TD return	NA
Time remaining	1.00
Value of derivatives	AMC = 5.10%	OMC = 3.23%	OMP = 0.58%
Beginning Proxy Value = AMC – OMC – OMP = 5.10% - 3.23% - 0.58% = 1.28%
End of month six
Assume the Index Value increased to 1,100 by the end of month six. We calculate the current Proxy Value as follows:
Strike price	AMC = 1.00	OMC = 1.04	OMP = 0.70
Index Value	1,100
Term TD return	10.00%
Time remaining	0.50
Value of derivatives	AMC = 10.33%	OMC = 7.20%	OMP = 0.01%
Current Proxy Value = AMC – OMC – OMP = 10.33% - 7.20% - 0.01% = 3.12%
We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (3.12% - 1.28%) = 1.84%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 1.28% x (1 - 0.50) = 0.64%
=
[(a) 1.84% + (b) 0.64%] x $10,000 = $247.88
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + $247.88 = $10,247.88
Now instead, assume the Index Value decreased to 900 by the end of month six. We calculate the current Proxy Value as follows:
Strike price	AMC = 1.00	OMC = 1.04	OMP = 0.70
Index Value	900
Term TD return	-10.00%
Time remaining	0.50
Value of derivatives	AMC = 0.72%	OMC = 0.25%	OMP = 0.38%
Current Proxy Value = AMC – OMC – OMP = 0.72% - 0.25% - 0.38% = 0.09%
We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (0.09% - 1.28%) = -1.19%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 1.28% x (1 - 0.50) = 0.64%
=
[(a) -1.19% + (b) 0.64%] x $10,000 = -$54.92

Index Advantage+ New York® Annuity Statement of Additional Information – September 25, 2026
Appendix B
 15

Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + -$54.92 = $9,945.08
EXAMPLE: INDEX PERFORMANCE STRATEGY 3-YEAR TERM WITH 20% BUFFER USING S&P 500® INDEX
This example uses the same assumptions as the Index Option for the Index Performance Strategy 1-year Term with 10% Buffer using S&P 500® Index example, but with a 3-year Term, 20% Buffer, 50% Cap, and 100% Participation Rate. Please note that these examples may differ from your actual results due to a variety of market factors.
Term Start Date
On the Term Start Date we calculate the beginning Proxy Value as follows.
Strike price	AMC = 1.00	OMC = 1.50	OMP = 0.80
Notional amount	AMC = 1.00	OMC = 1.00	OMP = 1.00
Index Value	1,000
Term TD return	NA
Time remaining	1.00
Value of derivatives	AMC = 10.82%	OMC = 0.76%	OMP = 6.97%
Beginning Proxy Value = AMC – OMC – OMP = 10.82% - 0.76% - 6.97% = 3.09%
End of month six
Assume the Index Value increased to 1,100 by the end of month six. We calculate the current Proxy Value as follows.
Strike price	AMC = 1.00	OMC = 1.50	OMP = 0.80
Notional amount	AMC = 1.00	OMC = 1.00	OMP = 1.00
Index Value	1,100
Term TD return	10.00%
Time remaining	0.83
Value of derivatives	AMC = 15.61%	OMC = 1.28%	OMP = 3.95%
Current Proxy Value = AMC – OMC – OMP = 15.61% - 1.28% - 3.95% = 10.38%
In this example the Index Value increased since the Term Start Date, which generally increases the Proxy Value. We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (10.38% - 3.09%) = 7.29%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 3.09% x (1 - 0.83) = 0.51%
=
[(a) 7.29% + (b) 0.51%] x $10,000 = $780.33
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + $780.33 = $10,780.33
Now instead, assume the Index Value decreased to 900 by the end of month six. We calculate the current Proxy Value as follows.
Strike price	AMC = 1.00	OMC = 1.50	OMP = 0.80
Notional amount	AMC = 1.00	OMC = 1.00	OMP = 1.00
Index Value	900
Term TD return	-10.00%
Time remaining	0.83
Value of derivatives	AMC = 5.81%	OMC = 0.16%	OMP = 8.53%
Current Proxy Value = AMC – OMC – OMP = 5.81% - 0.16% - 8.53% = -2.88%
We calculate the Daily Adjustment and Index Option Value as follows.

Index Advantage+ New York® Annuity Statement of Additional Information – September 25, 2026
Appendix B
 16

Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (-2.88% - 3.09%) = -5.97%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 3.09% x (1 - 0.83) = 0.51%
=
[(a) -5.97% + (b) 0.51%] x $10,000 = -$545.59
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + -$549.59 = $9,454.41
Term Start Date if 3-year Term Index Option is uncapped
This example uses the same assumptions as the prior Term Start Date example, but has no Cap. Because this 3-year Term Index Option is uncapped the OMC is zero.
On the Term Start Date we calculate the beginning Proxy Value as follows.
Strike price	AMC = 1.00	OMC = NA	OMP = 0.80
Notional amount	AMC = 1.00	OMC = NA	OMP = 1.00
Index Value	1,000
Term TD return	NA
Time remaining	1.00
Value of derivatives	AMC = 10.82%	OMC = 0.00%	OMP = 6.97%
Beginning Proxy Value = AMC – OMC – OMP = 10.82% - 0.00% - 6.97% = 3.85%
End of month six
Assume the Index Value increased to 1,100 by the end of month six. We calculate the current Proxy Value as follows.
Strike price	AMC = 1.00	OMC = NA	OMP = 0.80
Notional amount	AMC = 1.00	OMC = NA	OMP = 1.00
Index Value	1,100
Term TD return	10.00%
Time remaining	0.83
Value of derivatives	AMC = 15.61%	OMC = 0.00%	OMP = 3.95%
Current Proxy Value = AMC – OMC – OMP = 15.61% - 0.00% - 3.95% = 11.66%
We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (11.66% - 3.85%) = 7.81%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 3.85% x (1 - 0.83) = 0.64%
=
[(a) 7.81% + (b) 0.64%] x $10,000 = $845.55
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + $845.55 = $10,845.55
Now instead, assume the Index Value decreased to 900 by the end of month six. We calculate the current Proxy Value as follows.
Strike price	AMC = 1.00	OMC = NA	OMP = 0.80
Notional amount	AMC = 1.00	OMC = NA	OMP = 1.00
Index Value	900
Term TD return	-10.00%
Time remaining	0.83
Value of derivatives	AMC = 5.81%	OMC = 0.00%	OMP = 8.53%
Current Proxy Value = AMC – OMC – OMP = 5.81% - 0.00% - 8.53% = -2.72%
We calculate the Daily Adjustment and Index Option Value as follows.

Index Advantage+ New York® Annuity Statement of Additional Information – September 25, 2026
Appendix B
 17

Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (-2.72% - 3.85%) = -6.57%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 3.85% x (1 - 0.83) = 0.64%
=
[(a) -6.57% + (b) 0.64%] x $10,000 = -$592.50
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + -$592.5 = $9,407.50
EXAMPLE: INDEX PERFORMANCE STRATEGY 6-YEAR TERM WITH 10% BUFFER USING S&P 500® INDEX
This example uses the same assumptions as the Index Performance Strategy 3-year Term with 20% Buffer using S&P 500® Index example, but has a 6-year Term, 10% Buffer, no Cap, and a 110% Participation Rate. Please note that these examples may differ from your actual results due to a variety of market factors.
Term Start Date
On the Term Start Date we calculate the beginning Proxy Value as follows.
Strike price	AMC = 1.00	OMC = NA	OMP = 0.90
Notional amount	AMC = 1.10	OMC = NA	OMP = 1.00
Index Value	1,000
Term TD return	NA
Time remaining	1.00
Value of derivatives	AMC = 18.91%	OMC = 0.00%	OMP = 15.47%
Beginning Proxy Value = AMC – OMC – OMP = 18.91% - 0.00% - 15.47% = 3.44%
End of month six
Assume the Index Value increased to 1,100 by the end of month six. We calculate the current Proxy Value as follows.
Strike price	AMC = 1.00	OMC = NA	OMP = 0.90
Notional amount	AMC = 1.10	OMC = NA	OMP = 1.00
Index Value	1,100
Term TD return	10.00%
Time remaining	0.92
Value of derivatives	AMC = 24.31%	OMC = 0.00%	OMP = 11.94%
Current Proxy Value = AMC – OMC – OMP = 24.31% - 0.00% - 11.94% = 12.37%
In this example the Index Value increased since the Term Start Date, which generally increases the Proxy Value. We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (12.37% - 3.44%) = 8.94%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 3.44% x (1 - 0.92) = 0.29%
=
[(a) 8.94% + (b) 0.29%] x $10,000 = $922.20
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + $922.20 = $10,922.20

Index Advantage+ New York® Annuity Statement of Additional Information – September 25, 2026
Appendix B
 18

Now instead, assume the Index Value decreased to 900 by the end of month six. We calculate the current Proxy Value as follows.
Strike price	AMC = 1.00	OMC = NA	OMP = 0.90
Notional amount	AMC = 1.10	OMC = NA	OMP = 1.00
Index Value	900
Term TD return	-10.00%
Time remaining	0.92
Value of derivatives	AMC = 13.18%	OMC = 0.00%	OMP = 18.16%
Current Proxy Value = AMC – OMC – OMP = 13.18% - 0.00% - 18.16% = -4.98%
We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (-4.98% - 3.44%) = -8.42%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 3.44% x (1 - 0.92) = 0.29%
=
[(a) -8.42% + (b) 0.29%] x $10,000 = -$813.35
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + -$813.35 = $9,186.65
EXAMPLE: INDEX PRECISION STRATEGY 1-YEAR TERM WITH 10% BUFFER USING THE S&P 500® INDEX
Assume you purchase a Contract and allocate your total initial Purchase Payment of $10,000 to the Index Option with the Index Precision Strategy 1-year Term with 10% Buffer using S&P 500® Index. On the Term Start Date the Index Option Base is $10,000, the Trigger Rate is 10%, and the Index Value is 1,000. Please note that these examples may differ from your actual results due to a variety of market factors.
Term Start Date
On the Term Start Date we calculate the beginning Proxy Value as follows.
Strike price	AMBC = 1.00	OMP = 0.90
Index Value	1,000
Term TD return	NA
Time remaining	1.00
Value of derivatives	AMBC = 42.32%	OMP = 3.37%
Beginning Proxy Value = (Trigger Rate x AMBC) – OMP = (10% x 42.32%) – 3.37% = 0.86%
End of month six
Assume the Index Value increased to 1,100 by the end of month six. We calculate the current Proxy Value as follows.
Strike price	AMBC = 1.00	OMP = 0.90
Index Value	1,100
Term TD return	10.00%
Time remaining	0.50
Value of derivatives	AMBC = 77.60%	OMP = 0.36%
Current Proxy Value = (Trigger Rate x AMBC) – OMP = (10% x 77.60%) – 0.36% = 7.40%
We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (7.40% - 0.86%) = 6.54%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 0.86% x (1 - 0.50) = 0.43%
=
[(a) 6.54% + (b) 0.43%] x $10,000 = $697.11

Index Advantage+ New York® Annuity Statement of Additional Information – September 25, 2026
Appendix B
 19

Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + $697.11 = $10,697.11
Now instead, assume the Index Value decreased to 900 by the end of month six. We calculate the current Proxy Value as follows.
Strike price	AMBC = 1.00	OMP = 0.90
Index Value	900
Term TD return	-10.00%
Time remaining	0.50
Value of derivatives	AMBC = 12.96%	OMP = 4.93%
Current Proxy Value = (Trigger Rate x AMBC) – OMP = (10% x 12.96%) – 4.93% = -3.63%
We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (-3.63% - 0.86%) = -4.49%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 0.86% x (1 - 0.50) = 0.43%
=
[(a) -4.49% + (b) 0.43%] x $10,000 = -$405.91
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 - $405.91 = $9,594.09
EXAMPLE: INDEX DUAL PRECISION STRATEGY 1-YEAR TERM WITH 10% BUFFER USING THE S&P 500® INDEX
Assume you purchase a Contract and allocate your total initial Purchase Payment of $10,000 to the Index Option with the Index Dual Precision Strategy 1-year Term with 10% Buffer using S&P 500® Index. On the Term Start Date the Index Option Base is $10,000, the Trigger Rate is 7%, and the Index Value is 1,000. Please note that these examples may differ from your actual results due to a variety of market factors.
Term Start Date
On the Term Start Date we calculate the beginning Proxy Value as follows.
Strike price	IMBC = 0.90	OMP = 0.90
Index Value	1,000
Term TD return	NA
Time remaining	1.00
Value of derivatives	IMBC = 65.25%	OMP = 3.37%
Beginning Proxy Value = (Trigger Rate x IMBC) – OMP = (7% x 65.25%) – 3.37% = 1.19%
End of month six
Assume the Index Value increased to 1,100 by the end of month six. We calculate the current Proxy Value as follows.
Strike price	IMBC = 0.90	OMP = 0.90
Index Value	1,100
Term TD return	10.00%
Time remaining	0.50
Value of derivatives	IMBC = 92.36%	OMP = 0.36%
Current Proxy Value = (Trigger Rate x IMBC) – OMP = (7% x 92.36%) – 0.36% = 6.11%
We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (6.11% - 1.19%) = 4.91%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 1.19% x (1 - 0.50) = 0.60%
=
[(a) 4.91% + (b) 0.60%] x $10,000 = $550.83

Index Advantage+ New York® Annuity Statement of Additional Information – September 25, 2026
Appendix B
 20

Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + $550.83 = $10,550.83
Now instead, assume the Index Value decreased to 900 by the end of month six. We calculate the current Proxy Value as follows.
Strike price	IMBC = 0.90	OMP = 0.90
Index Value	900
Term TD return	-10.00%
Time remaining	0.50
Value of derivatives	IMBC = 44.70%	OMP = 4.93%
Current Proxy Value = (Trigger Rate x IMBC) – OMP = (7% x 44.70%) – 4.93% = -1.80%
We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (-1.80% - 1.19%) = -2.99%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 1.19% x (1 - 0.50) = 0.60%
=
[(a) -2.99% + (b) 0.60%] x $10,000 = -$239.44
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 - $239.44 = $9,760.56
EXAMPLE: SUMMARY
The following table summarizes hypothetical effects on the Daily Adjustment from the examples above and compares them to the hypothetical Performance Credits that would be received on the Term End Date assuming no future market changes. Percentages shown represent the Daily Adjustment as a percentage of the Index Option Base. Please note that these examples may differ from your actual results due to a variety of market factors.
Crediting Method/Term Length/ Negative Index Performance Protection	Assumed Rate	Hypothetical Daily Adjustment when:		Hypothetical Performance Credit when:
		The Index is up 10% at the end of month six	The Index is down 10% at the end of month six	The Index is up 10% at the end of the Term	The Index is down 10% at the end of the Term
Index Performance Strategy 1-year Term with 10% Buffer	12% Cap	7.29%	-4.74%	10.00%	0.00%
Index Performance Strategy 1-year Term with 30% Buffer	4% Cap	2.48%	-0.55%	4.00%	0.00%
Index Performance Strategy 3-year Term with 20% Buffer	50% Cap	7.80%	-5.46%	10.00%	0.00%
Index Performance Strategy 3-year Term with 20% Buffer	Uncapped with a 100% Participation Rate	8.46%	-5.93%	10.00%	0.00%
Index Performance Strategy 6-year Term with 10% Buffer	Uncapped with a 110% Participation Rate	9.22%	-8.13%	11.00%	0.00%
Index Precision Strategy 1-year Term with 10% Buffer	10% Trigger Rate	6.97%	-4.06%	10.00%	0.00%
Index Dual Precision Strategy 1-year Term with 10% Buffer	7% Trigger Rate	5.51%	-2.39%	7.00%	7.00%

Index Advantage+ New York® Annuity Statement of Additional Information – September 25, 2026
Appendix B
 21

PART C - OTHER INFORMATION

ITEM 27. EXHIBITS

(a)	1.	Resolution of Board of Directors of the Insurance Company authorizing the establishment of the Separate Account, dated February 26, 1988 incorporated by reference as exhibit EX-99.B1 from Registered Separate Account’s N-4 filing (File Nos. 333-19699 and 811-05716) electronically filed on January 13, 1997.
	2.	Resolution of Board of Directors of the Insurance Company authorizing the establishment of the Separate Account IANY, dated March 6, 2014, incorporated by reference as exhibit EX-99.B1.c. from Registered Separate Account’s N-4 filing (File Nos. 333-192949 and 811-05716) electronically filed on May 2, 2014.
(b)		Not Applicable
(c)	1.	Principal Underwriter Agreement by and between Preferred Life Insurance Company of New York on behalf of Preferred Life Variable Account C and NALAC Financial Plans, Inc. incorporated by reference as exhibit EX-99.B3.a. from Registered Separate Account’s Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on May 12, 1997. Preferred Life Insurance Company of New York is the predecessor to Allianz Life Insurance Company of New York. Preferred Life Variable Account C is the predecessor to Allianz Life of NY Variable Account C. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.
	2.	Broker-Dealer Agreement (amended and restated) between Allianz Life Insurance Company of New York and Allianz Life Financial Services, LLC, dated June 1, 2010 incorporated by reference as exhibit EX-99.B3.b. from Registered Separate Account’s Post Effective Amendment No. 21 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on October 21, 2010.
	3.	The current specimen of the selling agreement, form M1252 (2/2021), between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public, is incorporated by reference as exhibit 27(c)3 from Post-Effective Amendment No. 17 to Registered Separate Account’s Form N-4 (File No. 333-192949), electronically filed on April 17, 2024.
(d)	1.	Individual Flexible Purchase Payment Variable and Index-Linked Deferred Annuity Contract L40538-01-NY incorporated by reference as exhibit 27(d)1 to the Registered Separate Account’s initial filing to Form N-4 (File Nos. 333-275897 and 811-05716) electronically filed on December 5, 2023.
	2.	Contract Schedule Pages, S40875-01-NY and S40876-01-NY incorporated by reference as exhibit 27(d)2 to the Registered Separate Account’s initial filing to Form N-4 (File Nos. 333-275897 and 811-05716) electronically filed on December 5, 2023.
	3.	Non-Qualified Annuity Stretch Endorsement, TE-NQ2023-NY incorporated by reference as exhibit 27(d)3 to the Registered Separate Account’s initial filing to Form N-4 (File Nos. 333-275897 and 811-05716) electronically filed on December 5, 2023.
	4.	Waiver of Withdrawal Charge rider-S40749-NY, incorporated by reference as exhibit EX-99.B4.e. from Registered Separate Account’s initial filing on Form N-4 (File Nos. 333-213128 and 811-05716), electronically filed on August 15, 2016.
	5.	Contract Amendment to change the Early Reallocation Maximum USA-3131-NY, incorporated by reference as exhibit 27(d)(5) from Post-Effective Amendment No. 2 to Registered Separate Account’s Form N-4 (File No. 333-275897), electronically filed on April 22, 2026.
(e)		Application for Individual Annuity Contract, INYP-APP_0524 incorporated by reference as exhibit 27(e) to the Registered Separate Account’s initial filing to Form N-4 (File Nos. 333-275897 and 811-05716) electronically filed on December 5, 2023.
(f)	1.	Articles of Incorporation, as amended and restated March 9, 2011, of Allianz Life Insurance Company of New York, filed on December 19, 2013 as Exhibit 3(a) to Insurance Company’s initial registration on Form S-1 (File No. 333-192948), is incorporated by reference.
	2.	Bylaws, as amended and restated March 9, 2011, of Allianz Life Insurance Company of New York, filed on December 19, 2013 as Exhibit 3(b) to Insurance Company’s initial registration on Form S-1 (File No. 333-192948), is incorporated by reference.

(g)		Not Applicable
(h)	1.	Amended and Restated Participation Agreement dated November 1, 2015, between Allianz Variable Insurance Products Trust, Allianz Life Insurance Company of New York, and Allianz Life Financial Services, LLC, filed on February 12, 2016 as Exhibit (e)(3) to Investment Company's Post-Effective Amendment No. 53 (File Nos 333-83423 and 811-09491), is incorporated by reference.
(i)	1.	Service Agreement effective July 1, 2010, between Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York is incorporated by reference as exhibit 27(i)1 from Post-Effective Amendment No. 17 to Registered Separate Account’s Form N-4 (File No. 333-192949), electronically filed on April 17, 2024
	2.	Amended and Restated Service Agreement for Subcontracted Services effective January 1, 2023, between Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York is incorporated by reference as exhibit 27(i)2 from Post-Effective Amendment No. 17 to Registered Separate Account’s Form N-4 (File No. 333-192949), electronically filed on April 17, 2024.
(j)		None
(k)*		Opinion and Consent of Counsel
(l)*		Consent of Independent Registered Public Accounting Firm
(m)		Not Applicable
(n)		Not Applicable
(o)		Not Applicable
(p)	1.	Powers of Attorney, dated January 2024, incorporated by reference as EX-99.27(p) from Post-Effective Amendment No. 17 to Registered Separate Account’s Form N-4 (File Nos. 333-192949 and 811-05716) electronically filled on April 17, 2024.
	2.	Power of Attorney, dated April 21, 2025, as signed by Director Benjamin D. Bodner, incorporated by reference as exhibit 27(p)(2) from Post-Effective Amendment No. 2 to Registered Separate Account’s Form N-4 (File No. 333-275897), electronically filed on April 22, 2026.
(q)		Not Applicable
(r)		Historical Current Limits on Index Gains, incorporated by reference as exhibit 27(r) from Post-Effective Amendment No. 2 to Registered Separate Account’s Form N-4 (File No. 333-275897), electronically filed on April 22, 2026.
*	Filed herewith

Item 28. directors and Officers of the insurance company

Unless noted otherwise, all officers and directors have the following principal business address:

5701 Golden Hills Drive

Minneapolis, MN 55416-1297

The following are the Officers and Directors of the Insurance Company:

Name and Principal Business Address	Positions and Offices Insurance Company
Jasmine M. Jirele	Director, Board Chair and Chief Executive Officer
William E. Gaumond	Director, Chief Financial Officer and Treasurer
Walter R. White	Director
Udo Frank	Director
Eric J. Thomes	Director and President
Howard E. Woolley	Director
Luca Gallo	Chief Operating Officer
Adam Brown	Chief Actuary
Gretchen Cepek	Chief Legal Officer and Secretary
Matthew C. Dian	Vice President, Chief Ethics and Compliance Officer and Consumer Affairs Officer
Jean-Roch P.F. Sibille	Chief Investment Officer
Rebecca A. Wysocki	Senior Vice President, Controller and Assistant Treasurer
Benjamin D. Bodner	Director
Kevin E. Walker	Director

Item 29. Persons Controlled by or Under Common Control with the insurance company or the registered separate account

The Insurance Company organizational chart is incorporated by reference as Item 29 from Post-Effective Amendment No. 2 to Registered Separate Account’s Form N-4 (File No. 333-275897), electronically filed on April 22, 2026.

Item 30. Indemnification

Indemnification provision, as required by the ’33 Act, Rule 484

The Bylaws of the Insurance Company, as restated March 9, 2011, provide:

ARTICLE X – INDEMNIFICATION OF OFFICERS, DIRECTORS AND EMPLOYEES

To the fullest extent allowed under New York law, the Company shall indemnify officers, directors and employees of the Company. No director shall be personally liable to the Company or any of its shareholders for damages for any breach of duty as a director; provided, however, that the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to him or her establishes that his or her acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that he or she personally gained in fact a financial profit or other advantage to which he or she was not legally entitled; or (ii) the liability of a director for any act or omission prior to adoption of these Restated Bylaws by the shareholders of the Company.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Insurance Company pursuant to the foregoing provisions, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Insurance Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a) Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the following Investment Companies other than Allianz Life of NY Variable Account C:

Allianz Life Variable Account A

Allianz Life Variable Account B

Allianz Funds

(b) The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:

5701 Golden Hills Drive

Minneapolis, MN 55416-1297

Name	Positions and Offices with Underwriter
Corey Walther	Governor and President
Eric J. Thomes	Governor, Chief Executive Officer, and Chief Manager
William E. Gaumond	Governor
Daniel R. Eberhard	Chief Financial Officer and Treasurer
John C. Helmen	Assistant Vice President, Distribution National Accounts
Matthew C. Dian	Chief Compliance Officer
Kristine M. Lord-Krahn	Chief Legal Officer and Secretary

(c) For the period 1-1-2025 to 12-31-2025

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	74,680,263.51	$0	$0	$0

The $74,680,263.51 that Allianz Life Financial Services, LLC received from Allianz Life of New York as commissions on the sale of Contracts issued under Allianz Life of NY Variable Account C was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 31A. INFORMATION ABOUT CONTRACTS WITH INDEX-LINKED OPTIONS AND FIXED OPTIONS SUBJECT TO A CONTRACT ADJUSTMENT

(a) For the calendar year ended December 31, 2025:

Name of the Contract	Number of Contracts outstanding	Total value attributable to the Index-Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Allianz Index Advantage+ New York	7,890	$1,679,100,755	7,502	$1,195,127,514	$21,873	Yes

(b) See Exhibit 27(r)

Item 32. Location of Accounts and Records

Incorporated by reference as Item B3 on form N-CEN, filed by the Registered Separate Account on March 11, 2026.

ITEM 33. Management Services

Not Applicable

Item 34. Fee REPRESENTATION and undertakings

(a) With regard to the variable options under the Contract, Allianz Life Insurance Company of New York (“Insurance Company”) hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

(b) With regard to the index-linked options under the Contract, the Insurance Company undertakes:

1.	To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section 10(a)(3) of the Securities Act; and;
2.	That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

The Insurance Company also hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the Contract;
2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contract;
3.	Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;
4.	Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer’s Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registered Separate Account has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota, on this 25th day of September, 2026.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C (Registered Separate Account)
By:	/s/ Jasmine M. Jirele*
Jasmine M. Jirele
Chief Executive Officer

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK (Insurance Company)
By:	/s/ Jasmine M. Jirele*
Jasmine M. Jirele
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Jasmine M. Jirele*	Director, Board Chair and Chief Executive Officer (principal executive officer)	September 25, 2026
Jasmine M. Jirele

/s/ William E. Gaumond*	Director, Chief Financial Officer and Treasurer (principal financial officer and principal accounting officer)	September 25, 2026
William E. Gaumond

/s/ Benjamin D. Bodner**	Director	September 25, 2026
Benjamin D. Bodner

/s/ Udo Frank*	Director	September 25, 2026
Udo Frank

/s/ Howard E. Woolley*	Director	September 25, 2026
Howard E. Woolley

/s/ Kevin E. Walker*	Director	September 25, 2026
Kevin E. Walker

/s/ Walter R. White*	Director	September 25, 2026
Walter R. White

/s/ Eric Thomes*	Director	September 25, 2026
Eric Thomes

*By Power of Attorney, dated January 2024, incorporated by reference as EX-99.27(p) from Post-Effective Amendment No.17 to Registered Separate Account’s Form N-4 (File Nos. 333-192949 and 811-05716) electronically filed on April 17, 2024.

**By Power of Attorney, dated April 21, 2025, as signed by Director Benjamin D. Bodner, incorporated by reference as exhibit 27(p)(2) from Post-Effective Amendment No. 2 to Registered Separate Account's Form N-4 (File No. 333-275897), electronically filed on April 22, 2026.

*By:	/s/ Doug Hodgson
Doug Hodgson
Senior Counsel, Associate General Counsel Pursuant to Power of Attorney

File Nos. 333-275897; 811-05716

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota, on this 25th day of September, 2026.

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK (Insurance Company – Registrant)
By:	/s/ Jasmine M. Jirele*
Jasmine M. Jirele
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Jasmine M. Jirele*	Director, Board Chair and Chief Executive Officer (principal executive officer)	September 25, 2026
Jasmine M. Jirele

/s/ William E. Gaumond*	Director, Chief Financial Officer and Treasurer (principal financial officer and principal accounting officer)	September 25, 2026
William E. Gaumond

/s/ Benjamin D. Bodner**	Director	September 25, 2026
Benjamin D. Bodner

/s/ Udo Frank*	Director	September 25, 2026
Udo Frank

/s/ Howard E. Woolley*	Director	September 25, 2026
Howard E. Woolley

/s/ Kevin E. Walker*	Director	September 25, 2026
Kevin E. Walker

/s/ Walter R. White*	Director	September 25, 2026
Walter R. White

/s/ Eric Thomes*	Director	September 25, 2026
Eric Thomes

*By Power of Attorney, dated January 2024, incorporated by reference as EX-99.27(p) from Post-Effective Amendment No.17 to Registered Separate Account’s Form N-4 (File Nos. 333-192949 and 811-05716) electronically filed on April 17, 2024.

**By Power of Attorney, dated April 21, 2025, as signed by Director Benjamin D. Bodner, incorporated by reference as exhibit 27(p)(2) from Post-Effective Amendment No. 2 to Registered Separate Account’s Form N-4 (File No. 333-275897), electronically filed on April 22, 2026.

*By:	/s/ Doug Hodgson
Doug Hodgson
Senior Counsel, Associate General Counsel Pursuant to Power of Attorney

File No. 333-275895

EXHIBITS TO

PRE-EFFECTIVE AMENDMENTs

TO

FORM N-4

(FILE NOS. 333-275897, 811-05716, and 333-275895)

ALLIANZ LIFE of NY VARIABLE ACCOUNT C

ALLIANZ LIFE INSURANCE COMPANY OF NEw York

INDEX TO EXHIBITS
27(k)	Opinion and Consent of Counsel
27(l)	Consent of Independent Registered Public Accounting Firm